Schedule of Investments	August 31, 2026 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 101.3%
Energy — 98.2%
Cheniere Energy Partners	2,622,817	$184,357,807
CrossAmerica Partners	100	2,317
Delek Logistics Partners	1,252,601	69,481,778
Energy Transfer	17,169,195	369,309,384
Enterprise Products Partners	8,303,185	322,329,642
Genesis Energy (A)	7,126,974	116,312,216
Global Partners (A)	1,936,503	99,439,429
Martin Midstream Partners	100	234
MPLX	4,989,648	295,237,472
NGL Energy Partners *	100	1,897
Plains All American Pipeline	10,945,839	280,760,770
Sunoco	2,888,633	219,651,653
USA Compression Partners	5,164,171	139,742,467
USD Partners *	100	—
Western Midstream Partners	5,138,925	247,182,293
		2,343,809,359
Utilities — 3.1%
Suburban Propane Partners (A)	4,198,684	73,938,825
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $949,745,552)		2,417,748,184

COMMON STOCK — 9.1%
Energy — 9.1%
Hess Midstream, Cl A	5,397,237	217,022,900
ONEOK	100	9,601
Summit Midstream *	100	3,483
		217,035,984
Utilities — 0.0%
Star Group	100	1,278
TOTAL COMMON STOCK (Cost $169,505,497)		217,037,262
TOTAL INVESTMENTS — 110.4% (Cost $1,119,251,049)		$2,634,785,446

Percentages are based on Net Assets of $2,387,045,109.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X MLP ETF

*	Non-income producing security.
(A)	Affiliated investment.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under

U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Genesis Energy
$91,815,528	$23,485,087	$(7,427,272)	$8,605,845	$(166,972)	$116,312,216	$—	$—
Global Partners
72,211,773	17,613,190	(7,463,456)	17,617,559	(539,637)	99,439,429	—	—
Suburban Propane Partners
66,810,405	16,140,817	(5,268,012)	(3,627,391)	(116,994)	73,938,825	—	—
Totals:
$230,837,706	$57,239,094	$(20,158,740)	$22,596,013	$(823,603)	$289,690,470	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 73.1%
CANADA — 23.0%
Energy — 23.0%
Enbridge	5,990,863	$302,957,942
Pembina Pipeline	3,468,393	168,910,739
South Bow	2,256,471	85,226,909
TC Energy	4,942,932	309,081,538

TOTAL CANADA		866,177,128
UNITED STATES — 50.1%
Energy — 50.1%
Antero Midstream	3,545,183	79,483,003
Archrock	1,847,085	58,220,119
Cheniere Energy	699,104	203,921,646
DT Midstream	1,100,119	144,137,591
Excelerate Energy, Cl A	339,920	13,467,630
Hess Midstream, Cl A	1,390,963	55,930,622
Kinder Morgan	8,963,590	288,986,142
Kinetik Holdings, Cl A	610,159	33,455,018
Kodiak Gas Services	947,656	55,693,743
NextDecade *	1,403,746	10,584,245
ONEOK	2,877,775	276,295,178
Targa Resources	909,484	267,069,977
Venture Global, Cl A	5,407,822	79,170,514
Williams	4,335,279	325,362,689

TOTAL UNITED STATES		1,891,778,117
TOTAL COMMON STOCK (Cost $2,224,507,275)		2,757,955,245

MASTER LIMITED PARTNERSHIPS — 26.7%
UNITED STATES— 26.7%
Energy — 26.7%
Cheniere Energy Partners	507,640	35,682,016
Delek Logistics Partners	248,222	13,768,874
Energy Transfer	8,277,181	178,042,163
Enterprise Products Partners	4,295,767	166,761,675
Genesis Energy	1,377,179	22,475,561
MPLX	3,032,735	179,446,930
NGL Energy Partners *	1,464,506	27,781,679

Schedule of Investments	August 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Plains All American Pipeline	5,859,882	$150,305,973
Plains GP Holdings, Cl A	2,085,089	58,841,212
USA Compression Partners	1,002,307	27,122,428
Western Midstream Partners	3,033,154	145,894,707
TOTAL UNITED STATES		1,006,123,218
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $534,760,868)		1,006,123,218

	Face Amount

U.S. TREASURY OBLIGATION — 11.8%
U.S. Treasury Bill 3.808%, 12/03/2026(A)	$450,000,000	445,624,929
TOTAL U.S. TREASURY OBLIGATION (Cost $445,709,920)		445,624,929
TOTAL INVESTMENTS — 111.6% (Cost $3,204,978,063)		$4,209,703,392

Percentages are based on Net Assets of $3,770,914,540.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,757,955,245	$—	$—	$2,757,955,245
Master Limited Partnerships	1,006,123,218	—	—	1,006,123,218
U.S. Treasury Obligation	—	445,624,929	—	445,624,929
Total Investments in Securities	$3,764,078,463	$445,624,929	$—	$4,209,703,392

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 80.3%
Domestic Equity — 40.1%
Global X Nasdaq 100® Covered Call ETF (A)(B)	553,016	$10,109,132
Global X U.S. Preferred ETF (B)(C)	515,269	9,439,728
		19,548,860
International Equity — 20.5%
Global X SuperDividend® REIT ETF (B)(D)	451,197	9,963,558
Foreign Fixed Income — 19.7%
Global X Emerging Markets Bond ETF (B)(E)	406,838	9,584,778
TOTAL EXCHANGE-TRADED FUNDS (Cost $43,587,763)		39,097,196

COMMON STOCK — 10.1%
Energy — 3.9%
Antero Midstream	27,490	616,326
Hess Midstream, Cl A	15,755	633,509
ONEOK	7,033	675,238
		1,925,073
Utilities — 6.2%
Avista	16,289	605,299
Brookfield Infrastructure, Cl A	16,269	621,801
Edison International	8,953	483,283
Northwestern Energy Group	9,753	674,517
Portland General Electric	12,400	605,864
		2,990,764
TOTAL COMMON STOCK (Cost $4,409,017)		4,915,837

MASTER LIMITED PARTNERSHIPS — 9.5%
Energy — 9.5%
Alliance Resource Partners	22,619	599,404
Black Stone Minerals	42,188	627,757
Dorchester Minerals	23,014	665,335
Energy Transfer	33,184	713,788
Enterprise Products Partners	16,596	644,257
MPLX	10,773	637,438

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	9,750	$741,390
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,454,400)		4,629,369
TOTAL INVESTMENTS — 99.9% (Cost $50,451,180)		$48,642,402

Percentages are based on Net Assets of $48,700,935.

(A)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Global X SuperDividend® REIT ETF
$7,974,987	$2,456,724	$(465,419)	$41,728	$(44,462)	$9,963,558	$556,692	$—
Global X Emerging Markets Bond ETF
7,812,291	2,415,299	(446,520)	(205,336)	9,044	9,584,778	368,248	—
Global X Nasdaq 100® Covered Call ETF
7,971,858	2,400,245	(849,000)	501,030	84,999	10,109,132	628,413	—
Global X U.S. Preferred ETF
7,406,212	2,770,444	(434,345)	(284,623)	(17,960)	9,439,728	402,656	—
Totals:
$31,165,348	$10,042,712	$(2,195,284)	$52,799	$31,621	$39,097,196	$1,956,009	$—

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Alternative Income ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Consumer Discretionary — 0.3%
MercadoLibre *	206	$398,857

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	5,876	94,369

UNITED STATES — 99.5%
Communication Services — 6.0%
Alphabet, Cl A	7,585	2,573,970
Alphabet, Cl C	6,077	2,038,286
Fox, Cl A	765	51,523
Fox, Cl B	543	32,699
Live Nation Entertainment *	631	113,511
Netflix *	18,397	1,491,077
Omnicom Group	1,152	100,834
ROBLOX, Cl A *	2,996	123,705
T-Mobile US	2,229	402,201
		6,927,806
Consumer Discretionary — 11.7%
Amazon.com *	17,951	4,663,131
AutoZone *	68	203,404
Booking Holdings	3,337	664,363
Chipotle Mexican Grill, Cl A *	5,802	220,650
Flutter Entertainment PLC *	548	54,899
Home Depot	4,261	1,396,884
Las Vegas Sands	1,164	50,995
Lowe’s	2,415	494,350
Lululemon Athletica *	463	55,680
McDonald’s	2,983	786,140
NIKE, Cl B	5,201	203,151
O’Reilly Automotive *	3,368	299,078
Royal Caribbean Cruises	1,088	292,389
Starbucks	4,966	527,638
Tesla *	9,385	3,453,211
Tractor Supply	2,124	74,128

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	199	$106,883
		13,546,974
Consumer Staples — 6.2%
Coca-Cola	16,247	1,440,621
Colgate-Palmolive	3,503	314,639
Costco Wholesale	1,821	1,718,824
General Mills	2,270	93,524
PepsiCo	5,867	823,375
Philip Morris International	6,557	1,228,126
Procter & Gamble	9,624	1,396,635
Sysco	1,982	160,701
		7,176,445
Energy — 5.7%
Chevron	7,457	1,537,186
ConocoPhillips	4,876	646,021
Devon Energy	4,380	212,474
Diamondback Energy	732	146,751
EOG Resources	2,115	306,590
EQT	2,687	145,582
ExxonMobil Holdings	16,684	2,685,290
Halliburton	3,358	123,742
SLB	5,986	359,759
Valero Energy	1,173	421,013
		6,584,408
Financials — 12.6%
Aon PLC, Cl A	869	279,401
Berkshire Hathaway, Cl B *	7,573	3,817,019
Blackrock	610	704,922
Charles Schwab	6,770	743,481
CME Group, Cl A	1,631	465,651
First Citizens BancShares, Cl A	33	71,425
Intercontinental Exchange	2,509	403,196
JPMorgan Chase	10,851	3,863,173
M&T Bank	590	138,025
Marsh & McLennan	1,935	367,263
Moody’s	643	324,484

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	4,925	$1,050,601
MSCI, Cl A	314	179,181
Northern Trust	756	140,283
PNC Financial Services Group	1,642	393,472
Progressive	2,322	506,382
S&P Global	1,273	554,824
T Rowe Price Group	880	97,926
US Bancorp	6,441	396,637
W R Berkley	1,092	73,776
		14,571,122
Health Care — 8.3%
Agilent Technologies	1,218	187,036
Amgen	2,192	942,297
Bristol-Myers Squibb	8,756	584,988
Danaher	2,684	573,195
Dexcom *	1,546	140,779
Edwards Lifesciences *	2,336	211,992
Eli Lilly	3,220	3,724,671
IDEXX Laboratories *	321	178,697
Intuitive Surgical *	1,499	564,913
Labcorp Holdings	345	114,768
Mettler-Toledo International *	91	127,868
ResMed	594	142,619
Royalty Pharma, Cl A	1,561	95,861
Stryker	1,533	496,385
Thermo Fisher Scientific	1,629	1,005,256
Veeva Systems, Cl A *	651	185,984
West Pharmaceutical Services	300	102,333
Zimmer Biomet Holdings	765	76,531
Zoetis, Cl A	1,735	133,769
		9,589,942
Industrials — 8.2%
AMETEK	963	226,469
Caterpillar	1,843	1,469,737
Cintas	1,417	285,936
Deere	987	646,396
Equifax	492	93,067

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	516	$97,859
Fastenal	4,440	218,936
GE Aerospace	4,403	1,478,131
GE Vernova	1,170	1,051,280
General Dynamics	1,036	384,719
Illinois Tool Works	1,185	326,314
Lockheed Martin	831	466,382
Northrop Grumman	614	331,376
Old Dominion Freight Line	712	142,372
Paychex	1,324	168,598
Quanta Services	629	381,860
Rollins	1,348	48,622
RTX	5,634	1,170,351
SS&C Technologies Holdings	865	71,769
TransDigm Group	235	275,359
WW Grainger	175	229,161
		9,564,694
Information Technology — 35.7%
Adobe *	1,785	522,630
Advanced Micro Devices *	7,172	3,376,004
Amphenol, Cl A	5,287	838,254
Analog Devices	2,091	757,235
Apple	17,117	5,423,521
Applied Materials	3,034	1,390,755
Arista Networks *	4,379	856,926
Broadcom	10,528	3,898,939
Cadence Design Systems *	1,092	369,948
Cisco Systems	16,034	1,771,597
Cloudflare, Cl A *	1,300	396,643
Corning	3,174	472,069
Crowdstrike Holdings, Cl A *	4,521	1,044,351
Dell Technologies, Cl C	1,253	571,381
F5 *	221	89,976
Fair Isaac *	98	112,427
International Business Machines	4,143	968,923
KLA	5,003	877,776
Lam Research	5,150	1,552,673
Marvell Technology	2,587	547,564

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	11,351	$5,758,249
Motorola Solutions	692	335,828
NVIDIA	25,438	5,616,202
Palo Alto Networks *	3,586	1,370,318
ServiceNow *	4,696	694,961
Synopsys *	806	354,310
Texas Instruments	3,990	1,041,031
VeriSign	346	99,745
Workday, Cl A *	858	169,412
Zscaler *	465	87,599
		41,367,247
Materials — 2.0%
Corteva	2,900	245,427
CRH PLC	2,992	282,116
Ecolab	1,053	298,209
Linde PLC	1,934	946,848
Martin Marietta Materials	267	138,493
Sherwin-Williams	986	334,067
Vulcan Materials	551	148,538
		2,393,698
Real Estate — 1.9%
Equinix ‡	409	428,108
Extra Space Storage ‡	848	119,653
Public Storage ‡	685	210,288
Realty Income ‡	3,857	236,357
Simon Property Group ‡	1,301	276,228
Ventas ‡	2,050	186,899
Welltower ‡	3,029	715,571
		2,173,104
Utilities — 1.2%
Atmos Energy	660	109,646
NextEra Energy	9,012	742,048
Southern	4,755	418,440

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Morningstar Capital Allocation Leaders ETF †

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	1,354	$143,754
		1,413,888
TOTAL UNITED STATES		115,309,328
TOTAL COMMON STOCK (Cost $108,105,033)		115,802,554
TOTAL INVESTMENTS — 99.9% (Cost $108,105,033)		$115,802,554

Percentages are based on Net Assets of $115,905,388.

*	Non-income producing security.
†	Formerly Global X Conscious Companies ETF, effective July 21, 2026.
‡	Real Estate Investment Trust

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA—0.9%
Financials — 0.7%
Aspen Insurance Holdings, 7.000%	148,567	$3,482,411
Aspen Insurance Holdings, 5.625%	177,132	3,292,884
Aspen Insurance Holdings, 5.625%	176,757	3,291,215
RenaissanceRe Holdings, 4.200%	362,874	5,341,505
		15,408,015
Industrials — 0.2%
Triton International, 7.375%	114,257	2,855,282
TOTAL BERMUDA		18,263,297
CANADA—0.9%
Energy — 0.3%
TransCanada PipeLines, 6.250%	267,620	5,876,935
Financials — 0.2%
Brookfield Finance, 4.625%	287,406	4,267,979
Utilities — 0.4%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	251,397	6,621,797
Brookfield BRP Holdings Canada, 4.625%	232,792	3,517,487
		10,139,284
TOTAL CANADA		20,284,198
UNITED STATES— 97.5%
Communication Services — 4.0%
AT&T, 5.350%	908,550	17,616,784
AT&T, 5.000%	820,468	14,456,646
AT&T, 4.750%	1,202,036	20,230,266
Telephone and Data Systems, 6.625%	281,728	5,916,288
Telephone and Data Systems, 6.000%	468,495	8,990,419
T-Mobile USA, 6.250%	285,297	6,587,508
T-Mobile USA, 5.500%	292,331	5,864,160
T-Mobile USA, 5.500%	287,120	5,772,548
		85,434,619
Consumer Discretionary — 1.7%
Ford Motor, 6.500%	429,998	8,986,959
Ford Motor, 6.200%	513,907	10,350,087
Ford Motor, 6.000%	545,906	10,650,626
Whirlpool, 8.500% *	211,646	7,344,116
		37,331,788
Financials — 57.2%
AEGON Funding, 5.100%	631,436	11,220,618
Affiliated Managers Group, 6.750%	327,190	7,276,706
Affiliated Managers Group, 5.875%	213,211	4,136,293

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 7.375%	410,861	$10,620,757
Allstate, 7.184%, TSFR3M + 3.427% (A)	341,333	8,741,538
Allstate, 5.100%	814,365	15,171,620
Allstate, 4.750%	218,246	3,788,751
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	410,028	10,517,218
Arch Capital Group, 5.450%	237,258	4,496,039
Arch Capital Group, 4.550%	359,749	5,687,632
Ares Management, 6.750% *	506,053	23,126,622
Assurant, 5.250%	178,141	3,279,576
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	340,570	8,606,204
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	392,384	9,746,819
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	587,480	13,993,774
Athene Holding, 5.625%	247,490	4,593,414
Athene Holding, 4.875%	411,648	6,689,280
Atlanticus Holdings, 9.250%	109,754	2,784,459
Axis Capital Holdings, 5.500%	401,393	7,377,603
Banc of California, 7.750%, H15T5Y + 4.820% (A)	351,099	8,844,184
Bank of America, 7.250% *	23,992	30,838,837
Bank of America, 6.450%	339,185	8,496,584
Bank of America, 6.000%	431,762	10,383,876
Bank of America, 5.875%	275,099	6,519,846
Bank of America, 5.375%	445,522	9,347,052
Bank of America, 5.000%	420,094	8,191,833
Bank of America, 4.779%, TSFR3M + 1.012% (A)	57,481	1,130,076
Bank of America, 4.750%	221,151	4,062,544
Bank of America, 4.375%	346,306	5,765,995
Bank of America, 4.352%, TSFR3M + 0.612% (A)	103,610	1,927,146
Bank of America, 4.250%	417,829	6,798,078
Bank of America, 4.125%	294,301	4,732,360
Bank of Hawaii, 8.000%	108,465	2,835,275
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	341,331	8,594,715
Bank OZK, 4.625%	252,827	4,070,515
Brighthouse Financial, 6.750%	287,516	4,229,360

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Brighthouse Financial, 6.600%	303,540	$4,367,941
Brighthouse Financial, 6.250%	269,934	4,254,160
Brighthouse Financial, 5.375%	411,485	4,851,408
Capital One Financial, 5.000%	1,020,826	17,844,038
Capital One Financial, 4.800%	849,191	14,223,949
Capital One Financial, 4.375%	453,301	6,903,774
Capital One Financial, 4.250%	306,226	4,651,573
Carlyle Finance, 4.625%	357,713	5,719,831
Charles Schwab, 5.950%	511,713	11,887,093
Charles Schwab, 4.450%	404,749	6,832,163
Citigroup, 6.250%	548,851	13,282,194
Citigroup Capital XIII, 10.475%, TSFR3M + 6.632% (A)	1,564,198	40,903,778
Citizens Financial Group, 7.375%	290,317	7,527,920
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	288,805	7,165,252
Citizens Financial Group, 5.000%	300,286	5,459,199
Corebridge Financial, 6.375%	408,405	8,846,052
Equitable Holdings, 5.250%	567,226	10,771,622
Equitable Holdings, 4.300%	198,086	3,308,036
F&G Annuities & Life, 7.950%	248,987	6,179,857
F&G Annuities & Life, 7.300%	272,136	5,706,692
Fifth Third Bancorp, 7.671%, TSFR3M + 3.972% (A)	306,788	7,804,687
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	288,014	7,433,641
First Citizens BancShares, 6.625%, H15T5Y + 2.830% (A)	270,117	6,712,407
First Citizens BancShares, 5.375%	248,052	4,908,949
First Horizon, 6.750%	270,375	6,597,150
Goldman Sachs Group, 4.769%, TSFR3M + 1.012% (A)	130,645	2,497,932
Goldman Sachs Group, 4.769%, TSFR3M + 1.012% (A)	514,752	9,806,026
Goldman Sachs Group, 4.689%, TSFR3M + 0.932% (A)	929,055	17,373,328
Hartford Insurance Group, 6.000%	251,180	6,136,327
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	234,825	5,917,590

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Huntington Bancshares, 4.500%	362,470	$5,988,004
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	377,042	9,705,061
JPMorgan Chase, 6.000%	899,181	22,101,869
JPMorgan Chase, 5.750%	825,396	18,893,314
JPMorgan Chase, 4.750%	435,313	8,153,412
JPMorgan Chase, 4.625%	899,694	16,374,431
JPMorgan Chase, 4.550%	726,766	12,994,576
JPMorgan Chase, 4.200%	969,055	16,251,052
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	409,676	10,311,545
KeyCorp, 5.650%	299,144	6,102,538
KeyCorp, 5.625%	314,001	6,345,960
KKR, 6.875%	402,970	9,421,439
KKR, 6.250% *(B)	870,948	42,345,492
KKR Group Finance IX, 4.625%	361,288	5,845,640
Lincoln National, 9.000%	341,589	8,983,791
M&T Bank, 7.500%	515,243	13,808,512
M&T Bank, 6.350%	314,813	7,631,067
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	92,328	2,361,750
Merchants Bancorp, 7.625%	152,295	3,821,082
MetLife, 5.625%	544,561	11,441,227
MetLife, 4.926%, TSFR3M + 1.262% (A)	407,954	8,558,875
MetLife, 4.750%	679,143	11,980,083
Morgan Stanley, Ser E, 7.125%	436,559	11,114,792
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	429,657	10,866,026
Morgan Stanley, 6.625%	507,545	12,856,115
Morgan Stanley, 6.500%	505,196	12,700,627
Morgan Stanley, 6.375%	506,393	12,371,181
Morgan Stanley, 5.850%	489,435	10,997,604
Morgan Stanley, 4.875%	239,275	4,495,977
Morgan Stanley, 4.715%, TSFR3M + 0.962% (A)	547,636	10,339,368
Morgan Stanley, 4.250%	653,588	10,731,915
Navient, 6.000%	213,801	3,931,800
Northern Trust, 4.700%	275,909	5,225,716
Pinnacle Financial Partners, 8.397%, H15T5Y + 4.127% (A)	236,085	6,190,149
Pinnacle Financial Partners, 7.371%, TSFR3M + 3.614% (A)	142,470	3,615,889

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Prudential Financial, 5.950%	218,858	$4,733,899
Prudential Financial, 5.625%	383,915	7,835,705
Prudential Financial, 4.125%	364,585	5,578,150
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	341,331	8,690,287
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	339,241	8,311,404
Regions Financial, 4.450%	288,246	4,692,645
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	479,348	12,300,070
Shift4 Payments, 6.000% *	183,410	10,318,647
State Street, 5.350%, TSFR3M + 3.971% (A)	338,365	6,980,470
Stifel Financial, 6.125%	159,941	3,464,322
Stifel Financial, 4.500%	213,743	3,379,277
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	340,360	8,815,324
Synchrony Financial, 5.625%	510,441	9,463,576
Texas Capital Bancshares, 5.750%	213,856	4,401,156
TPG Operating Group II, 6.950%	285,942	6,450,852
Truist Financial, 5.250%	390,801	7,554,183
Truist Financial, 4.750%	631,481	11,082,492
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	216,999	5,750,473
US Bancorp, 5.500%	408,053	8,503,825
US Bancorp, 5.035%, TSFR3M + 1.282% (A)	9,817	7,530,032
US Bancorp, 4.615%, TSFR3M + 0.862% (A)	705,227	12,835,131
US Bancorp, 4.500%	300,745	5,097,628
US Bancorp, 4.000%	506,557	7,603,421
US Bancorp, 3.750%	333,488	4,688,841
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	97,495	2,514,396
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	216,541	5,075,721
W R Berkley, 5.100%	216,596	3,898,728
W R Berkley, 4.125%	196,319	2,966,380
WaFd, 4.875%	211,109	3,527,631
Wells Fargo, 7.500% *	42,981	49,171,124
Wells Fargo, 5.625%	286,957	6,376,185
Wells Fargo, 4.750%	846,823	15,090,386
Wells Fargo, 4.700%	511,482	8,981,624
Wells Fargo, 4.375%	451,136	7,394,119
Wells Fargo, 4.250%	548,883	8,820,550

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
WesBanco, 7.375%, H15T5Y + 3.795% (A)	165,567	$4,266,662
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	288,147	7,546,570
		1,231,047,533
Health Care — 1.0%
Bruker, 6.375% *	48,610	20,805,566
Industrials — 5.4%
Boeing, 6.000% *	1,439,832	93,358,707
Pitney Bowes, 6.700%	254,121	5,552,544
QXO, 5.500% *	200,857	8,168,854
VSE, 5.750% *	154,505	8,307,734
		115,387,839
Information Technology — 9.2%
Hewlett Packard Enterprise, 7.625% *	474,302	63,423,663
Microchip Technology, 7.500% *	483,663	31,128,551
Novanta, 6.500% *	213,808	13,309,548
Oracle, 6.500% *	1,588,097	74,132,368
Strategy, 8.000% *	228,231	16,580,982
		198,575,112
Real Estate — 4.1%
Brookfield Property Partners, 6.500%	138,922	2,285,267
Brookfield Property Preferred, 6.250%	456,644	7,762,948
Digital Realty Trust, 5.850% ‡	149,974	3,371,416
Digital Realty Trust, 5.250% ‡	143,274	2,818,200
Digital Realty Trust, 5.200% ‡	249,949	4,861,508
Kimco Realty, 5.250% ‡	187,127	3,817,391
Public Storage, 5.600% ‡	189,339	3,943,931
Public Storage, 5.150% ‡	201,786	3,892,452
Public Storage, 5.050% ‡	216,234	4,052,225
Public Storage, 4.875% ‡	230,806	4,200,669
Public Storage, 4.750% ‡	150,672	2,662,374
Public Storage, 4.625% ‡	382,829	6,557,861
Public Storage, 4.100% ‡	179,072	2,763,081
Public Storage, 4.000% ‡	408,116	6,036,036
Public Storage, 4.000% ‡	291,351	4,332,389
Public Storage, 3.900% ‡	138,541	2,008,844
Public Storage, 3.875% ‡	185,420	2,708,986
RLJ Lodging Trust, 1.950% ‡ *	227,265	5,765,713
Vornado Realty Trust, 5.400% ‡	216,531	3,810,946
Vornado Realty Trust, 5.250% ‡	211,172	3,716,627

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.250% ‡	197,589	$3,443,976
Vornado Realty Trust, 4.450% ‡	212,235	3,085,897
		87,898,737
Utilities — 14.9%
CMS Energy, 5.875%	428,574	9,068,626
CMS Energy, 5.875%	206,210	4,392,273
CMS Energy, 5.625%	130,521	2,611,725
DTE Energy, 6.250%	408,198	9,441,620
DTE Energy, 5.250%	292,534	5,698,562
DTE Energy, 4.375%	148,249	2,334,922
DTE Energy, 4.375%	184,449	2,945,651
Duke Energy, 5.750%	685,497	16,335,393
Duke Energy, 5.625%	340,588	7,526,995
Entergy Arkansas, 4.875%	296,707	5,794,688
Entergy Louisiana, 4.875%	193,761	3,813,216
Entergy Mississippi, 4.900%	189,290	3,785,800
Georgia Power, 5.000%	179,702	3,680,297
NextEra Energy, 7.375% *	796,113	36,151,491
NextEra Energy, 7.234% *	530,347	25,398,318
NextEra Energy Capital Holdings, 6.500%	587,775	13,671,646
NextEra Energy Capital Holdings, 6.500%	398,898	9,334,213
NextEra Energy Capital Holdings, 5.650%	455,757	9,511,649
PG&E, 6.000% *	585,133	19,824,306
PPL, 7.000% *	418,914	19,337,070
SCE Trust VII, 7.500%	372,632	8,823,926
SCE Trust VIII, 6.950%	253,253	5,680,465
Sempra, 5.750%	539,013	10,893,453
Southern, 7.125% *	718,014	34,356,970
Southern, 6.500%	383,585	9,604,968
Southern, 5.250%	327,780	6,437,599
Southern, 4.950%	684,273	12,487,982
Southern, 4.200%	509,051	8,043,006
Xcel Energy, 6.250%	618,124	13,876,884
		320,863,714
TOTAL UNITED STATES		2,097,344,908
TOTAL PREFERRED STOCK (Cost $2,274,201,481)		2,135,892,403

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Face Amount	Value

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 3.631%, 09/01/2026(C)	$4,000,000	$4,000,000
TOTAL U.S. TREASURY OBLIGATION (Cost $4,000,000)		4,000,000

	Shares

SHORT-TERM INVESTMENT(D)(E) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.600% (Cost $38,256,953)	38,256,953	38,256,953
TOTAL INVESTMENTS — 101.3% (Cost $2,316,458,434)		$2,178,149,356

Percentages are based on Net Assets of $2,150,246,066.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $38,154,934.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $38,256,953. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2026.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,135,892,403	$—	$—	$2,135,892,403
U.S. Treasury Obligation	—	4,000,000	—	4,000,000
Short-Term Investment	38,256,953	—	—	38,256,953
Total Investments in Securities	$2,174,149,356	$4,000,000	$—	$2,178,149,356

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.6%
Consumer Discretionary — 5.3%
Best Buy	7,472	$598,881
Lennar, Cl A	6,290	529,052
NIKE, Cl B	12,856	502,155
		1,630,088
Consumer Staples — 21.1%
Archer-Daniels-Midland	6,953	565,209
Brown-Forman, Cl B	21,303	566,021
Colgate-Palmolive	6,283	564,339
Dollar General	5,140	651,495
Hershey	3,200	563,872
Hormel Foods	23,267	508,384
Kimberly-Clark	5,564	600,634
McCormick	11,374	616,698
Procter & Gamble	3,792	550,295
Target	4,416	710,446
Tyson Foods, Cl A	10,069	555,205
		6,452,598
Energy — 10.1%
APA	14,873	641,770
ConocoPhillips	4,713	624,425
Devon Energy	12,128	588,329
Expand Energy	6,382	626,457
ExxonMobil Holdings	3,752	603,885
		3,084,866
Financials — 20.5%
Aflac	4,826	559,092
Allstate	2,530	652,234
Blackrock	559	645,986
Blackstone	4,770	683,255
Cincinnati Financial	3,396	576,981
Erie Indemnity, Cl A	2,436	622,544
Everest Group	1,679	629,037
FactSet Research Systems	2,269	711,445
Principal Financial Group	5,175	570,078
T Rowe Price Group	5,310	590,897
		6,241,549
Health Care — 14.4%
Becton Dickinson	3,824	719,333
Bristol-Myers Squibb	10,165	679,124

Schedule of Investments	August 31, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna Group	1,911	$527,589
Gilead Sciences	4,652	680,774
Medtronic PLC	7,042	638,357
Pfizer	22,077	628,311
Zoetis, Cl A	6,896	531,681
		4,405,169
Industrials — 19.5%
3M	3,603	619,104
A O Smith	9,877	584,027
Automatic Data Processing	2,446	699,947
Broadridge Financial Solutions	3,859	703,804
Fastenal	12,278	605,428
Honeywell International	1,373	293,177
Illinois Tool Works	2,259	622,061
Lockheed Martin	1,076	603,883
Snap-On	1,493	576,761
Union Pacific	2,116	636,218
		5,944,410
Information Technology — 6.5%
Accenture PLC, Cl A	3,315	629,054
CDW	4,371	662,556
Cognizant Technology Solutions, Cl A	10,908	704,439
		1,996,049
Materials — 2.2%
International Flavors & Fragrances	7,614	657,317
TOTAL COMMON STOCK (Cost $28,520,725)		30,412,046
TOTAL INVESTMENTS — 99.6% (Cost $28,520,725)		$30,412,046

Percentages are based on Net Assets of $30,521,027.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 8.3%
Alphabet, Cl A	2,328	$790,007
Alphabet, Cl C	2,337	783,853
AT&T	730,774	18,919,739
Charter Communications, Cl A *	34,831	5,309,638
Comcast, Cl A	191,580	5,099,860
Fox, Cl B	88,871	5,351,812
New York Times, Cl A	83,845	5,640,253
News, Cl A	27,927	857,638
News, Cl B	24,177	831,931
Sirius XM Holdings	150,843	4,249,247
Take-Two Interactive Software *	3,559	781,912
T-Mobile US	41,025	7,402,551
Verizon Communications	406,373	20,326,777
		76,345,218
Consumer Discretionary — 7.0%
Best Buy	51,813	4,152,812
Boyd Gaming	51,917	4,028,240
Gap	229,562	5,121,528
Lear	31,323	3,915,062
Lennar, Cl A	54,210	4,559,603
Lennar, Cl B (A)	55,539	4,568,638
Lithia Motors, Cl A	13,124	4,820,708
LKQ	179,016	4,493,302
McDonald’s	23,916	6,302,823
Mohawk Industries *	40,755	5,226,829
O’Reilly Automotive *	8,393	745,298
Penske Automotive Group	20,963	4,540,376
Ross Stores	2,844	649,968
TJX	86,840	11,628,744
		64,753,931
Consumer Staples — 8.5%
Altria Group	159,616	10,930,504
Archer-Daniels-Midland	51,530	4,188,874
Bunge Global	36,335	4,222,490
Campbell’s Company (A)	205,654	4,869,887
Coca-Cola	142,887	12,669,790

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	1,269	$1,197,796
Ingredion	43,926	4,544,584
McCormick	172,352	9,344,926
Monster Beverage *	20,562	944,207
Pilgrim’s Pride *	158,291	4,967,172
Smithfield Foods	170,186	3,728,775
Target	32,616	5,247,262
Walmart	106,607	11,179,876
		78,036,143
Energy — 4.4%
Antero Midstream	226,488	5,077,861
Chevron	4,102	845,586
DT Midstream	4,717	618,021
Expand Energy	48,290	4,740,146
ExxonMobil Holdings	35,255	5,674,292
Kinder Morgan	160,646	5,179,227
Kodiak Gas Services	67,163	3,947,170
Noble PLC	105,372	4,829,199
NOV	221,337	4,712,265
ONEOK	49,051	4,709,387
		40,333,154
Financials — 20.3%
Aflac	109,051	12,633,558
AGNC Investment ‡	419,779	4,504,229
Ally Financial	100,737	4,252,109
Annaly Capital Management ‡	200,720	4,600,502
Aon PLC, Cl A	2,299	739,175
Bank OZK	88,286	4,333,077
Berkshire Hathaway, Cl B *	27,546	13,884,010
CBOE Global Markets	2,424	727,685
Chubb	2,516	851,918
Citizens Financial Group	62,066	4,274,485
CME Group, Cl A	48,470	13,838,185
CNA Financial	86,784	4,215,099
Columbia Banking System	137,906	4,087,534
Enact Holdings	98,324	4,739,217
Essent Group	69,162	4,672,585

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Group	12,066	$4,520,527
Fidelity National Information Services	111,004	4,525,633
First American Financial	63,808	4,716,687
FirstCash Holdings	4,962	1,064,200
Fiserv *	89,135	4,751,787
FNB	238,595	4,349,587
Franklin Resources	138,987	4,746,406
Global Payments	56,977	5,187,756
Globe Life	3,667	633,181
Huntington Bancshares	246,291	4,109,365
Jack Henry & Associates	4,762	799,587
KeyCorp	194,712	4,207,726
Lincoln National	108,088	4,603,468
Loews	34,064	3,688,791
Marsh & McLennan	4,237	804,183
MGIC Investment	154,963	4,749,616
Old Republic International	18,017	751,849
Prosperity Bancshares	61,595	4,407,738
Prudential Financial	37,780	4,442,928
Regions Financial	146,028	4,363,317
SOUTHSTATE BANK CORP	44,037	4,619,041
Starwood Property Trust ‡	276,984	4,348,649
Travelers	1,813	663,431
Truist Financial	86,983	4,312,617
United Bankshares	95,920	4,520,710
US Bancorp	69,787	4,297,483
Valley National Bancorp	309,902	4,227,063
W R Berkley	11,182	755,456
Willis Towers Watson PLC	2,719	920,517
Zions Bancorp	64,361	4,292,235
		186,734,902
Health Care — 11.3%
Becton Dickinson	29,389	5,528,365
Bio-Rad Laboratories, Cl A *	14,700	5,675,964
Bristol-Myers Squibb	74,063	4,948,149
Cardinal Health	7,276	1,707,095
Cencora	2,422	783,759
Cigna Group	15,799	4,361,788

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	41,622	$3,908,722
Edwards Lifesciences *	9,418	854,683
Elevance Health	11,576	4,544,043
Johnson & Johnson	52,775	14,030,234
McKesson	785	694,976
Medtronic PLC	63,205	5,729,533
Penumbra *	33,292	10,756,645
Pfizer	181,311	5,160,111
Quest Diagnostics	5,199	1,249,320
Royalty Pharma, Cl A	230,150	14,133,512
Solventum *	58,122	5,292,589
Universal Health Services, Cl B	30,035	5,115,862
Viatris	264,788	4,371,650
Zimmer Biomet Holdings	50,806	5,082,632
		103,929,632
Industrials — 15.9%
AMETEK	4,281	1,006,763
Automatic Data Processing	45,564	13,038,594
Broadridge Financial Solutions	20,627	3,761,952
CACI International, Cl A *	1,556	969,404
DuPont de Nemours	32,219	4,336,355
GATX	4,704	822,871
General Dynamics	36,052	13,387,910
Huntington Ingalls Industries	15,996	4,658,035
L3Harris Technologies	39,621	10,549,091
Leidos Holdings	48,243	6,764,151
Lockheed Martin	23,539	13,210,793
Matson	20,847	4,686,614
Mobility Global, Cl W	220,801	4,482,260
Norfolk Southern	2,493	854,576
Northrop Grumman	16,112	8,695,646
Republic Services, Cl A	56,348	12,448,400
RTX	69,312	14,398,182
Snap-On	3,982	1,538,286
Stanley Black & Decker	50,537	4,870,251
TransDigm Group	3,763	4,409,258
United Parcel Service, Cl B	38,846	4,048,919
Verisk Analytics, Cl A	3,513	680,749

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	57,089	$12,497,924
		146,116,984
Information Technology — 13.0%
Accenture PLC, Cl A	32,117	6,094,522
Amdocs	195,980	12,358,499
Apple	41,409	13,120,442
Avnet	50,065	4,483,822
Cisco Systems	120,522	13,316,476
Cognizant Technology Solutions, Cl A	104,209	6,729,817
HP	179,268	5,381,625
Ingram Micro Holding	150,495	4,239,444
Microsoft	32,063	16,265,239
Motorola Solutions	31,408	15,242,302
Silicon Laboratories *	11,621	2,545,580
Skyworks Solutions	71,239	4,773,725
Teledyne Technologies *	1,241	760,671
VeriSign	47,668	13,741,731
		119,053,895
Materials — 3.6%
Alcoa	97,460	4,868,127
Eastman Chemical	64,866	4,698,893
Ecolab	2,885	817,032
Linde PLC	26,533	12,990,026
Mosaic	197,543	4,764,737
Smurfit WestRock PLC	101,308	4,751,345
		32,890,160
Real Estate — 3.3%
Agree Realty ‡	167,983	12,136,772
COPT Defense Properties ‡	25,566	920,376
Equity LifeStyle Properties ‡	10,312	654,296
Federal Realty Investment Trust ‡	5,396	626,098
Gaming and Leisure Properties ‡	16,262	684,142
NNN REIT ‡	18,313	827,748
Omega Healthcare Investors ‡	19,162	876,087
Rayonier ‡	209,000	4,284,500
Realty Income ‡	13,382	820,049

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡	8,218	$614,460
Ventas ‡	10,067	917,808
VICI Properties, Cl A ‡	194,687	4,993,721
Welltower ‡	5,686	1,343,261
WP Carey ‡	11,821	826,997
		30,526,315
Utilities — 4.2%
AES	302,812	4,463,449
American Electric Power	6,020	737,028
Atmos Energy	4,175	693,593
CenterPoint Energy	18,183	720,047
CMS Energy	10,199	694,144
Consolidated Edison	6,966	745,501
Duke Energy	6,107	732,290
Edison International	55,991	3,022,394
Evergy	9,683	784,517
Eversource Energy	60,429	4,238,490
FirstEnergy	17,921	821,857
IDACORP	5,475	745,476
National Fuel Gas	9,401	780,847
Southern	8,744	769,472
TXNM Energy	231,498	13,336,600
UGI	122,177	4,697,706
WEC Energy Group	6,659	706,986
		38,690,397
TOTAL UNITED STATES		917,410,731
TOTAL COMMON STOCK (Cost $863,318,918)		917,410,731

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.600% (Cost $8,731,459)	8,731,459	$8,731,459
TOTAL INVESTMENTS — 100.7% (Cost $872,050,377)		$926,142,190

Percentages are based on Net Assets of $919,310,757.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $8,449,373.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $8,731,459. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
CANADA— 1.7%
Utilities — 1.7%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	211,472	$5,570,173
TOTAL CANADA		5,570,173
UNITED STATES— 97.6%
Consumer Staples — 4.4%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	256,843	6,472,444
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	301,599	7,389,175
		13,861,619
Energy — 1.6%
NGL Energy Partners, 11.126%, TSFR3M + 7.475% (A)	197,523	5,147,449
Financials — 90.4%
Adams Trust, 11.283%, US0003M + 6.429% ‡ (A)	112,446	2,887,613
AGNC Investment, 9.024%, TSFR3M + 5.373% ‡ (A)	115,572	2,989,270
AGNC Investment, 8.906%, TSFR3M + 5.255% ‡ (A)	147,404	3,791,231
AGNC Investment, 8.632%, TSFR3M + 4.697% ‡ (A)	211,740	5,386,666
AGNC Investment, 8.267%, TSFR3M + 4.594% ‡ (A)	87,320	2,200,464
Allstate, 7.184%, TSFR3M + 3.427% (A)	305,685	7,828,593
Annaly Capital Management, 8.950%, TSFR3M + 5.251% ‡ (A)	155,096	3,951,846
Annaly Capital Management, 8.906%, TSFR3M + 5.255% ‡ (A)	249,730	6,477,996
Annaly Capital Management, 8.085%, TSFR3M + 4.434% ‡ (A)	147,261	3,771,354
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	367,016	9,413,961
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	151,347	3,824,539
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	174,143	4,325,712
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	255,140	6,077,435
Banc of California, 7.750%, H15T5Y + 4.820% (A)	315,423	7,945,505
Bank of America, 6.450%	413,133	10,348,982

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.779%, TSFR3M + 1.012% (A)	80,352	$1,579,720
Bank of America, 4.352%, TSFR3M + 0.612% (A)	120,037	2,232,688
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	305,587	7,694,681
Chimera Investment, 9.753%, TSFR3M + 6.053% ‡ (A)	194,841	4,843,747
Chimera Investment, 9.300%, TSFR3M + 5.600% ‡ (A)	120,138	2,965,006
Chimera Investment, 8.690%, US0003M + 5.005% ‡ (A)	155,297	3,633,950
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	244,893	6,075,795
Fifth Third Bancorp, 7.671%, TSFR3M + 3.972% (A)	275,640	7,012,282
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	243,009	6,272,062
First Citizens BancShares, 6.625%, H15T5Y + 2.830% (A)	239,484	5,951,177
Goldman Sachs Group, 4.769%, TSFR3M + 1.012% (A)	244,337	4,654,620
Goldman Sachs Group, 4.769%, TSFR3M + 1.012% (A)	64,968	1,242,188
Goldman Sachs Group, 4.689%, TSFR3M + 0.932% (A)	436,207	8,157,071
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	199,444	5,025,989
Invesco Mortgage Capital, 7.500%, US0003M + 5.289% ‡ (A)	101,985	2,553,704
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	339,687	8,743,543
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	376,099	9,466,412
MetLife, 4.926%, TSFR3M + 1.262% (A)	364,438	7,645,909
MFA Financial, 9.258%, TSFR3M + 5.607% ‡ (A)	169,911	4,006,501
Morgan Stanley, 4.715%, TSFR3M + 0.962% (A)	688,026	12,989,931
Pinnacle Financial Partners, 8.397%, H15T5Y + 4.127% (A)	209,299	5,487,820

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Pinnacle Financial Partners, 7.371%, TSFR3M + 3.614% (A)	120,489	$3,058,011
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	282,805	7,200,215
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	280,335	6,868,208
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	428,244	10,988,741
Rithm Capital, 10.195%, TSFR3M + 6.064% ‡ (A)	58,452	1,491,695
Rithm Capital, 9.553%, TSFR3M + 5.902% ‡ (A)	151,867	3,860,459
Rithm Capital, 8.882%, TSFR3M + 5.231% ‡ (A)	218,305	5,422,696
Rithm Capital, 8.750%, H15T5Y + 5.009% ‡ (A)	138,579	3,453,389
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	303,116	7,850,704
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	179,728	4,762,792
US Bancorp, 5.035%, TSFR3M + 1.282% (A)	6,928	5,314,053
US Bancorp, 4.615%, TSFR3M + 0.862% (A)	488,808	8,896,306
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	90,301	2,328,863
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	179,392	4,204,949
WesBanco, 7.375%, H15T5Y + 3.795% (A)	141,586	3,648,671
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	261,763	6,855,573
		285,661,288
Utilities — 1.2%
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	154,826	3,712,727
TOTAL UNITED STATES		308,383,083
TOTAL PREFERRED STOCK (Cost $317,365,179)		313,953,256

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Face Amount	Value

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 3.631%, 09/01/2026(B)	$500,000	$500,000
TOTAL U.S. TREASURY OBLIGATION (Cost $500,000)		500,000
TOTAL INVESTMENTS — 99.5% (Cost $317,865,179)		$314,453,256

Percentages are based on Net Assets of $315,921,310.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$313,953,256	$—	$—	$313,953,256
U.S. Treasury Obligation	—	500,000	—	500,000
Total Investments in Securities	$313,953,256	$500,000	$—	$314,453,256

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 98.2%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti PLC	1,042	$117,037

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	100	193,620

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	354	10,815

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	221	46,080

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	551	123,777

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	2,689	43,185

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	608	124,792

THAILAND — 0.0%
Information Technology — 0.0%
Fabrinet *	72	29,731

UNITED KINGDOM — 0.1%
Energy — 0.1%
TechnipFMC PLC	783	61,191

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 97.7%
Communication Services — 9.6%
Alphabet, Cl A	12,251	$4,157,377
Alphabet, Cl C	10,641	3,569,098
AppLovin, Cl A *	577	180,059
AST SpaceMobile, Cl A *(A)	524	30,968
AT&T	14,517	375,845
Charter Communications, Cl A *	201	30,640
Comcast, Cl A	7,418	197,467
EchoStar, Cl A *	290	25,068
Fox, Cl A	479	32,261
Fox, Cl B	338	20,354
Live Nation Entertainment *	367	66,020
Meta Platforms, Cl A	4,603	2,634,481
Netflix *	8,773	711,052
Omnicom Group	580	50,767
Reddit, Cl A *	303	44,786
ROBLOX, Cl A *	1,478	61,027
Space Exploration Technologies, Cl A *	1,382	198,579
Take-Two Interactive Software *	327	71,842
TKO Group Holdings, Cl A	151	27,574
T-Mobile US	956	172,501
Verizon Communications	8,710	435,674
Walt Disney	3,643	391,805
Warner Bros Discovery *	4,774	136,202
Warner Music Group, Cl A	324	9,140
		13,630,587
Consumer Discretionary — 8.9%
Airbnb, Cl A *	835	152,989
Amazon.com *	20,132	5,229,690
AutoZone *	34	101,702
Booking Holdings	1,639	326,309
Carnival	2,403	57,408
Carvana, Cl A *	1,468	107,839
Chipotle Mexican Grill, Cl A *	2,674	101,692
Darden Restaurants	266	56,993
Deckers Outdoor *	336	29,259
DoorDash, Cl A *	725	168,011
DR Horton	529	76,472

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DraftKings, Cl A *	1,137	$27,618
eBay	928	96,104
Expedia Group	239	75,792
Flutter Entertainment PLC *	301	30,154
Ford Motor	8,195	114,238
Garmin	322	91,483
General Motors	1,888	162,972
Genuine Parts	315	42,736
Hilton Worldwide Holdings	469	148,335
Home Depot	2,090	685,165
Las Vegas Sands	743	32,551
Lennar, Cl A	507	42,644
Lennar, Cl B	19	1,563
Lowe’s	1,175	240,523
Marriott International, Cl A	482	164,728
McDonald’s	1,489	392,411
NIKE, Cl B	2,257	88,158
NVR *	5	31,576
O’Reilly Automotive *	1,712	152,026
PulteGroup	447	56,465
Ralph Lauren, Cl A	76	26,364
Rivian Automotive, Cl A *	1,901	30,530
Ross Stores	678	154,950
Royal Caribbean Cruises	513	137,864
Starbucks	2,318	246,288
Tapestry	374	46,148
Tesla *	6,399	2,354,512
TJX	2,306	308,796
Tractor Supply	1,220	42,578
Ulta Beauty *	101	54,247
Viking Holdings *	302	26,014
Williams-Sonoma	266	60,715
Yum! Brands	571	87,540
		12,662,152
Consumer Staples — 4.3%
Altria Group	3,460	236,941
Archer-Daniels-Midland	898	72,998
Bunge Global	259	30,098

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Casey’s General Stores	75	$56,416
Church & Dwight	554	55,278
Coca-Cola	8,114	719,468
Colgate-Palmolive	1,678	150,718
Constellation Brands, Cl A	359	46,893
Costco Wholesale	928	875,930
Dollar General	504	63,882
Dollar Tree *	400	50,636
Estee Lauder, Cl A	556	56,879
General Mills	1,229	50,635
Hershey	342	60,264
Kenvue	3,609	68,138
Keurig Dr Pepper	2,430	77,420
Kimberly-Clark	620	66,929
Kraft Heinz	1,990	51,083
Kroger	1,174	67,552
Mondelez International, Cl A	2,688	166,844
Monster Beverage *	2,884	132,433
PepsiCo	2,845	399,267
Philip Morris International	3,240	606,852
Procter & Gamble	4,843	702,816
Sysco	898	72,810
Target	941	151,388
Tyson Foods, Cl A	647	35,676
Walmart	9,002	944,040
		6,070,284
Energy — 3.5%
Baker Hughes, Cl A	2,057	130,722
Cheniere Energy	437	127,468
Chevron	3,912	806,420
ConocoPhillips	2,603	344,871
Devon Energy	2,260	109,633
Diamondback Energy	429	86,006
EOG Resources	1,095	158,731
EQT	1,162	62,957
Expand Energy	491	48,197
ExxonMobil Holdings	8,617	1,386,906
Halliburton	1,949	71,821

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	4,074	$131,346
Marathon Petroleum	605	225,859
Occidental Petroleum	1,468	88,344
ONEOK	1,303	125,101
Phillips 66	844	208,113
SLB	2,918	175,372
Targa Resources	438	128,619
Texas Pacific Land	129	48,290
Valero Energy	635	227,914
Venture Global, Cl A	1,113	16,294
Williams	2,537	190,402
		4,899,386
Financials — 11.7%
Affirm Holdings, Cl A *	588	43,777
Aflac	937	108,551
Allstate	515	132,767
American Express	1,116	368,470
American International Group	1,099	83,920
Ameriprise Financial	176	97,347
Aon PLC, Cl A	401	128,930
Apollo Global Management	877	119,781
Arch Capital Group *	692	67,864
Ares Management, Cl A	484	69,294
Arthur J Gallagher	511	133,959
Bank of America	13,037	807,512
Bank of New York Mellon	1,439	232,082
Berkshire Hathaway, Cl B *	2,905	1,464,207
Blackrock	327	377,884
Blackstone	1,532	219,444
Block, Cl A *	1,135	93,093
Brown & Brown	663	47,849
Capital One Financial	1,283	275,216
Carlyle Group	532	25,743
CBOE Global Markets	242	72,648
Charles Schwab	3,425	376,134
Chubb	747	252,934
Cincinnati Financial	356	60,484
Citigroup	3,611	475,280

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	770	$53,030
CME Group, Cl A	758	216,409
Coinbase Global, Cl A *	386	72,614
Corpay *	126	50,942
Everest Group	96	35,966
Fidelity National Information Services	1,199	48,883
Fifth Third Bancorp	1,894	101,840
First Citizens BancShares, Cl A	20	43,288
Fiserv *	1,238	65,998
Global Payments	482	43,886
Goldman Sachs Group	616	631,954
Hartford Insurance Group	572	78,581
Huntington Bancshares	4,221	70,427
Interactive Brokers Group, Cl A	793	77,151
Intercontinental Exchange	1,173	188,501
JPMorgan Chase	5,596	1,992,288
KeyCorp	2,158	46,634
KKR	1,436	157,558
Loews	395	42,775
LPL Financial Holdings	157	58,111
M&T Bank	325	76,030
Markel Group *	29	52,284
Marsh & McLennan	996	189,041
Mastercard, Cl A	1,644	968,826
MetLife	1,130	107,542
Moody’s	316	159,466
Morgan Stanley	2,531	539,913
MSCI, Cl A	137	78,178
Nasdaq	782	77,113
Northern Trust	407	75,523
PayPal Holdings	1,847	97,272
PNC Financial Services Group	839	201,050
Principal Financial Group	479	52,767
Progressive	1,209	263,659
Prudential Financial	751	88,318
Raymond James Financial	327	58,262
Regions Financial	1,540	46,015
Robinhood Markets, Cl A *	1,591	166,753
Rocket, Cl A *	2,160	28,966

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
S&P Global	599	$261,068
SoFi Technologies *	2,954	52,818
State Street	572	109,469
Synchrony Financial	690	53,185
T Rowe Price Group	496	55,195
Toast, Cl A *	1,107	37,738
TPG, Cl A	308	16,669
Tradeweb Markets, Cl A	276	29,725
Travelers	454	166,132
Truist Financial	2,575	127,669
US Bancorp	3,120	192,130
Visa, Cl A	3,486	1,322,484
W R Berkley	695	46,954
Wells Fargo	6,377	550,909
Willis Towers Watson PLC	173	58,569
		16,619,698
Health Care — 9.3%
Abbott Laboratories	3,550	391,778
AbbVie	3,679	943,369
Agilent Technologies	526	80,773
Alnylam Pharmaceuticals *	247	59,450
Amgen	1,114	478,886
Becton Dickinson	569	107,035
Biogen *	338	73,228
Boston Scientific *	3,078	148,667
Bristol-Myers Squibb	4,234	282,873
Cardinal Health	485	113,791
Cencora	365	118,114
Centene *	1,128	72,575
Cigna Group	537	148,255
CVS Health	2,673	251,021
Danaher	1,321	282,113
Dexcom *	810	73,759
Edwards Lifesciences *	1,188	107,811
Elevance Health	454	178,213
Eli Lilly	1,767	2,043,942
GE HealthCare Technologies	1,055	75,148
Gilead Sciences	2,597	380,045

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	308	$127,651
Humana	252	96,574
IDEXX Laboratories *	164	91,297
Illumina *	332	70,925
Incyte *	382	47,070
Insmed *	499	60,788
Intuitive Surgical *	739	278,500
IQVIA Holdings *	361	94,290
Johnson & Johnson	5,053	1,343,340
Labcorp Holdings	192	63,871
McKesson	245	216,903
Medline, Cl A *	616	21,578
Medtronic PLC	2,683	243,214
Merck	5,149	760,816
Mettler-Toledo International *	46	64,636
Moderna *	735	103,150
Natera *	310	99,808
Pfizer	11,871	337,849
Quest Diagnostics	257	61,757
Regeneron Pharmaceuticals	206	164,610
ResMed	267	64,107
REVOLUTION Medicines *	396	81,406
Roivant Sciences *	981	33,982
Royalty Pharma, Cl A	919	56,436
STERIS PLC	227	52,809
Stryker	717	232,165
Thermo Fisher Scientific	772	476,401
United Therapeutics *	81	41,341
UnitedHealth Group	1,887	734,817
Veeva Systems, Cl A *	325	92,849
Vertex Pharmaceuticals *	526	286,417
Waters *	185	76,707
West Pharmaceutical Services	135	46,050
Zimmer Biomet Holdings	458	45,818
Zoetis, Cl A	865	66,691
		13,147,469
Industrials — 8.3%
3M	1,107	190,216

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AerCap Holdings	312	$45,533
AMETEK	463	108,884
ATI *	288	58,810
Automatic Data Processing	848	242,664
Axon Enterprise *	159	90,083
Bloom Energy, Cl A *	583	120,273
Boeing *	1,577	327,669
Broadridge Financial Solutions	268	48,878
Carpenter Technology	104	49,548
Carrier Global	1,601	93,210
Caterpillar	962	767,166
Cintas	713	143,876
Comfort Systems USA	73	112,830
Copart *	1,987	65,551
CSX	3,900	196,989
Cummins	289	163,112
Curtiss-Wright	74	43,107
Deere	517	338,588
Delta Air Lines	1,302	101,556
Dover	241	46,809
DuPont de Nemours	323	43,473
Eaton PLC	809	325,121
EMCOR Group	81	59,498
Emerson Electric	1,172	178,660
Equifax	281	53,154
Expeditors International of Washington	231	43,809
Fastenal	2,377	117,210
FedEx	460	150,604
Fedex Freight Holding *	263	35,174
Ferguson Enterprises	379	85,089
Fortive	735	43,247
FTAI Aviation	241	45,814
GE Aerospace	2,181	732,184
GE Vernova	562	504,974
General Dynamics	482	178,991
HEICO	67	22,187
HEICO, Cl A	149	36,381
Honeywell International	664	141,784
Howmet Aerospace	832	203,798

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hubbell, Cl B	122	$55,266
Illinois Tool Works	599	164,947
Ingersoll Rand	726	55,938
Jacobs Solutions	271	40,393
JB Hunt Transport Services	143	37,962
Johnson Controls International PLC	1,277	176,532
L3Harris Technologies	389	103,571
Lennox International	71	27,167
Lockheed Martin	483	271,074
MasTec *	128	30,692
Norfolk Southern	488	167,282
Northrop Grumman	294	158,672
nVent Electric	344	51,858
Old Dominion Freight Line	338	67,586
Otis Worldwide	900	64,017
PACCAR	1,077	133,688
Parker-Hannifin	265	259,552
Paychex	587	74,749
Quanta Services	308	186,984
Republic Services, Cl A	375	82,845
Rocket Lab *	1,157	73,955
Rockwell Automation	230	97,619
Rollins	690	24,888
RTX	2,809	583,514
Southwest Airlines	1,059	40,803
SS&C Technologies Holdings	504	41,817
Sunbelt Rentals Holdings	805	58,185
Symbotic, Cl A *	141	5,593
Trane Technologies PLC	461	204,868
TransDigm Group	115	134,750
Uber Technologies *	4,080	308,652
Union Pacific	1,236	371,628
United Airlines Holdings *	609	65,766
United Parcel Service, Cl B	1,552	161,765
United Rentals	131	135,978
Veralto	550	54,214
Verisk Analytics, Cl A	226	43,794
Vertiv Holdings, Cl A	726	187,831
Waste Management	814	178,201

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Watsco	81	$25,095
Westinghouse Air Brake Technologies	349	99,790
Woodward	120	40,778
WW Grainger	90	117,854
XPO *	223	43,260
Xylem	424	46,687
		11,714,564
Information Technology — 36.8%
Accenture PLC, Cl A	1,269	240,805
Adobe *	828	242,430
Advanced Micro Devices *	3,391	1,596,212
Amphenol, Cl A	2,563	406,364
Analog Devices	1,009	365,399
Apple	29,965	9,494,410
Applied Materials	1,670	765,511
Arista Networks *	2,159	422,495
Astera Labs *	279	82,857
Atlassian, Cl A *	334	64,853
Autodesk *	429	110,909
Broadcom	9,762	3,615,259
Cadence Design Systems *	572	193,782
CDW	302	45,777
Cerebras Systems, Cl A *	168	30,952
Ciena *	291	111,395
Circle Internet Group, Cl A *	359	34,302
Cisco Systems	8,276	914,415
Cloudflare, Cl A *	674	205,644
Cognizant Technology Solutions, Cl A	1,118	72,200
Coherent *	410	113,910
Coreweave, Cl A *	568	48,218
Corning	1,631	242,579
Credo Technology Group Holding *	348	78,714
Crowdstrike Holdings, Cl A *	2,105	486,255
Datadog, Cl A *	673	159,528
Dell Technologies, Cl C	597	272,238
Entegris	357	48,299
Everpure, Cl A *	737	68,504
F5 *	120	48,856

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	54	$61,949
First Solar *	236	47,648
Flex *	779	85,106
Fortinet *	1,294	221,183
GLOBALFOUNDRIES	181	8,089
Hewlett Packard Enterprise	2,769	144,653
HP	2,126	63,823
Intel *	8,997	805,321
International Business Machines	1,971	460,958
Intuit	558	200,489
Jabil	186	56,778
Keysight Technologies *	357	115,204
KLA	2,758	483,891
Lam Research	2,627	792,014
Lumentum Holdings *	149	136,299
Marvell Technology	1,834	388,184
Microchip Technology	1,004	73,744
Micron Technology	2,364	2,266,438
Microsoft	15,334	7,778,785
MKS Instruments	133	34,080
MongoDB, Cl A *	155	70,272
Monolithic Power Systems	99	125,509
Motorola Solutions	343	166,458
NetApp	409	75,784
NVIDIA	48,809	10,776,051
Okta, Cl A *	352	60,910
ON Semiconductor *	695	51,493
Oracle	3,500	521,920
Palantir Technologies, Cl A *	4,487	836,287
Palo Alto Networks *	1,697	648,475
Qnity Electronics	485	57,924
QUALCOMM	2,191	373,522
Roper Technologies	210	89,174
Salesforce	1,666	429,062
Samsara, Cl A *	742	30,311
SanDisk *	297	465,310
Seagate Technology Holdings PLC	462	382,712
ServiceNow *	2,155	318,918
Snowflake, Cl A *	704	233,327

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Strategy, Cl A *	663	$88,139
Super Micro Computer *	1,174	43,767
Synopsys *	395	173,638
Teledyne Technologies *	85	52,101
Teradyne	334	116,843
Texas Instruments	1,904	496,773
Twilio, Cl A *	305	71,867
Ubiquiti	9	5,310
VeriSign	154	44,395
Western Digital	703	316,737
Workday, Cl A *	427	84,311
Zoom Communications, Cl A *	479	46,310
Zscaler *	231	43,517
		52,104,835
Materials — 1.8%
Air Products & Chemicals	455	140,804
Amcor PLC	1,063	48,781
Amrize	1,006	43,962
Corteva	1,402	118,651
CRH PLC	1,401	132,100
Dow	1,655	50,511
Ecolab	523	148,114
Freeport-McMoRan	2,969	224,872
International Flavors & Fragrances	593	51,194
International Paper	1,203	45,630
Linde PLC	969	474,403
LyondellBasell Industries, Cl A	588	38,267
Martin Marietta Materials	138	71,581
Newmont	2,211	278,719
Nucor	499	124,570
Packaging Corp of America	206	48,192
PPG Industries	518	58,104
Reliance	91	34,948
Royal Gold	157	41,051
Sherwin-Williams	457	154,836
Smurfit WestRock PLC	1,182	55,436
Steel Dynamics	250	58,155

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	237	$63,890
		2,506,771
Real Estate — 1.6%
American Tower ‡	965	169,550
CBRE Group, Cl A *	603	87,923
Crown Castle ‡	1,006	76,597
Digital Realty Trust ‡	736	136,594
Equinix ‡	210	219,811
Equity Residential ‡	1,501	97,775
Essex Property Trust ‡	147	41,595
Extra Space Storage ‡	390	55,029
Invitation Homes ‡	1,324	38,581
Iron Mountain ‡	558	64,365
Mid-America Apartment Communities ‡	270	34,790
ProLogis ‡	1,931	270,186
Public Storage ‡	331	101,614
Realty Income ‡	1,936	118,638
SBA Communications, Cl A ‡	245	46,467
Simon Property Group ‡	665	141,193
Sun Communities ‡	289	35,090
Ventas ‡	1,087	99,102
VICI Properties, Cl A ‡	2,473	63,432
Welltower ‡	1,470	347,273
Weyerhaeuser ‡	1,672	39,075
		2,284,680
Utilities — 1.9%
Alliant Energy	596	40,516
Ameren	626	66,362
American Electric Power	1,125	137,734
American Water Works	452	62,480
Atmos Energy	374	62,133
CenterPoint Energy	1,515	59,994
CMS Energy	703	47,846
Consolidated Edison	838	89,683
Constellation Energy	706	193,988
Dominion Energy	1,703	112,415
DTE Energy	478	64,831

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	1,633	$195,813
Edison International	893	48,204
Entergy	882	93,765
Evergy	527	42,697
Eversource Energy	858	60,180
Exelon	1,944	84,992
FirstEnergy	1,273	58,380
NextEra Energy	4,338	357,191
NiSource	1,107	45,298
NRG Energy	442	48,673
PG&E	4,160	55,203
PPL	1,712	58,431
Public Service Enterprise Group	930	68,197
Sempra	1,354	110,622
Southern	2,346	206,448
Vistra	689	94,648
WEC Energy Group	610	64,764
Xcel Energy	1,373	103,922
		2,735,410
TOTAL UNITED STATES		138,375,836
TOTAL COMMON STOCK (Cost $127,325,395)		139,126,064

EXCHANGE-TRADED FUND — 1.7%
Domestic Equity — 1.7%
BNY Mellon US Large Cap Core Equity ETF	47,145	2,311,991
TOTAL EXCHANGE-TRADED FUND (Cost $2,043,830)		2,311,991

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.600% (Cost $27,848)	27,848	$27,848
TOTAL INVESTMENTS — 99.9% (Cost $129,397,073)		$141,465,903

Percentages are based on Net Assets of $141,652,835.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $27,777.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $27,848. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 108.5%
U.S. Treasury Bills
7.363%, 09/17/2026(A)	$56,870,000	$56,778,014
5.168%, 09/24/2026(A)	78,430,000	78,247,106
4.743%, 09/8/2026(A)	70,200,000	70,150,618
4.661%, 09/10/2026(A)	70,550,000	70,485,932
4.624%, 09/3/2026(A)	119,135,000	119,111,173
3.844%, 09/22/2026(A)	79,890,000	79,720,009
3.806%, 12/3/2026(A)	70,000,000	69,319,433
3.766%, 11/24/2026(A)	45,400,000	45,004,519
3.748%, 11/27/2026(A)	114,600,000	113,563,265
3.747%, 10/15/2026(A)	113,200,000	112,685,819
3.741%, 11/17/2026(A)	20,000,000	19,840,617
3.735%, 10/1/2026(A)	186,200,000	185,625,236
3.735%, 10/22/2026(A)	146,300,000	145,526,035
3.732%, 09/29/2026(A)	64,360,000	64,174,711
3.727%, 10/6/2026(A)	63,800,000	63,570,958
3.725%, 11/3/2026(A)	40,000,000	39,737,665
3.721%, 10/8/2026(A)	145,379,000	144,823,728
3.695%, 10/20/2026(A)	79,950,000	79,545,023
3.687%, 10/13/2026(A)	59,000,000	58,745,289
3.668%, 09/15/2026(A)	86,900,000	86,777,889
3.631%, 09/1/2026(A)	130,953,000	130,953,000
2.844%, 10/29/2026(A)	201,450,000	200,232,809
2.562%, 11/19/2026(A)	159,000,000	157,695,052
2.491%, 11/5/2026(A)	147,990,000	146,989,989
2.035%, 10/27/2026(A)	121,900,000	121,190,955
1.690%, 11/12/2026(A)	108,900,000	108,085,842
		2,568,580,686
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,568,640,031)		2,568,580,686

REPURCHASE AGREEMENTS(B) — 0.0%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $308 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $31, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $313)	308	308

Schedule of Investments		August 31, 2026 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $19 (collateralized by a U.S. Treasury Obligation, with a par value $20, 4.875%, due 08/15/2045, with a total market value of $19)	$19	$19
TOTAL REPURCHASE AGREEMENTS (Cost $327)		327
TOTAL INVESTMENTS — 108.5% (Cost $2,568,640,358)		$2,568,581,013

Percentages are based on Net Assets of $2,368,444,320.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $327. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.9%
PANAMA — 0.7%
Industrials — 0.7%
Copa Holdings, Cl A	1,715	$216,862

UNITED STATES — 99.2%
Communication Services — 7.1%
Comcast, Cl A	24,458	651,072
Match Group	6,651	270,363
Omnicom Group	7,738	677,307
Pinterest, Cl A *	13,705	297,536
Sirius XM Holdings	11,282	317,814
Trade Desk, Cl A *	10,311	141,467
		2,355,559
Consumer Discretionary — 20.6%
ADT	52,293	386,445
Bath & Body Works	10,174	195,850
Best Buy	4,942	396,101
Booking Holdings	3,214	639,875
BorgWarner	3,946	253,175
Crocs *	1,202	144,697
Deckers Outdoor *	2,314	201,503
Dillard’s, Cl A	313	195,929
DR Horton	3,476	502,491
Duolingo, Cl A *	764	113,347
Etsy *	2,100	170,793
Expedia Group	2,292	726,839
GameStop, Cl A *	7,921	145,588
Gap	12,230	272,851
Gentex	4,163	93,126
H&R Block	5,144	265,688
Lear	1,206	150,738
LKQ	7,293	183,054
Lululemon Athletica *	2,636	317,005
Macy’s	10,001	219,622
Mohawk Industries *	1,454	186,476
NVR *	44	277,870
PulteGroup	3,347	422,793
PVH	1,643	121,845

Schedule of Investments		August 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toll Brothers	1,811	$259,788
		6,843,489
Consumer Staples — 5.4%
Archer-Daniels-Midland	7,352	597,644
Kraft Heinz	24,039	617,081
Maplebear *	4,556	230,169
Molson Coors Beverage, Cl B	6,813	270,885
The Marzetti Company	533	60,042
		1,775,821
Energy — 13.0%
APA	10,441	450,529
Devon Energy	13,054	633,249
Diamondback Energy	3,006	602,643
EQT	10,800	585,144
Expand Energy	6,298	618,212
HF Sinclair	5,036	511,708
NOV	9,160	195,016
Ovintiv	7,487	491,522
Range Resources	5,118	211,476
		4,299,499
Health Care — 13.1%
Biogen *	2,712	587,555
BioMarin Pharmaceutical *	3,194	208,344
Bristol-Myers Squibb	10,175	679,792
Cardinal Health	2,485	583,031
Doximity, Cl A *	3,571	95,381
Exelixis *	4,073	222,549
Incyte *	3,338	411,308
Tenet Healthcare *	3,199	850,646
Veeva Systems, Cl A *	2,462	703,369
		4,341,975
Industrials — 9.6%
A O Smith	2,590	153,147
Booz Allen Hamilton Holding, Cl A	3,298	249,494
Genpact	5,426	206,079

Schedule of Investments		August 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
KBR	3,428	$128,550
Leidos Holdings	3,994	559,999
Lyft, Cl A *	18,083	305,603
Maximus	1,554	89,774
Oshkosh	1,362	209,898
Paylocity Holding *	959	153,651
Robert Half	1,587	71,954
Science Applications International	1,355	173,738
SS&C Technologies Holdings	5,141	426,549
Tetra Tech	5,691	205,673
Toro	1,887	184,567
UFP Industries	809	68,377
		3,187,053
Information Technology — 25.1%
Accenture PLC, Cl A	4,286	813,311
Adobe *	2,812	823,325
Amdocs	2,226	140,372
BILL Holdings *	1,771	87,186
Cirrus Logic *	683	74,795
Cognizant Technology Solutions, Cl A	9,654	623,455
DocuSign, Cl A *	4,343	287,811
Dropbox, Cl A *	6,363	223,914
EPAM Systems *	1,197	141,043
Gartner *	1,666	330,051
Gitlab, Cl A *	1,686	78,466
GoDaddy, Cl A *	3,596	351,976
HP	23,344	700,787
Intuit	2,055	738,362
Kyndryl Holdings *	5,218	70,182
Pegasystems	2,777	102,221
Qorvo *	1,182	113,567
RingCentral, Cl A	2,576	179,341
Salesforce	3,638	936,931
SPS Commerce *	530	45,262
Teradata *	3,652	105,908
UiPath, Cl A *	6,168	115,157
Workday, Cl A *	4,318	852,589

Schedule of Investments		August 31, 2026 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zoom Communications, Cl A *	3,832	$370,478
		8,306,490
Materials — 4.6%
Ashland	840	61,597
Cabot	1,165	96,357
CF Industries Holdings	3,612	469,669
Coeur Mining	12,023	249,838
Newmont	5,286	666,353
		1,543,814
Real Estate — 0.7%
Vornado Realty Trust ‡	6,139	229,476

TOTAL UNITED STATES		32,883,176
TOTAL COMMON STOCK (Cost $29,161,025)		33,100,038
TOTAL INVESTMENTS — 99.9% (Cost $29,161,025)		$33,100,038

Percentages are based on Net Assets of $33,136,378.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Notes
4.875%, 10/31/2028	$725,000	$732,533
4.625%, 06/15/2027	85,000	85,304
4.625%, 09/30/2028	580,000	583,036
4.500%, 04/15/2027	105,000	105,279
4.500%, 05/15/2027	340,000	340,857
4.375%, 07/15/2027	190,000	190,300
4.375%, 08/31/2028	785,000	785,460
4.375%, 11/30/2028	400,000	400,031
4.250%, 03/15/2027	245,000	245,360
4.250%, 01/15/2028	155,000	154,873
4.250%, 02/15/2028	200,000	199,820
4.250%, 07/31/2028	460,000	459,191
4.125%, 02/28/2027	410,000	410,235
4.125%, 09/30/2027	945,000	943,819
4.125%, 10/31/2027	120,000	119,798
4.125%, 11/15/2027	65,000	64,878
4.125%, 06/30/2028	75,000	74,719
4.125%, 07/31/2028	470,000	468,127
4.000%, 12/15/2027	930,000	926,658
4.000%, 02/29/2028	65,000	64,705
4.000%, 05/31/2028	150,000	149,162
4.000%, 06/30/2028	815,000	810,193
4.000%, 01/31/2029	560,000	555,078
3.875%, 03/31/2027	1,090,000	1,089,053
3.875%, 05/31/2027	200,000	199,612
3.875%, 07/31/2027	1,200,000	1,196,334
3.875%, 10/15/2027	735,000	731,928
3.875%, 11/30/2027	70,000	69,653
3.875%, 12/31/2027	930,000	924,914
3.875%, 03/15/2028	195,000	193,728
3.875%, 03/31/2028	490,000	486,670
3.875%, 06/15/2028	625,000	620,020
3.875%, 07/15/2028	470,000	466,053
3.750%, 04/30/2027	910,000	907,903
3.750%, 06/30/2027	760,000	757,411
3.750%, 08/15/2027	120,000	119,463
3.750%, 04/15/2028	1,230,000	1,218,901
3.750%, 04/30/2028	765,000	757,948
3.750%, 05/15/2028	945,000	935,993
3.750%, 12/31/2028	510,000	502,968
3.625%, 08/31/2027	135,000	134,234

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 03/31/2028	$65,000	$64,309
3.625%, 05/31/2028	95,000	93,864
3.625%, 08/15/2028	1,150,000	1,134,547
3.500%, 09/30/2027	500,000	496,129
3.500%, 10/31/2027	920,000	911,950
3.500%, 01/31/2028	480,000	474,731
3.500%, 04/30/2028	480,000	473,644
3.500%, 10/15/2028	290,000	284,970
3.500%, 11/15/2028	750,000	736,406
3.500%, 12/15/2028	480,000	470,944
3.500%, 01/15/2029	480,000	470,550
3.500%, 02/15/2029	930,000	910,928
3.375%, 09/15/2027	80,000	79,326
3.375%, 11/30/2027	375,000	370,869
3.375%, 12/31/2027	900,000	889,313
3.375%, 02/29/2028	540,000	532,786
3.375%, 09/15/2028	470,000	461,096
3.250%, 06/30/2027	750,000	744,382
3.125%, 08/31/2027	75,000	74,207
3.125%, 11/15/2028	75,000	73,055
2.750%, 04/30/2027	620,000	614,541
2.750%, 07/31/2027	90,000	88,820
2.750%, 02/15/2028	60,000	58,695
2.625%, 05/31/2027	1,100,000	1,087,909
2.625%, 02/15/2029	65,000	62,357
2.500%, 03/31/2027	75,000	74,350
2.375%, 05/15/2027	220,000	217,338
2.250%, 11/15/2027	245,000	239,210
1.875%, 02/28/2027	120,000	118,763
1.750%, 01/31/2029	390,000	366,676
1.500%, 11/30/2028	400,000	375,656
1.375%, 10/31/2028	380,000	356,784
1.250%, 04/30/2028	540,000	513,548
1.250%, 05/31/2028	450,000	426,867
1.250%, 06/30/2028	450,000	425,760
1.125%, 02/28/2027	105,000	103,522
0.750%, 01/31/2028	810,000	770,892
0.625%, 03/31/2027	60,000	58,843
0.625%, 11/30/2027	130,000	124,282
0.625%, 12/31/2027	52,500	50,027
0.500%, 04/30/2027	115,000	112,324
0.500%, 05/31/2027	50,000	48,680

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.500%, 08/31/2027	$900,000	$867,656
0.500%, 10/31/2027	80,000	76,613
0.375%, 07/31/2027	110,000	106,240
0.375%, 09/30/2027	65,000	62,374
		37,338,935
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,698,433)		37,338,935
TOTAL INVESTMENTS — 98.9% (Cost $37,698,433)		$37,338,935

Percentages are based on Net Assets of $37,773,091.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Notes
4.875%, 10/31/2030	$175,000	$177,632
4.625%, 04/30/2031	30,000	30,161
4.625%, 05/31/2031	50,000	50,258
4.625%, 02/15/2035	250,000	248,799
4.500%, 05/31/2029	350,000	350,875
4.500%, 12/31/2031	150,000	149,824
4.500%, 11/15/2033	330,000	327,409
4.375%, 12/31/2029	45,000	44,919
4.375%, 01/31/2032	100,000	99,234
4.375%, 05/15/2034	195,000	191,496
4.250%, 01/31/2030	295,000	293,179
4.250%, 03/31/2033	95,000	93,163
4.250%, 05/31/2033	100,000	97,961
4.250%, 11/15/2034	400,000	388,250
4.250%, 05/15/2035	320,000	309,662
4.250%, 08/15/2035	370,000	357,527
4.125%, 10/31/2029	35,000	34,687
4.125%, 11/30/2029	50,000	49,539
4.125%, 05/31/2031	100,000	98,426
4.125%, 06/30/2031	120,000	118,078
4.125%, 10/31/2031	210,000	206,235
4.125%, 11/30/2031	35,000	34,355
4.125%, 02/29/2032	170,000	166,653
4.125%, 03/31/2032	120,000	117,572
4.125%, 05/31/2032	100,000	97,867
4.125%, 11/15/2032	65,000	63,423
4.125%, 04/30/2033	60,000	58,369
4.125%, 02/15/2036	335,000	319,559
4.000%, 07/31/2029	50,000	49,441
4.000%, 10/31/2029	85,000	83,934
4.000%, 02/28/2030	50,000	49,295
4.000%, 03/31/2030	80,000	78,828
4.000%, 05/31/2030	85,000	83,675
4.000%, 01/31/2031	55,000	53,928
4.000%, 04/30/2032	155,000	150,828
4.000%, 06/30/2032	25,000	24,298
4.000%, 07/31/2032	50,000	48,561
4.000%, 01/31/2033	125,000	120,937
4.000%, 02/15/2034	230,000	220,728
4.000%, 11/15/2035	230,000	217,620
3.875%, 09/30/2029	125,000	123,062

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.875%, 04/30/2030	$75,000	$73,556
3.875%, 06/30/2030	90,000	88,161
3.875%, 03/31/2031	60,000	58,491
3.875%, 04/30/2031	100,000	97,441
3.875%, 08/31/2032	35,000	33,748
3.875%, 09/30/2032	100,000	96,344
3.875%, 12/31/2032	70,000	67,298
3.875%, 08/15/2033	90,000	86,034
3.875%, 08/15/2034	395,000	374,201
3.750%, 01/31/2031	90,000	87,367
3.750%, 08/31/2031	100,000	96,621
3.750%, 10/31/2032	25,000	23,899
3.750%, 02/28/2033	130,000	123,942
3.625%, 08/31/2029	30,000	29,339
3.625%, 08/31/2030	45,000	43,620
3.625%, 09/30/2030	65,000	62,969
3.625%, 10/31/2030	200,000	193,586
3.625%, 12/31/2030	200,000	193,305
3.625%, 09/30/2031	35,000	33,600
3.500%, 11/30/2030	45,000	43,307
3.500%, 02/28/2031	75,000	72,035
3.500%, 02/15/2033	150,000	140,895
3.375%, 05/15/2033	215,000	199,849
3.250%, 06/30/2029	100,000	96,953
2.750%, 08/15/2032	100,000	90,613
2.375%, 03/31/2029	70,000	66,585
1.875%, 02/15/2032	85,000	74,139
		8,528,145
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,762,545)		8,528,145
TOTAL INVESTMENTS — 98.7% (Cost $8,762,545)		$8,528,145

Percentages are based on Net Assets of $8,638,768.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Bonds
5.000%, 05/15/2037	$900,000	$921,621
5.000%, 05/15/2045	600,000	583,547
5.000%, 05/15/2046	275,000	266,879
4.875%, 08/15/2045	125,000	119,590
4.750%, 02/15/2041	175,000	170,023
4.750%, 11/15/2043	505,000	479,947
4.750%, 02/15/2045	200,000	188,742
4.750%, 11/15/2053	440,000	406,725
4.750%, 05/15/2055	415,000	383,794
4.750%, 08/15/2055	425,000	393,142
4.750%, 02/15/2056	700,000	648,156
4.625%, 02/15/2040	510,000	493,584
4.625%, 05/15/2044	185,000	172,541
4.625%, 11/15/2044	275,000	255,729
4.625%, 11/15/2045	125,000	115,703
4.625%, 02/15/2046	210,000	194,184
4.625%, 05/15/2054	425,000	385,256
4.625%, 02/15/2055	675,000	611,798
4.625%, 11/15/2055	500,000	453,281
4.500%, 05/15/2038	1,027,000	1,001,165
4.500%, 08/15/2039	345,000	331,187
4.500%, 02/15/2044	265,000	243,696
4.500%, 11/15/2054	525,000	466,225
4.375%, 02/15/2038	1,040,000	1,006,322
4.375%, 11/15/2039	861,000	813,712
4.375%, 05/15/2040	100,000	94,102
4.375%, 05/15/2041	150,000	139,594
4.375%, 08/15/2043	265,000	240,819
4.250%, 05/15/2039	325,000	305,475
4.250%, 11/15/2040	710,000	655,419
4.250%, 02/15/2054	740,000	630,127
4.250%, 08/15/2054	475,000	404,474
4.125%, 08/15/2044	625,000	545,264
4.125%, 08/15/2053	650,000	542,242
4.000%, 11/15/2042	615,000	536,996
4.000%, 11/15/2052	460,000	375,978
3.875%, 08/15/2040	60,000	53,280
3.875%, 02/15/2043	550,000	471,217
3.875%, 05/15/2043	200,000	170,812
3.750%, 08/15/2041	160,000	137,950
3.750%, 11/15/2043	164,000	136,978

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 08/15/2043	$195,000	$160,547
3.625%, 02/15/2044	245,000	200,488
3.625%, 02/15/2053	480,000	366,394
3.625%, 05/15/2053	390,000	297,436
3.500%, 02/15/2039	975,000	853,468
3.375%, 08/15/2042	210,000	169,542
3.375%, 05/15/2044	225,000	177,100
3.375%, 11/15/2048	635,000	476,250
3.250%, 05/15/2042	120,000	95,677
3.125%, 11/15/2041	450,000	356,449
3.125%, 02/15/2042	170,000	133,915
3.125%, 02/15/2043	222,000	171,668
3.125%, 08/15/2044	300,000	226,453
3.125%, 05/15/2048	470,000	338,712
3.000%, 05/15/2042	250,000	192,549
3.000%, 11/15/2044	145,000	106,887
3.000%, 05/15/2045	170,000	124,392
3.000%, 11/15/2045	170,000	123,555
3.000%, 02/15/2047	450,000	321,750
3.000%, 05/15/2047	435,000	310,090
3.000%, 02/15/2048	825,000	582,688
3.000%, 08/15/2048	530,000	372,242
3.000%, 02/15/2049	930,000	649,729
3.000%, 08/15/2052	967,000	653,896
2.875%, 05/15/2043	250,000	185,488
2.875%, 08/15/2045	160,000	114,212
2.875%, 11/15/2046	490,000	343,746
2.875%, 05/15/2049	650,000	442,178
2.875%, 05/15/2052	650,000	429,000
2.750%, 08/15/2042	250,000	184,766
2.750%, 11/15/2042	110,000	80,850
2.750%, 08/15/2047	910,000	617,520
2.750%, 11/15/2047	535,000	361,836
2.500%, 02/15/2045	280,000	188,923
2.500%, 02/15/2046	690,000	457,341
2.500%, 05/15/2046	550,000	363,129
2.375%, 02/15/2042	240,000	169,500
2.375%, 11/15/2049	695,000	423,136
2.375%, 05/15/2051	720,000	429,441
2.250%, 05/15/2041	285,000	201,593
2.250%, 08/15/2046	725,000	453,946
2.250%, 08/15/2049	780,000	463,673

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
2.250%, 02/15/2052	$840,000	$481,589
2.000%, 11/15/2041	550,000	369,102
2.000%, 02/15/2050	935,000	520,094
2.000%, 08/15/2051	985,000	534,016
1.875%, 02/15/2041	550,000	370,520
1.875%, 02/15/2051	970,000	513,683
1.875%, 11/15/2051	780,000	407,855
1.750%, 08/15/2041	550,000	357,436
1.625%, 11/15/2050	982,000	488,814
1.375%, 11/15/2040	445,000	279,446
1.375%, 08/15/2050	1,075,000	501,681
1.250%, 05/15/2050	825,000	374,021
1.125%, 05/15/2040	250,000	153,848
1.125%, 08/15/2040	300,000	182,625
		35,454,161
U.S. Treasury Notes
4.625%, 08/15/2036	320,000	316,900
4.375%, 05/15/2036	897,500	871,977
		1,188,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,264,607)		36,643,038
TOTAL INVESTMENTS — 98.6% (Cost $39,264,607)		$36,643,038

Percentages are based on Net Assets of $37,155,845.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
COMMON STOCK — 75.4%
UNITED STATES — 75.4%
Communication Services — 75.4%
Alphabet, Cl A	59,117	$20,061,354
Alphabet, Cl C	46,976	15,756,220
AppLovin, Cl A *	4,031	1,257,914
AST SpaceMobile, Cl A *	4,307	254,544
AT&T	122,587	3,173,777
Charter Communications, Cl A *	1,900	289,636
Comcast, Cl A	62,813	1,672,082
EchoStar, Cl A *	2,364	204,344
Fox, Cl A	3,616	243,538
Fox, Cl B	2,416	145,492
Liberty Media -Liberty Formula One, Cl C *	3,843	384,108
Live Nation Entertainment *	2,736	492,179
Meta Platforms, Cl A	38,839	22,229,113
Netflix *	73,691	5,972,656
News, Cl A	6,646	204,099
Omnicom Group	4,957	433,886
Reddit, Cl A *	2,072	306,262
ROBLOX, Cl A *	10,784	445,271
Space Exploration Technologies, Cl A *	10,703	1,537,914
Take-Two Interactive Software *	3,075	675,577
T-Mobile US	8,563	1,545,108
Verizon Communications	73,568	3,679,871
Walt Disney	30,637	3,295,009
Warner Bros Discovery *	41,709	1,189,958

TOTAL UNITED STATES		85,449,912
TOTAL COMMON STOCK (Cost $91,852,943)		85,449,912

	Face Amount

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bills 3.747%, 10/15/2026(A)	$34,000,000	33,845,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,852,638)		33,845,625

Schedule of Investments		August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 15.5%
Domestic Equity — 15.5%
Direxion Daily GOOGL Bull 2X Shares	106,000	$10,450,540
Vanguard Communication Services ETF	38,011	7,089,432
		17,539,972
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,558,255)		17,539,972
TOTAL INVESTMENTS — 120.7% (Cost $143,263,836)		$136,835,509

Percentages are based on Net Assets of $113,379,349.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,449,912	$—	$—	$85,449,912
U.S. Treasury Obligation	—	33,845,625	—	33,845,625
Exchange-Traded Funds	17,539,972	—	—	17,539,972
Total Investments in Securities	$102,989,884	$33,845,625	$—	$136,835,509

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 90.4%
BRAZIL — 1.4%
Consumer Discretionary — 1.4%
MercadoLibre *	411	$795,778

UNITED STATES — 89.0%
Consumer Discretionary — 89.0%
Airbnb, Cl A *	3,810	698,068
Amazon.com *	67,242	17,467,454
AutoZone *	150	448,686
Best Buy	1,802	144,430
Booking Holdings	7,070	1,407,566
Burlington Stores *	579	150,401
Carnival	11,531	275,476
Carvana, Cl A *	5,810	426,803
Chipotle Mexican Grill, Cl A *	11,747	446,739
Darden Restaurants	1,037	222,188
Deckers Outdoor *	1,270	110,592
Dick’s Sporting Goods	558	75,386
DoorDash, Cl A *	3,337	773,316
DR Horton	2,343	338,704
eBay	3,392	351,276
Expedia Group	1,053	333,927
Flutter Entertainment PLC *	1,256	125,826
Ford Motor	35,306	492,166
Garmin	1,472	418,210
General Motors	8,156	704,026
Genuine Parts	1,250	169,588
Hilton Worldwide Holdings	2,058	650,904
Home Depot	9,030	2,960,305
Hyatt Hotels, Cl A	364	60,777
Las Vegas Sands	2,697	118,156
Lennar, Cl A	1,851	155,688
Lowe’s	5,046	1,032,916
Marriott International, Cl A	1,966	671,900
McDonald’s	6,395	1,685,338
NIKE, Cl B	10,802	421,926
NVR *	23	145,250
O’Reilly Automotive *	7,552	670,618
PulteGroup	1,720	217,270
Rivian Automotive, Cl A *	8,388	134,711

Schedule of Investments		August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	2,815	$643,340
Royal Caribbean Cruises	2,304	619,177
SharkNinja *	781	150,335
Starbucks	10,273	1,091,506
Tapestry	1,834	226,297
Tesla *	25,906	9,532,113
TJX	9,997	1,338,698
Tractor Supply	4,756	165,984
Ulta Beauty *	401	215,377
Williams-Sonoma	1,069	243,999
Yum! Brands	2,487	381,282

TOTAL UNITED STATES		49,114,695
TOTAL COMMON STOCK (Cost $50,748,345)		49,910,473

	Face Amount

U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bills 3.747%, 10/15/2026(A)	$16,500,000	16,425,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,428,486)		16,425,083

	Shares

EXCHANGE-TRADED FUND — 4.8%
Domestic Equity — 4.8%
Direxion Daily AMZN Bull 2X Shares	70,200	2,643,732
TOTAL EXCHANGE-TRADED FUND (Cost $2,644,525)		2,643,732
TOTAL INVESTMENTS — 124.9% (Cost $69,821,356)		$68,979,288

Percentages are based on Net Assets of $55,217,888.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,910,473	$—	$—	$49,910,473
U.S. Treasury Obligation	—	16,425,083	—	16,425,083
Exchange-Traded Fund	2,643,732	—	—	2,643,732
Total Investments in Securities	$52,554,205	$16,425,083	$—	$68,979,288

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Consumer Staples — 99.7%
Altria Group	40,468	$2,771,249
Archer-Daniels-Midland	11,590	942,151
Bunge Global	3,070	356,765
Casey’s General Stores	885	665,706
Church & Dwight	5,738	572,538
Coca-Cola	94,000	8,334,980
Colgate-Palmolive	18,402	1,652,868
Constellation Brands, Cl A	3,627	473,759
Costco Wholesale	10,766	10,161,920
Dollar General	5,302	672,029
Dollar Tree *	4,497	569,275
Estee Lauder, Cl A	5,986	612,368
General Mills	12,992	535,270
Hershey	3,554	626,250
Kenvue	46,181	871,897
Keurig Dr Pepper	33,028	1,052,272
Kimberly-Clark	8,007	864,356
Kraft Heinz	20,538	527,210
Kroger	13,274	763,786
McCormick	6,164	334,212
Mondelez International, Cl A	30,959	1,921,625
Monster Beverage *	34,222	1,571,474
PepsiCo	32,241	4,524,702
Philip Morris International	37,837	7,086,870
Procter & Gamble	56,531	8,203,779
Sysco	11,516	933,717
Target	10,942	1,760,349
Tyson Foods, Cl A	6,731	371,147
Walmart	106,252	11,142,647

TOTAL UNITED STATES		70,877,171
TOTAL COMMON STOCK (Cost $70,424,347)		70,877,171

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Bills 3.747%, 10/15/2026(A)	$21,400,000	$21,302,835
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,307,249)		21,302,835

	Shares

EXCHANGE-TRADED FUNDS — 0.3%
Domestic Equity — 0.3%
State Street Consumer Staples Select Sector SPDR Fund	1,304	110,814
Vanguard Consumer Staples ETF	400	91,824
		202,638
TOTAL EXCHANGE-TRADED FUNDS (Cost $203,513)		202,638
TOTAL INVESTMENTS — 129.9% (Cost $91,935,109)		$92,382,644

Percentages are based on Net Assets of $71,108,234.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,877,171	$—	$—	$70,877,171
U.S. Treasury Obligations	—	21,302,835	—	21,302,835
Exchange-Traded Funds	202,638	—	—	202,638
Total Investments in Securities	$71,079,809	$21,302,835	$—	$92,382,644

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Shares	Value
COMMON STOCK — 99.6%
UNITED KINGDOM — 1.3%
Energy — 1.3%
TechnipFMC PLC	249	$19,459

UNITED STATES — 98.3%
Energy — 98.3%
Baker Hughes, Cl A	625	39,719
Cheniere Energy	127	37,045
Chevron	1,158	238,710
ConocoPhillips	763	101,090
Devon Energy	680	32,987
Diamondback Energy	123	24,659
EOG Resources	333	48,272
EQT	375	20,317
Expand Energy	151	14,822
ExxonMobil Holdings	2,607	419,597
Halliburton	527	19,420
Kinder Morgan	1,184	38,172
Marathon Petroleum	184	68,691
Occidental Petroleum	466	28,044
ONEOK	391	37,540
Phillips 66	250	61,645
SLB	934	56,133
Targa Resources	131	38,468
Texas Pacific Land	37	13,850
Valero Energy	187	67,118
Williams	762	57,188

TOTAL UNITED STATES		1,463,487
TOTAL COMMON STOCK (Cost $1,427,147)		1,482,946

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bills 3.747%, 10/15/2026(A)	$430,000	$428,048
TOTAL U.S. TREASURY OBLIGATIONS (Cost $428,136)		428,048
TOTAL INVESTMENTS — 128.3% (Cost $1,855,283)		$1,910,994

Percentages are based on Net Assets of $1,489,310.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,482,946	$—	$—	$1,482,946
U.S. Treasury Obligations	—	428,048	—	428,048
Total Investments in Securities	$1,482,946	$428,048	$—	$1,910,994

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.1%
Information Technology — 0.1%
IREN *	1,709	$63,430

NETHERLANDS — 0.2%
Information Technology — 0.2%
NXP Semiconductors	1,417	318,315

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	1,597	327,784

THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	209	86,302

UNITED STATES — 99.4%
Information Technology — 99.4%
Accenture PLC, Cl A	3,361	637,783
Adobe *	2,154	630,670
Advanced Micro Devices *	8,949	4,212,473
Amphenol, Cl A	6,751	1,070,371
Analog Devices	2,671	967,276
Apple	80,388	25,470,938
Applied Materials	4,333	1,986,204
Arista Networks *	5,936	1,161,616
Astera Labs *	758	225,111
Atlassian, Cl A *	901	174,947
Autodesk *	1,173	303,256
Broadcom	24,743	9,163,323
Cadence Design Systems *	1,524	516,301
CDW	707	107,167
Ciena *	777	297,436
Circle Internet Group, Cl A *	815	77,873
Cisco Systems	21,687	2,396,197
Cloudflare, Cl A *	1,692	516,246
Cognizant Technology Solutions, Cl A	2,626	169,587
Coherent *	997	276,996

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CoreWeave, Cl A *	1,495	$126,911
Corning	4,349	646,827
Credo Technology Group Holding *	926	209,452
Crowdstrike Holdings, Cl A *	5,403	1,248,093
Datadog, Cl A *	1,712	405,812
Dell Technologies, Cl C	1,645	750,136
Entegris	820	110,938
Everpure, Cl A *	1,716	159,502
F5 *	307	124,989
Fair Isaac *	97	111,279
First Solar *	594	119,929
Flex *	2,026	221,340
Fortinet *	3,445	588,854
Gen Digital	2,900	89,900
Hewlett Packard Enterprise	7,261	379,315
HP	5,034	151,121
Intel *	24,156	2,162,204
International Business Machines	5,143	1,202,793
Intuit	1,509	542,184
Jabil	597	182,240
Keysight Technologies *	937	302,370
KLA	7,210	1,264,994
Lam Research	6,861	2,068,523
Lumentum Holdings *	391	357,671
Marvell Technology	4,669	988,241
Microchip Technology	2,959	217,339
Micron Technology	6,179	5,923,993
Microsoft	38,617	19,590,018
MongoDB, Cl A *	446	202,203
Monolithic Power Systems	245	310,604
Motorola Solutions	915	444,049
NetApp	1,084	200,854
NVIDIA	125,858	27,786,929
Okta, Cl A *	931	161,100
ON Semiconductor *	2,147	159,071
Oracle	9,475	1,412,912
Palantir Technologies, Cl A *	11,955	2,228,173
Palo Alto Networks *	4,457	1,703,153
PTC *	629	97,960

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qnity Electronics	1,139	$136,031
QUALCOMM	5,729	976,680
Roper Technologies	543	230,579
Salesforce	4,370	1,125,450
Samsara, Cl A *	1,907	77,901
SanDisk *	811	1,270,594
Seagate Technology Holdings PLC	1,204	997,369
ServiceNow *	5,729	847,835
Snowflake, Cl A *	1,830	606,517
Strategy, Cl A *	1,434	190,636
Super Micro Computer *	3,000	111,840
Synopsys *	1,014	445,744
Teledyne Technologies *	243	148,947
Teradyne	840	293,857
Texas Instruments	5,007	1,306,376
Twilio, Cl A *	816	192,274
VeriSign	436	125,690
Western Digital	1,894	853,342
Workday, Cl A *	1,159	228,845
Zoom Communications, Cl A *	1,295	125,201
Zscaler *	598	112,654

TOTAL UNITED STATES		135,720,109
TOTAL COMMON STOCK (Cost $134,145,103)		136,515,940

	Face Amount

U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Bills 3.747%, 10/15/2026(A)	$41,000,000	40,813,842
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,822,299)		40,813,842
TOTAL INVESTMENTS — 129.9% (Cost $174,967,402)		$177,329,782

Percentages are based on Net Assets of $136,536,694.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$136,515,940	$—	$—	$136,515,940
U.S. Treasury Obligations	—	40,813,842	—	40,813,842
Total Investments in Securities	$136,515,940	$40,813,842	$—	$177,329,782

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti PLC	35	$3,931

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	3	5,809

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	13	397

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	7	1,462

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	18	4,043

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	77	1,237

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	20	4,105

THAILAND — 0.0%
Information Technology — 0.0%
Fabrinet *	2	826

UNITED KINGDOM — 0.1%
Energy — 0.1%
TechnipFMC PLC	27	2,110

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 99.4%
Communication Services — 9.8%
Alphabet, Cl A	406	$137,776
Alphabet, Cl C	353	118,400
AppLovin, Cl A *	19	5,929
AST SpaceMobile, Cl A *	19	1,123
AT&T	482	12,479
Charter Communications, Cl A *	5	762
Comcast, Cl A	246	6,548
EchoStar, Cl A *	10	864
Fox, Cl A	14	943
Fox, Cl B	9	542
Live Nation Entertainment *	11	1,979
Meta Platforms, Cl A	153	87,568
Netflix *	292	23,667
Omnicom Group	20	1,751
Reddit, Cl A *	9	1,330
ROBLOX, Cl A *	44	1,817
Space Exploration Technologies, Cl A *	45	6,466
Take-Two Interactive Software *	12	2,636
TKO Group Holdings, Cl A	4	730
T-Mobile US	32	5,774
Verizon Communications	290	14,506
Walt Disney	121	13,014
Warner Bros Discovery *	159	4,536
Warner Music Group, Cl A	9	254
		451,394
Consumer Discretionary — 9.1%
Airbnb, Cl A *	28	5,130
Amazon.com *	667	173,267
AutoZone *	1	2,991
Booking Holdings	55	10,950
Carnival	85	2,031
Carvana, Cl A *	48	3,526
Chipotle Mexican Grill, Cl A *	88	3,347
Darden Restaurants	8	1,714
Deckers Outdoor *	10	871
DoorDash, Cl A *	24	5,562
DR Horton	18	2,602

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DraftKings, Cl A *	33	$802
eBay	31	3,210
Expedia Group	8	2,537
Flutter Entertainment PLC *	10	1,002
Ford Motor	271	3,778
Garmin	11	3,125
General Motors	63	5,438
Genuine Parts	9	1,221
Hilton Worldwide Holdings	16	5,060
Home Depot	69	22,620
Las Vegas Sands	22	964
Lennar, Cl A	14	1,178
Lowe’s	39	7,983
Marriott International, Cl A	16	5,468
McDonald’s	49	12,913
NIKE, Cl B	82	3,203
O’Reilly Automotive *	57	5,062
PulteGroup	13	1,642
Ralph Lauren, Cl A	3	1,041
Rivian Automotive, Cl A *	65	1,044
Ross Stores	22	5,028
Royal Caribbean Cruises	17	4,569
Starbucks	78	8,288
Tapestry	14	1,727
Tesla *	212	78,005
TJX	77	10,311
Tractor Supply	36	1,256
Ulta Beauty *	3	1,611
Viking Holdings *	9	775
Williams-Sonoma	8	1,826
Yum! Brands	19	2,913
		417,591
Consumer Staples — 4.4%
Altria Group	116	7,944
Archer-Daniels-Midland	33	2,683
Bunge Global	9	1,046
Casey’s General Stores	3	2,257
Church & Dwight	16	1,597

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	269	$23,852
Colgate-Palmolive	56	5,030
Constellation Brands, Cl A	10	1,306
Costco Wholesale	31	29,261
Dollar General	15	1,901
Dollar Tree *	12	1,519
Estee Lauder, Cl A	17	1,739
General Mills	37	1,524
Hershey	10	1,762
Kenvue	133	2,511
Keurig Dr Pepper	89	2,836
Kimberly-Clark	23	2,483
Kraft Heinz	60	1,540
Kroger	39	2,244
Mondelez International, Cl A	89	5,524
Monster Beverage *	96	4,408
PepsiCo	95	13,332
Philip Morris International	108	20,228
Procter & Gamble	162	23,509
Sysco	33	2,676
Target	32	5,148
Tyson Foods, Cl A	19	1,048
Walmart	301	31,566
		202,474
Energy — 3.5%
Baker Hughes, Cl A	69	4,385
Cheniere Energy	14	4,084
Chevron	130	26,798
ConocoPhillips	85	11,262
Devon Energy	75	3,638
Diamondback Energy	14	2,807
EOG Resources	37	5,364
EQT	43	2,330
Expand Energy	15	1,472
ExxonMobil Holdings	287	46,193
Halliburton	58	2,137
Kinder Morgan	135	4,352
Marathon Petroleum	20	7,466

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Occidental Petroleum	54	$3,250
ONEOK	44	4,225
Phillips 66	28	6,904
SLB	98	5,890
Targa Resources	15	4,405
Texas Pacific Land	4	1,497
Valero Energy	21	7,537
Venture Global, Cl A	36	527
Williams	85	6,379
		162,902
Financials — 12.0%
Affirm Holdings, Cl A *	18	1,340
Aflac	32	3,707
Allstate	18	4,640
American Express	37	12,216
American International Group	37	2,825
Ameriprise Financial	6	3,319
Aon PLC, Cl A	13	4,180
Apollo Global Management	29	3,961
Arch Capital Group *	23	2,256
Ares Management, Cl A	15	2,148
Arthur J Gallagher	18	4,719
Bank of America	432	26,758
Bank of New York Mellon	48	7,741
Berkshire Hathaway, Cl B *	97	48,891
Blackrock	11	12,712
Blackstone	51	7,305
Block, Cl A *	37	3,035
Brown & Brown	20	1,443
Capital One Financial	43	9,224
Carlyle Group	16	774
CBOE Global Markets	7	2,101
Charles Schwab	114	12,520
Chubb	25	8,465
Cincinnati Financial	11	1,869
Citigroup	119	15,663
Citizens Financial Group	29	1,997
CME Group, Cl A	25	7,138

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Coinbase Global, Cl A *	15	$2,822
Corpay *	4	1,617
Everest Group	3	1,124
Fidelity National Information Services	36	1,468
Fifth Third Bancorp	63	3,388
First Citizens BancShares, Cl A	1	2,164
Fiserv *	37	1,972
Global Payments	16	1,457
Goldman Sachs Group	20	20,518
Hartford Insurance Group	19	2,610
Huntington Bancshares	140	2,336
Interactive Brokers Group, Cl A	29	2,821
Intercontinental Exchange	39	6,267
JPMorgan Chase	186	66,220
KeyCorp	64	1,383
KKR	48	5,267
Loews	12	1,300
LPL Financial Holdings	6	2,221
M&T Bank	10	2,339
Markel Group *	1	1,803
Marsh & McLennan	33	6,263
Mastercard, Cl A	54	31,823
MetLife	37	3,521
Moody’s	10	5,046
Morgan Stanley	84	17,919
MSCI, Cl A	5	2,853
Nasdaq	29	2,860
Northern Trust	13	2,412
PayPal Holdings	61	3,213
PNC Financial Services Group	28	6,710
Principal Financial Group	15	1,652
Progressive	40	8,723
Prudential Financial	24	2,822
Raymond James Financial	12	2,138
Regions Financial	59	1,763
Robinhood Markets, Cl A *	53	5,555
Rocket, Cl A *	64	858
S&P Global	20	8,717
SoFi Technologies *	88	1,573

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	19	$3,636
Synchrony Financial	23	1,773
T Rowe Price Group (A)	15	1,669
Toast, Cl A *	33	1,125
TPG, Cl A	10	541
Tradeweb Markets, Cl A	8	862
Travelers	15	5,489
Truist Financial	86	4,264
US Bancorp	104	6,404
Visa, Cl A	115	43,628
W R Berkley	20	1,351
Wells Fargo	212	18,315
Willis Towers Watson PLC	7	2,370
		551,892
Health Care — 9.4%
Abbott Laboratories	120	13,243
AbbVie	123	31,540
Agilent Technologies	20	3,071
Alnylam Pharmaceuticals *	9	2,166
Amgen	37	15,906
Becton Dickinson	19	3,574
Biogen *	10	2,166
Boston Scientific *	103	4,975
Bristol-Myers Squibb	142	9,487
Cardinal Health	16	3,754
Cencora	12	3,883
Centene *	34	2,188
Cigna Group	18	4,969
CVS Health	89	8,358
Danaher	44	9,397
Dexcom *	27	2,459
Edwards Lifesciences *	39	3,539
Elevance Health	15	5,888
Eli Lilly	58	67,090
GE HealthCare Technologies	32	2,279
Gilead Sciences	86	12,585
HCA Healthcare	10	4,145
Humana	8	3,066

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	5	$2,783
Illumina *	11	2,350
Incyte *	12	1,479
Insmed *	15	1,827
Intuitive Surgical *	24	9,045
IQVIA Holdings *	12	3,134
Johnson & Johnson	167	44,397
Labcorp Holdings	6	1,996
McKesson	8	7,083
Medline, Cl A *	27	946
Medtronic PLC	89	8,068
Merck	171	25,267
Mettler-Toledo International *	1	1,405
Moderna *	24	3,368
Natera *	10	3,220
Pfizer	396	11,270
Quest Diagnostics	8	1,922
Regeneron Pharmaceuticals	7	5,594
ResMed	10	2,401
REVOLUTION Medicines *	13	2,672
Roivant Sciences *	32	1,108
Royalty Pharma, Cl A	29	1,781
STERIS PLC	7	1,628
Stryker	24	7,771
Thermo Fisher Scientific	26	16,045
United Therapeutics *	3	1,531
UnitedHealth Group	63	24,533
Veeva Systems, Cl A *	10	2,857
Vertex Pharmaceuticals *	18	9,801
Waters *	7	2,902
West Pharmaceutical Services	5	1,706
Zimmer Biomet Holdings	13	1,301
Zoetis, Cl A	29	2,236
		435,155
Industrials — 8.4%
3M	36	6,186
AerCap Holdings	10	1,459
AMETEK	16	3,763

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ATI *	9	$1,838
Automatic Data Processing	28	8,013
Axon Enterprise *	5	2,833
Bloom Energy, Cl A *	19	3,920
Boeing *	53	11,012
Broadridge Financial Solutions	8	1,459
Carpenter Technology	3	1,429
Carrier Global	54	3,144
Caterpillar	32	25,519
Cintas	24	4,843
Comfort Systems USA	2	3,091
Copart *	59	1,946
CSX	129	6,516
Cummins	10	5,644
Curtiss-Wright	3	1,748
Deere	17	11,133
Delta Air Lines	43	3,354
Dover	9	1,748
DuPont de Nemours	9	1,211
Eaton PLC	27	10,851
EMCOR Group	3	2,204
Emerson Electric	39	5,945
Equifax	8	1,513
Expeditors International of Washington	9	1,707
Fastenal	80	3,945
FedEx	15	4,911
Fedex Freight Holding *	8	1,070
Ferguson Enterprises	13	2,919
Fortive	21	1,236
FTAI Aviation	7	1,331
GE Aerospace	72	24,171
GE Vernova	19	17,072
General Dynamics	15	5,570
HEICO	3	993
HEICO, Cl A	5	1,221
Honeywell International	22	4,698
Howmet Aerospace	28	6,859
Hubbell, Cl B	4	1,812
Illinois Tool Works	20	5,507

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ingersoll Rand	27	$2,080
Jacobs Solutions	8	1,192
JB Hunt Transport Services	5	1,327
Johnson Controls International PLC	42	5,806
L3Harris Technologies	13	3,461
Lennox International	2	765
Lockheed Martin	16	8,980
MasTec *	4	959
Norfolk Southern	16	5,485
Northrop Grumman	10	5,397
nVent Electric	11	1,658
Old Dominion Freight Line	13	2,600
Otis Worldwide	27	1,921
PACCAR	36	4,469
Parker-Hannifin	9	8,815
Paychex	22	2,801
Quanta Services	10	6,071
Republic Services, Cl A	14	3,093
Rocket Lab *	41	2,621
Rockwell Automation	8	3,395
Rollins	20	721
RTX	94	19,527
Southwest Airlines	32	1,233
SS&C Technologies Holdings	15	1,245
Sunbelt Rentals Holdings	28	2,024
Symbotic, Cl A *	5	198
Trane Technologies PLC	15	6,666
TransDigm Group	4	4,687
Uber Technologies *	136	10,288
Union Pacific	41	12,327
United Airlines Holdings *	22	2,376
United Parcel Service, Cl B	52	5,420
United Rentals	4	4,152
Veralto	16	1,577
Verisk Analytics, Cl A	9	1,744
Vertiv Holdings, Cl A	24	6,209
Waste Management	28	6,130
Watsco	2	620
Westinghouse Air Brake Technologies	12	3,431

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Woodward	4	$1,359
WW Grainger	3	3,928
XPO *	8	1,552
Xylem	16	1,762
		389,416
Information Technology — 37.4%
Accenture PLC, Cl A	43	8,160
Adobe *	28	8,198
Advanced Micro Devices *	113	53,191
Amphenol, Cl A	84	13,318
Analog Devices	34	12,313
Apple	993	314,632
Applied Materials	55	25,212
Arista Networks *	72	14,090
Astera Labs *	9	2,673
Atlassian, Cl A *	11	2,136
Autodesk *	15	3,878
Broadcom	324	119,990
Cadence Design Systems *	19	6,437
CDW	9	1,364
Cerebras Systems, Cl A *	5	921
Ciena *	10	3,828
Circle Internet Group, Cl A *	14	1,338
Cisco Systems	274	30,274
Cloudflare, Cl A *	22	6,712
Cognizant Technology Solutions, Cl A	33	2,131
Coherent *	14	3,890
CoreWeave, Cl A *	22	1,868
Corning	54	8,031
Credo Technology Group Holding *	12	2,714
Crowdstrike Holdings, Cl A *	70	16,170
Datadog, Cl A *	22	5,215
Dell Technologies, Cl C	20	9,120
Entegris	11	1,488
Everpure, Cl A *	22	2,045
F5 *	4	1,629
Fair Isaac *	2	2,294
First Solar *	7	1,413

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Flex *	25	$2,731
Fortinet *	43	7,350
GLOBALFOUNDRIES	5	224
Hewlett Packard Enterprise	92	4,806
HP	63	1,891
Intel *	298	26,674
International Business Machines	65	15,202
Intuit	18	6,467
Jabil	7	2,137
Keysight Technologies *	12	3,872
KLA	91	15,966
Lam Research	87	26,230
Lumentum Holdings *	5	4,574
Marvell Technology	61	12,911
Microchip Technology	37	2,718
Micron Technology	78	74,781
Microsoft	509	258,211
MKS Instruments	4	1,025
MongoDB, Cl A *	5	2,267
Monolithic Power Systems	3	3,803
Motorola Solutions	11	5,338
NetApp	14	2,594
NVIDIA	1,616	356,781
Okta, Cl A *	11	1,903
ON Semiconductor *	27	2,000
Oracle	117	17,447
Palantir Technologies, Cl A *	148	27,584
Palo Alto Networks *	56	21,399
Qnity Electronics	15	1,792
QUALCOMM	73	12,445
Roper Technologies	7	2,973
Salesforce	55	14,165
Samsara, Cl A *	23	940
SanDisk *	10	15,667
Seagate Technology Holdings PLC	16	13,254
ServiceNow *	72	10,655
Snowflake, Cl A *	23	7,623
Strategy, Cl A *	23	3,058
Super Micro Computer *	39	1,454

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	13	$5,715
Teledyne Technologies *	3	1,839
Teradyne	11	3,848
Texas Instruments	63	16,437
Twilio, Cl A *	10	2,356
VeriSign	5	1,441
Western Digital	24	10,813
Workday, Cl A *	14	2,764
Zoom Communications, Cl A *	18	1,740
Zscaler *	7	1,319
		1,727,857
Materials — 1.8%
Air Products & Chemicals	15	4,642
Amcor PLC	32	1,469
Amrize	36	1,573
Corteva .	46	3,893
CRH PLC	46	4,337
Dow	50	1,526
Ecolab	17	4,814
Freeport-McMoRan	99	7,498
International Flavors & Fragrances	18	1,554
International Paper	36	1,366
Linde PLC	32	15,667
LyondellBasell Industries, Cl A	18	1,171
Martin Marietta Materials	4	2,075
Newmont	74	9,328
Nucor	16	3,994
Packaging Corp of America	6	1,404
PPG Industries	15	1,683
Reliance	4	1,536
Royal Gold	6	1,569
Sherwin-Williams	16	5,421
Smurfit WestRock PLC	36	1,688
Steel Dynamics	9	2,094
Vulcan Materials	9	2,426
		82,728

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.6%
American Tower ‡	32	$5,622
CBRE Group, Cl A *	20	2,916
Crown Castle ‡	30	2,284
Digital Realty Trust ‡	24	4,454
Equinix ‡	7	7,327
Equity Residential ‡	50	3,257
Essex Property Trust ‡	4	1,132
Extra Space Storage ‡	15	2,116
Invitation Homes ‡	42	1,224
Iron Mountain ‡	21	2,422
Mid-America Apartment Communities ‡	8	1,031
ProLogis ‡	65	9,095
Public Storage ‡	11	3,377
Realty Income ‡	65	3,983
SBA Communications, Cl A ‡	7	1,328
Simon Property Group ‡	22	4,671
Sun Communities ‡	8	971
Ventas ‡	34	3,100
VICI Properties, Cl A ‡	75	1,924
Welltower ‡	49	11,576
Weyerhaeuser ‡	50	1,169
		74,979
Utilities — 2.0%
Alliant Energy	18	1,224
Ameren	19	2,014
American Electric Power	38	4,652
American Water Works	14	1,935
Atmos Energy	12	1,994
CenterPoint Energy	45	1,782
CMS Energy	21	1,429
Consolidated Edison	26	2,783
Constellation Energy	23	6,320
Dominion Energy	61	4,027
DTE Energy	14	1,899
Duke Energy	54	6,475
Edison International	27	1,457
Entergy	32	3,402
Evergy	16	1,296

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	26	$1,824
Exelon	71	3,104
FirstEnergy	38	1,743
NextEra Energy	145	11,939
NiSource	33	1,350
NRG Energy	14	1,542
PG&E	153	2,030
PPL	52	1,775
Public Service Enterprise Group	35	2,567
Sempra	45	3,676
Southern	78	6,864
Vistra .	23	3,159
WEC Energy Group	23	2,442
Xcel Energy	43	3,255
		89,959
TOTAL UNITED STATES		4,586,347
TOTAL COMMON STOCK (Cost $3,988,861)		4,610,267

	Face Amount

REPURCHASE AGREEMENT(B) — 0.0%
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $0 - $0, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $4) (Cost $4)	$4	4
TOTAL INVESTMENTS — 99.9% (Cost $3,988,865)		$4,610,271

Percentages are based on Net Assets of $4,614,403.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. 500 ETF

(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $1,447.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $4. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $1,447.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — 99.9%
GHANA — 0.6%
Energy — 0.6%
Kosmos Energy *	117,367	$335,670

UNITED STATES — 99.3%
Energy — 96.2%
Antero Midstream	67,342	1,509,808
Antero Resources *	60,764	2,338,199
APA	52,301	2,256,788
Cheniere Energy	8,418	2,455,446
CNX Resources *	27,948	1,016,748
Comstock Resources *	13,109	189,163
Crescent Energy, Cl A	56,971	779,933
Devon Energy	42,981	2,085,008
Diamondback Energy	10,109	2,026,652
Diversified Energy	12,535	186,646
DT Midstream	13,389	1,754,227
EOG Resources	14,371	2,083,220
EQT	69,869	3,785,502
Expand Energy	41,317	4,055,677
Granite Ridge Resources	13,230	66,547
Gulfport Energy *	3,632	651,762
Kinder Morgan	59,879	1,930,499
Kinetik Holdings, Cl A	10,078	552,577
Magnolia Oil & Gas, Cl A	37,228	999,572
Murphy Oil	27,717	1,009,453
New Fortress Energy, Cl A *	39,049	11,324
Northern Oil & Gas	20,964	545,274
Occidental Petroleum	34,508	2,076,691
ONEOK	21,583	2,072,184
Ovintiv	57,443	3,771,133
Permian Resources, Cl A	99,282	2,312,278
PrimeEnergy Resources *	155	32,717
Range Resources	47,675	1,969,931
SandRidge Energy	6,415	90,580
SM Energy	48,855	1,816,429
Venture Global, Cl A	103,273	1,511,917
W&T Offshore	19,594	72,694

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	25,784	$1,935,089
		49,951,668

Utilities — 3.1%
National Fuel Gas	19,194	1,594,254

TOTAL UNITED STATES		51,545,922
TOTAL COMMON STOCK (Cost $51,457,501)		51,881,592
TOTAL INVESTMENTS — 99.9% (Cost $51,457,501)		$51,881,592

Percentages are based on Net Assets of $51,937,296.

*	Non-income producing security.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under

U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2030 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.209%, 05/15/2030(A)	$285,900	$242,108
4.158%, 11/15/2030(A)	296,000	244,726
4.156%, 08/15/2030(A)	288,600	241,493
4.133%, 02/15/2030(A)	282,300	241,869
		970,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $982,774)		970,196
TOTAL INVESTMENTS — 99.6% (Cost $982,774)		$970,196

Percentages are based on Net Assets of $973,923.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2031 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.108%, 08/15/2031(A)	$302,500	$241,330
4.069%, 11/15/2031(A)	308,800	243,368
4.026%, 05/15/2031(A)	296,500	239,343
4.000%, 02/15/2031(A)	296,600	242,343
		966,384
TOTAL U.S. TREASURY OBLIGATIONS (Cost $991,600)		966,384
TOTAL INVESTMENTS — 99.6% (Cost $991,600)		$966,384

Percentages are based on Net Assets of $969,996.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2032 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.168%, 05/15/2032(A)	$311,100	$239,365
4.152%, 11/15/2032(A)	323,500	242,807
4.136%, 08/15/2032(A)	318,500	241,996
4.094%, 02/15/2032(A)	309,200	240,733
		964,901
TOTAL U.S. TREASURY OBLIGATIONS (Cost $993,341)		964,901
TOTAL INVESTMENTS — 99.6% (Cost $993,341)		$964,901

Percentages are based on Net Assets of $968,504.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2033 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.287%, 08/15/2033(A)	$334,400	$241,552
4.251%, 11/15/2033(A)	339,300	242,183
4.211%, 05/15/2033(A)	327,800	239,984
4.182%, 02/15/2033(A)	322,300	238,846
		962,565
TOTAL U.S. TREASURY OBLIGATIONS (Cost $993,476)		962,565
TOTAL INVESTMENTS — 99.6% (Cost $993,476)		$962,565

Percentages are based on Net Assets of $966,117.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2034 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.407%, 11/15/2034(A)	$353,700	$239,472
4.325%, 08/15/2034(A)	351,900	241,364
4.300%, 05/15/2034(A)	346,000	240,493
4.279%, 02/15/2034(A)	337,500	237,654
		958,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $992,558)		958,983
TOTAL INVESTMENTS — 99.6% (Cost $992,558)		$958,983

Percentages are based on Net Assets of $962,521.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Zero Coupon Bond 2035 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury STRIPS
4.473%, 08/15/2035(A)	$369,800	$240,797
4.423%, 11/15/2035(A)	375,000	240,888
4.390%, 05/15/2035(A)	364,000	240,168
4.366%, 02/15/2035(A)	353,300	236,151
		958,004
TOTAL U.S. TREASURY OBLIGATIONS (Cost $993,379)		958,004
TOTAL INVESTMENTS — 99.6% (Cost $993,379)		$958,004

Percentages are based on Net Assets of $961,606.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Adaptive Risk Managed Yield ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.0%
Domestic Fixed Income — 100.0%
Xtrackers USD High Yield Corporate Bond ETF (A)	1,390,842	$50,682,282
TOTAL EXCHANGE TRADED FUND (Cost $50,727,241)		50,682,282
TOTAL INVESTMENTS — 100.0% (Cost $50,727,241)		$50,682,282

Percentages are based on Net Assets of $50,682,969.

(A)	For financial information on the Xtrackers USD High Yield Corporate Bond ETF, please go to the Fund’s website at https://etf.dws.com/en-us/HYLB-usd-high-yield-corporate-bond-etf/.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T30Y — U.S. Treasury 30-Year Constant Maturity Rate

H15T5Y — U.S. Treasury 5-Year Constant Maturity Rate

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — United States Dollar

GLX-QH-005-2900

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 100.0%
SINGAPORE — 3.7%
Consumer Discretionary — 3.7%
Sea ADR *	30,968	$3,514,248

UNITED STATES — 96.3%
Communication Services — 15.7%
Alphabet, Cl A	8,338	2,829,500
Cargurus, Cl A *	7,692	274,297
Cars.com *	29,042	339,791
Grindr *	22,076	341,737
Meta Platforms, Cl A	4,216	2,412,985
Netflix *	25,930	2,101,627
Snap, Cl A *	76,567	424,947
Spotify Technology *	5,441	2,957,836
TripAdvisor *	23,030	219,246
Walt Disney	26,514	2,851,581
Yelp, Cl A *	10,347	231,255
		14,984,802
Consumer Discretionary — 50.6%
Abercrombie & Fitch, Cl A *	2,547	364,425
Airbnb, Cl A *	20,483	3,752,895
Amazon.com *	11,318	2,940,077
AutoNation *	1,851	372,514
Booking Holdings	14,988	2,983,961
Capri Holdings *	13,366	177,099
CarMax *	7,560	463,655
Carter’s	7,177	232,463
Carvana, Cl A *	40,470	2,972,926
Chipotle Mexican Grill, Cl A *	77,275	2,938,768
Columbia Sportswear	4,497	258,128
Coursera *	47,249	308,063
Dick’s Sporting Goods	3,486	470,959
DoorDash, Cl A *	17,114	3,965,998
eBay	23,916	2,476,741
Etsy *	5,132	417,386
Expedia Group	6,247	1,981,049
Gap	19,883	443,590
Graham Holdings, Cl B	243	274,320
Grand Canyon Education *	1,568	232,268

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	7,777	$2,549,534
Laureate Education, Cl A *	7,942	298,063
Life Time Group Holdings *	11,840	497,517
Lowe’s	10,657	2,181,488
Lululemon Athletica *	5,904	710,015
NIKE, Cl B	60,139	2,349,029
Peloton Interactive, Cl A *	55,828	299,238
Perdoceo Education	7,407	246,209
Planet Fitness, Cl A *	4,243	218,939
SharkNinja *	7,545	1,452,337
Starbucks	27,270	2,897,437
Strategic Education	3,217	266,496
Stride *	2,930	254,002
Sweetgreen, Cl A *	47,158	328,220
TJX	15,943	2,134,927
Under Armour, Cl A *	42,194	212,658
Universal Technical Institute *	7,445	157,313
Urban Outfitters *	4,568	368,592
VF	20,878	280,600
Victoria’s Secret *	5,166	441,228
Wayfair, Cl A *	5,817	577,454
Williams-Sonoma	6,346	1,448,474
		48,197,055
Consumer Staples — 4.4%
Celsius Holdings *	13,718	431,431
Costco Wholesale	2,567	2,422,966
Maplebear *	12,841	648,727
Natural Grocers by Vitamin Cottage	9,912	271,291
Sprouts Farmers Market *	5,050	414,302
		4,188,717
Financials — 9.0%
Block, Cl A *	28,769	2,359,633
Fiserv *	28,537	1,521,307
Happen *	17,750	312,045
Nelnet, Cl A	1,984	248,536
PayPal Holdings	49,138	2,587,853
SLM	12,334	320,314

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SoFi Technologies *	68,068	$1,217,056
		8,566,744
Health Care — 1.0%
Hims & Hers Health *	13,391	396,106
Omada Health Inc *	22,079	542,039
		938,145
Industrials — 3.6%
Avis Budget Group *	1,889	278,609
Lyft, Cl A *	21,239	358,939
Uber Technologies *	36,843	2,787,173
		3,424,721
Information Technology — 6.1%
Apple	10,162	3,219,830
Intuit	7,321	2,630,435
		5,850,265
Real Estate — 5.9%
Camden Property Trust ‡	5,509	582,852
Centerspace ‡	4,251	223,135
Equity Residential ‡	41,015	2,671,717
Independence Realty Trust ‡	17,305	279,995
Invitation Homes ‡	32,497	946,963
UDR ‡	17,516	647,216
Zillow Group, Cl A *	6,516	233,208
		5,585,086
TOTAL UNITED STATES		91,735,535
TOTAL COMMON STOCK (Cost $102,955,347)		95,249,783
TOTAL INVESTMENTS — 100.0% (Cost $102,955,347)		$95,249,783

Percentages are based on Net Assets of $95,285,361.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Millennial Consumer ETF

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.4%
Health Care — 0.4%
Cochlear	3,989	$382,840

BELGIUM — 2.7%
Health Care — 2.3%
UCB	8,400	2,100,780

Real Estate — 0.4%
Aedifica ‡	5,111	403,119

TOTAL BELGIUM		2,503,899
CANADA — 0.9%
Health Care — 0.9%
Chartwell Retirement Residences	19,792	294,389
Extendicare	12,566	277,190
Sienna Senior Living	16,095	241,953

TOTAL CANADA		813,532
CHINA — 3.4%
Health Care — 3.4%
AK Medical Holdings	300,489	195,489
Beijing Chunlizhengda Medical Instruments, Cl H	157,650	164,300
Hansoh Pharmaceutical Group	370,443	1,669,978
InnoCare Pharma, Cl H *	139,400	253,752
Jiangsu Hengrui Pharmaceuticals, Cl H	31,000	182,141
Lepu Biopharma, Cl H *	366,000	206,827
Lifetech Scientific *	1,101,792	191,144
Luye Pharma Group *	737,624	182,541
Microport Scientific *	231,102	179,091

TOTAL CHINA		3,225,263
DENMARK — 5.8%
Consumer Discretionary — 0.3%
GN Store Nord	18,000	270,365

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 5.5%
Demant *	13,139	$589,237
Genmab *	3,950	1,302,488
Novo Nordisk, Cl B	71,575	3,252,145
		5,143,870
TOTAL DENMARK		5,414,235
FRANCE — 0.6%
Health Care — 0.6%
Clariane *	61,019	282,385
Emeis *	16,601	252,232

TOTAL FRANCE		534,617
GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care	17,956	822,837

ITALY — 0.4%
Health Care — 0.4%
Amplifon	24,625	346,543

JAPAN — 5.8%
Health Care — 5.8%
Astellas Pharma	110,909	1,647,019
Chugai Pharmaceutical	48,373	2,094,008
Nipro	26,033	250,557
Terumo	90,717	1,429,249

TOTAL JAPAN		5,420,833
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	214,627	266,622

SOUTH KOREA — 2.2%
Health Care — 2.2%
Celltrion	14,905	2,057,252

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	2,483	$234,634

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	46,476	263,184

SWITZERLAND — 7.9%
Health Care — 7.9%
BeOne Medicines ADR *	6,689	2,405,231
Medacta Group	1,421	221,957
Sandoz Group	26,838	2,256,126
Sonova Holding	3,638	1,045,539
Straumann Holding	9,728	1,130,589
Ypsomed Holding	830	408,656

TOTAL SWITZERLAND		7,468,098
UNITED KINGDOM — 3.0%
Health Care — 3.0%
AstraZeneca PLC	13,078	2,120,336
Smith & Nephew PLC	52,280	753,115

TOTAL UNITED KINGDOM		2,873,451
UNITED STATES — 65.0%
Health Care — 57.0%
AbbVie	12,583	3,226,533
ACADIA Pharmaceuticals *	11,895	343,884
Agios Pharmaceuticals *	8,157	274,728
Alcon	30,566	2,215,416
Alphatec Holdings *	24,254	227,260
Amgen	7,518	3,231,838
Boston Scientific *	43,705	2,110,951
Bristol-Myers Squibb	45,042	3,009,256
Brookdale Senior Living *	19,461	229,445
CG oncology *	5,167	388,352
DaVita *	4,093	720,409
Dexcom *	23,467	2,136,905

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	33,674	$3,055,916
Eli Lilly	2,800	3,238,844
Embecta	30,130	154,868
Ensign Group	3,550	611,523
Exelixis *	15,884	867,902
Glaukos *	3,564	639,952
Halozyme Therapeutics *	7,249	771,946
Incyte *	12,201	1,503,407
Insulet *	4,320	642,211
Integer Holdings *	3,093	387,398
Johnson & Johnson	11,077	2,944,820
LivaNova PLC *	4,235	337,995
MannKind *	104,871	420,533
Medtronic PLC	30,473	2,762,377
Merck	21,838	3,226,783
Merit Medical Systems *	3,914	354,843
National HealthCare	1,510	326,960
Neurocrine Biosciences *	6,142	946,052
Novocure *	24,402	430,695
Regeneron Pharmaceuticals	3,498	2,795,182
Roche Holding	6,439	2,872,227
Sonida Senior Living *	8,215	308,063
Stryker	7,909	2,560,934
Teleflex	2,705	384,245
Theravance Biopharma *	16,217	276,338
United Therapeutics *	2,675	1,365,267
Zimmer Biomet Holdings	11,977	1,198,179
		53,500,437
Real Estate — 8.0%
LTC Properties ‡	6,752	272,241
National Health Investors ‡	3,110	221,152
Omega Healthcare Investors ‡	18,079	826,572
Sabra Health Care REIT ‡	15,433	314,679
Ventas ‡	31,469	2,869,029

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	12,948	$3,058,835
		7,562,508
TOTAL UNITED STATES		61,062,945
TOTAL COMMON STOCK (Cost $86,293,572)		93,690,785
TOTAL INVESTMENTS — 99.8% (Cost $86,293,572)		$93,690,785

Percentages are based on Net Assets of $93,916,449.

*	Non-income producing security.
‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,937,670	$753,115	$—	$93,690,785
Total Investments in Securities	$92,937,670	$753,115	$—	$93,690,785

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.3%
Financials — 1.2%
HUB24	24,681	$1,340,547
Zip *	383,962	687,917
		2,028,464
Information Technology — 0.1%
IRESS	56,021	228,038

TOTAL AUSTRALIA		2,256,502
BRAZIL — 0.7%
Financials — 0.7%
Pagseguro Digital, Cl A	51,222	462,022
StoneCo, Cl A	76,494	741,992

TOTAL BRAZIL		1,204,014
CAYMAN ISLANDS — 1.6%
Financials — 1.6%
Bullish *(A)	45,265	1,540,368
Webull *(A)	125,649	1,191,152

TOTAL CAYMAN ISLANDS		2,731,520
CHINA — 0.6%
Financials — 0.5%
Chaince Digital Holdings *(A)	20,967	62,691
Lianlian DigiTech, Cl H *	140,900	65,064
Lufax Holding ADR *	250,343	315,432
OSL Group *(A)	271,200	405,453
Yeahka *(A)	138,500	79,503
		928,143
Information Technology — 0.1%
Linklogis, Cl B (A)	560,300	174,395

TOTAL CHINA		1,102,538
GERMANY — 0.1%
Financials — 0.1%
Hypoport *	2,069	211,135

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.6%
Financials — 0.3%
Etoro Group, Cl A *	14,199	$454,084

Information Technology — 0.3%
Nayax *(A)	10,943	570,558

TOTAL ISRAEL		1,024,642
ITALY — 1.0%
Financials — 1.0%
Nexi (A)	353,332	1,807,129

NETHERLANDS — 4.8%
Financials — 4.8%
Adyen *	6,870	8,358,468

NEW ZEALAND — 1.7%
Information Technology — 1.7%
Xero *(A)	51,333	3,048,607

SOUTH KOREA — 0.9%
Financials — 0.9%
Kakaopay *	40,400	1,371,168
NHN KCP	11,954	133,026

TOTAL SOUTH KOREA		1,504,194
SWITZERLAND — 1.1%
Information Technology — 1.1%
Temenos	21,592	1,988,297

TAIWAN — 0.2%
Financials — 0.2%
Green World FinTech Service	53,200	69,682
LINE Pay Taiwan	21,250	190,917

TOTAL TAIWAN		260,599

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 3.3%
Financials — 3.3%
Klarna Group PLC *(A)	113,503	$1,667,359
Wise Group PLC, Cl A *	309,064	4,070,458

TOTAL UNITED KINGDOM		5,737,817
UNITED STATES — 81.7%
Financials — 57.3%
Affirm Holdings, Cl A *	87,952	6,548,026
Bakkt, Cl A *(A)	9,179	70,403
Block, Cl A *	147,423	12,091,635
Coinbase Global, Cl A *	48,169	9,061,552
Fidelity National Information Services	147,159	5,999,672
Fiserv *	155,501	8,289,758
Flywire *	35,838	676,980
Galaxy Digital, Cl A *	57,534	1,415,336
Gemini Space Station, Cl A *(A)	12,747	57,362
Global Payments	84,353	7,680,341
Happen *	34,597	608,215
Jack Henry & Associates	21,584	3,624,170
Lemonade *	22,928	1,197,529
LendingTree *	4,152	116,422
Paymentus Holdings, Cl A *	18,925	673,730
Payoneer Global *	103,578	736,440
PayPal Holdings (A)	208,340	10,972,226
Paysafe *	17,254	111,116
Priority Technology Holdings *(A)	24,477	129,973
Repay Holdings, Cl A *	24,372	87,496
Robinhood Markets, Cl A *	122,979	12,889,429
Sezzle *	10,136	1,221,895
Shift4 Payments, Cl A *(A)	24,372	1,030,448
SoFi Technologies *	384,022	6,866,313
Toast, Cl A *	157,580	5,371,902
Upstart Holdings *(A)	29,452	844,683
Virtu Financial, Cl A	26,012	1,707,428
		100,080,480
Health Care — 1.4%
HealthEquity *	25,712	2,482,237

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.5%
SS&C Technologies Holdings	72,689	$6,031,006

Information Technology — 19.5%
ACI Worldwide *	30,585	1,629,569
American Bitcoin, Cl A *	3,920	31,634
BILL Holdings *	29,769	1,465,528
Blend Labs, Cl A *	76,994	119,341
Cipher Digital *(A)	121,705	1,886,427
Circle Internet Group, Cl A*	65,036	6,214,190
Core Scientific *(A)	94,731	1,544,115
Exodus Movement, Cl A *	3,156	23,986
Guidewire Software *	25,522	5,225,629
Hut 8 *	33,459	2,631,490
Intuit	21,159	7,602,429
Keel Infrastructure *(A)	169,925	535,264
MARA Holdings *(A)	114,225	1,230,203
Mitek Systems *	13,639	251,776
nCino *	34,533	780,446
Pagaya Technologies, Cl A *	21,442	466,149
Riot Platforms *	113,897	2,163,473
Vertex, Cl A *	23,422	331,656
		34,133,305
TOTAL UNITED STATES		142,727,028
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A	49,769	738,074

TOTAL COMMON STOCK (Cost $235,699,499)		174,700,564

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.4%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $581,381 (collateralized by various U.S. Treasury Obligations, ranging in par value $37 - $58,058, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $590,953)	$581,321	$581,321
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $546,498 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $341 - $104,937, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $555,209)	546,442	546,442
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $149,723 (collateralized by a U.S. Treasury Obligation, with a par value $158,649, 4.875%, due 08/15/2045, with a total market value of $152,366)	149,708	149,708
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $103,364 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,364 - $26,402, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $104,845)	103,353	103,353

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $546,498 (collateralized by various U.S. Government Obligations, ranging in par value $664 - $68,348, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $554,885)	$546,442	$546,442
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $546,498 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $30 - $47,056, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $554,257)	546,442	546,442
TOTAL REPURCHASE AGREEMENTS (Cost $2,473,708)		2,473,708
TOTAL INVESTMENTS — 101.4% (Cost $238,173,207)		$177,174,272

Percentages are based on Net Assets of $174,752,450.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $12,721,114.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $2,473,708. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $10,418,049.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	170,630,106	$4,070,458	$—	$174,700,564
Repurchase Agreements	—	2,473,708	—	2,473,708
Total Investments in Securities	$170,630,106	$6,544,166	$—	$177,174,272

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.4%
Information Technology — 0.4%
Catapult Sports *(A)	214,639	$496,842
Weebit Nano *	152,487	408,707

TOTAL AUSTRALIA		905,549
AUSTRIA — 1.3%
Information Technology — 1.3%
ams-OSRAM *	69,956	1,580,168
Kontron (A)	46,334	1,178,695

TOTAL AUSTRIA		2,758,863
CANADA — 0.6%
Information Technology — 0.6%
BlackBerry *	144,050	1,174,007

CHINA — 1.6%
Consumer Discretionary — 0.5%
PATEO CONNECT Technology Shanghai, Cl H *(A)	50,120	1,017,834

Information Technology — 1.1%
InnoScience Suzhou Technology Holding, Cl H *(A)	368,200	2,146,459
Zepp Health ADR *(A)	27,247	131,331
		2,277,790
TOTAL CHINA		3,295,624
FRANCE — 1.0%
Industrials — 1.0%
Legrand	12,689	2,012,688

JAPAN — 1.7%
Industrials — 0.3%
Idec	25,556	599,313

Information Technology — 1.4%
Nippon Ceramic	21,684	515,979

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Optex Group	27,484	$563,637
Renesas Electronics	90,445	1,921,096
		3,000,712
TOTAL JAPAN		3,600,025
NETHERLANDS — 1.3%
Information Technology — 1.3%
NXP Semiconductors	12,201	2,740,833

NORWAY — 1.2%
Information Technology — 1.2%
Nordic Semiconductor *	140,028	2,487,663

SINGAPORE — 7.4%
Information Technology — 7.4%
STMicroelectronics	308,194	15,399,318

SOUTH AFRICA — 0.7%
Information Technology — 0.7%
Karooooo	21,605	1,436,949

SOUTH KOREA — 0.3%
Information Technology — 0.3%
LG CNS	11,994	676,558

SWEDEN — 1.3%
Industrials — 0.4%
Plejd *	7,799	798,696

Information Technology — 0.9%
HMS Networks	35,177	1,905,792

TOTAL SWEDEN		2,704,488

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.5%
Industrials — 1.9%
ABB	40,039	$3,914,946

Information Technology — 0.6%
Landis+Gyr Group	20,257	1,164,599

TOTAL SWITZERLAND		5,079,545
TAIWAN — 12.4%
Information Technology — 12.4%
Advantech	603,483	12,879,326
eMemory Technology	53,040	4,012,862
MediaTek	62,589	7,744,210
Nexcom International	248,800	534,117
Sercomm	204,350	497,315

TOTAL TAIWAN		25,667,830
UNITED STATES — 66.2%
Communication Services — 0.8%
Globalstar *	8,601	701,412
Iridium Communications	21,326	1,001,895
		1,703,307
Consumer Discretionary — 7.8%
ADT	533,913	3,945,617
Garmin	42,582	12,097,972
		16,043,589
Health Care — 6.9%
Beta Bionics *(A)	46,016	918,019
Dexcom *	144,384	13,147,607
Owlet, Cl A *	43,528	216,770
		14,282,396
Industrials — 9.9%
Emerson Electric	23,937	3,648,956
Honeywell Aerospace *	7,191	1,136,969
Honeywell International	7,159	1,528,661
Johnson Controls International PLC	24,808	3,429,458

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Resideo Technologies *	14,242	$275,725
Rockwell Automation	5,437	2,307,626
Schneider Electric	11,612	3,973,719
Sensata Technologies Holding PLC	101,719	4,173,531
		20,474,645
Information Technology — 40.8%
ADI Global Distribution *	7,121	155,736
Alarm.com Holdings *	34,718	1,998,368
Ambarella *	30,082	2,087,089
Analog Devices	10,308	3,732,939
Arlo Technologies *	74,673	981,950
Badger Meter	20,368	2,759,253
Belden	27,018	3,092,480
Cisco Systems	42,595	4,706,322
Digi International *	26,288	1,970,023
GLOBALFOUNDRIES	26,870	1,200,820
Impinj *	21,096	3,677,455
InterDigital	1,421	476,078
International Business Machines	13,275	3,104,624
Itron *	31,333	3,039,614
Lattice Semiconductor *	95,589	11,025,235
NETGEAR *	24,365	515,563
NVE	7,587	759,611
Ondas *(A)	48,749	373,174
Powerfleet NJ *	146,526	439,578
PTC *	5,758	896,751
Qorvo *	6,417	616,545
Qualcomm	24,862	4,238,474
Rambus *	75,319	6,529,404
Samsara, Cl A *	249,884	10,207,762
Semtech *	5,878	781,539
Silicon Laboratories *	23,001	5,038,369
Skyworks Solutions	104,912	7,030,153
SmartRent, Cl A *(A)	292,198	388,623

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synaptics *	27,046	$2,615,889
		84,439,421
TOTAL UNITED STATES		136,943,358
TOTAL COMMON STOCK (Cost $158,243,164)		206,883,298

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.4%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $673,295 (collateralized by various U.S. Treasury Obligations, ranging in par value $43 - $67,236, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $684,380)	$673,225	673,225
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $632,896 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $395 - $121,526, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $642,984)	632,831	632,831
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $172,806 (collateralized by a U.S. Treasury Obligation, with a par value $183,107, 4.875%, due 08/15/2045, with a total market value of $175,856)	172,788	172,788

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $120,294 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,588 - $30,726, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $122,018)	$120,282	$120,282
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $632,896 (collateralized by various U.S. Government Obligations, ranging in par value $769 - $79,153, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $642,609)	632,831	632,831
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $632,896 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $34 - $54,495, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $641,881)	632,831	632,831
TOTAL REPURCHASE AGREEMENTS (Cost $2,864,788)		2,864,788
TOTAL INVESTMENTS — 101.3% (Cost $161,107,952)		$209,748,086

Percentages are based on Net Assets of $207,041,364.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $4,046,566.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Internet of Things ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $2,864,788. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $1,364,617.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$206,883,298	$—	$—	$206,883,298
Repurchase Agreements	—	2,864,788	—	2,864,788
Total Investments in Securities	$206,883,298	$2,864,788	$—	$209,748,086

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 0.4%
Industrials — 0.4%
ATS *	759,879	$14,646,157

CHINA — 20.5%
Communication Services — 1.6%
Baidu ADR *	583,505	55,596,357

Consumer Discretionary — 3.4%
Beijing Roborock Technology, Cl A	1,715,903	32,560,779
Hesai Group ADR *(A)	1,004,151	16,186,914
Minieye Technology, Cl H *(A)	2,566,300	1,117,946
OneRobotics Shenzhen, Cl H *(A)	1,744,700	11,372,721
WeRide ADR *(A)	2,500,986	14,405,679
XPeng ADR, Cl A *(A)	3,547,166	40,295,806
		115,939,845
Health Care — 0.6%
Shanghai MicroPort MedBot Group, Cl H *(A)	7,896,900	21,335,622

Industrials — 10.6%
AVIC Chengdu UAS, Cl A	4,469,789	25,948,462
EFORT Intelligent Robot, Cl A *	3,455,326	8,363,144
EHang Holdings ADR *(A)	404,913	1,818,059
Estun Automation, Cl A	5,766,434	27,175,543
RoboTechnik Intelligent Technology, Cl A	1,106,345	93,828,530
Shenzhen Dobot, Cl H *(A)	3,033,100	9,200,709
Shenzhen Inovance Technology, Cl A	15,203,424	140,017,244
Siasun Robot & Automation, Cl A *	10,369,484	22,381,292
UBTech Robotics, Cl H *(A)	3,357,027	36,313,943
		365,046,926
Information Technology — 4.3%
AInnovation Technology Group, Cl H *	4,364,800	2,115,781
Horizon Robotics, Cl B *(A)	96,658,200	58,197,378
Pony AI ADR *(A)	2,719,205	19,279,163
RoboSense Technology *(A)	3,738,100	8,611,749

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiaomi, Cl B *	16,724,800	$58,926,049
		147,130,120
TOTAL CHINA		705,048,870
FINLAND — 0.9%
Industrials — 0.9%
Hiab, Cl B	427,076	31,253,819

FRANCE — 0.3%
Industrials — 0.3%
Exail Technologies *(A)	79,025	11,419,373

JAPAN — 30.1%
Industrials — 17.4%
Daifuku	2,931,562	106,545,514
FANUC	6,938,666	263,086,650
Hirata	248,973	5,581,411
Shibaura Machine	191,492	5,395,999
SMC	354,075	156,777,878
Yaskawa Electric (A)	2,058,517	61,615,650
		599,003,102
Information Technology — 12.7%
Keyence	707,553	370,668,361
Omron	1,591,792	66,394,856
		437,063,217
TOTAL JAPAN		1,036,066,319
NORWAY — 1.4%
Industrials — 1.4%
AutoStore Holdings *	26,526,633	46,274,641

SOUTH KOREA — 3.1%
Health Care — 0.1%
Angel Robotics *	116,756	1,774,459

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.3%
Doosan Robotics *	497,501	$25,809,273
Rainbow Robotics *	148,989	50,131,108
Yuil Robotics *	90,989	4,414,489
		80,354,870
Information Technology — 0.7%
Robostar *	75,241	4,299,172
Robotis *	112,513	21,169,149
		25,468,321
TOTAL SOUTH KOREA		107,597,650
SWITZERLAND — 9.9%
Health Care — 0.7%
Tecan Group	99,075	24,230,732

Industrials — 9.2%
ABB	3,232,724	316,090,347

TOTAL SWITZERLAND		340,321,079
UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Renishaw PLC	563,213	38,982,095

UNITED STATES — 32.0%
Communication Services — 2.3%
Alphabet, Cl A	228,725	77,617,829

Consumer Discretionary — 1.9%
Serve Robotics *(A)	574,554	2,798,078
Tesla *	169,733	62,453,257
		65,251,335
Health Care — 6.7%
Intuitive Surgical *	554,174	208,846,014
Omnicell *	350,570	12,326,041
Procept BioRobotics *	435,107	9,224,268
		230,396,323

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.2%
AeroVironment *	385,286	$57,157,178
JBT Marel	401,009	46,865,922
Richtech Robotics, Cl B *(A)	1,416,955	2,649,706
Symbotic, Cl A *	970,190	38,487,437
		145,160,243
Information Technology — 16.9%
Appian, Cl A *	330,808	14,208,204
Aurora Innovation, Cl A *	12,660,355	71,277,799
Cerence *	347,418	2,932,208
Cognex	1,278,565	77,941,322
NVIDIA	1,501,539	331,509,780
Ouster *	484,546	16,687,764
UiPath, Cl A *	3,552,444	66,324,130
		580,881,207
TOTAL UNITED STATES		1,099,306,937
TOTAL COMMON STOCK (Cost $3,018,841,280)		3,430,916,940

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.9%
Bank of America Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $21,700,483 (collateralized by various U.S. Government Obligations, ranging in par value $7,987 - $4,767,487, 2.000% - 7.000%, 12/01/2027 - 07/20/2076, with a total market value of $22,035,902)	$21,698,271	21,698,271
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $23,085,652 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,485 - $2,305,372, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $23,465,741)	23,083,267	23,083,267

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4,510,133 (collateralized by a U.S. Treasury Obligation, with a par value $4,609,537, 4.125%, due 03/31/2032, with a total market value of $4,520,389)	$4,509,675	$4,509,675
Daiwa Capital Markets America, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,385,137 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,847 - $617,565, 1.250% - 4.750%, 10/31/2026 - 02/15/2056, with a total market value of $1,397,728)	1,384,996	1,384,996
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $21,700,483 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $13,551 - $4,166,848, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $22,046,401)	21,698,271	21,698,271
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4,154,343 (collateralized by various U.S. Government Obligations, ranging in par value $5,045 - $519,564, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $4,218,101)	4,153,920	4,153,920

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $21,700,483 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,180 - $1,868,496, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $22,008,590)	$21,698,271	$21,698,271
TOTAL REPURCHASE AGREEMENTS (Cost $98,226,671)		98,226,671
TOTAL INVESTMENTS — 102.6% (Cost $3,117,067,951)		$3,529,143,611

Percentages are based on Net Assets of $3,438,523,947.

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
NASDAQ 100 Index E-Mini	15	Sep-2026	$9,261,980	$8,853,900	$(408,080)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $236,369,790.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $98,226,671. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $146,812,211.

Schedule of Investments		August 31, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,366,466,524	$64,450,416	$—	$3,430,916,940
Repurchase Agreements	—	98,226,671	—	98,226,671
Total Investments in Securities	$3,366,466,524	$162,677,087	$—	$3,529,143,611

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(408,080)	$—	$—	$(408,080)
Total Other Financial Instruments	$(408,080)	$—	$—	$(408,080)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Industrials — 75.2%
Acuity	238,696	$79,196,946
Advanced Drainage Systems	611,034	82,935,645
AECOM	1,022,737	68,963,156
Arcosa	390,159	56,690,103
Argan	111,842	47,531,732
Astec Industries	757,839	32,246,049
ATI *	1,087,877	222,144,483
Atkore	583,266	54,646,191
Builders FirstSource *	857,475	56,936,340
Carlisle	322,560	111,792,845
Carpenter Technology	396,067	188,694,240
Centuri Holdings *	1,538,494	31,400,662
Columbus McKinnon (A)	2,743,221	48,445,283
Construction Partners, Cl A *	409,558	43,495,060
Crane	460,390	94,412,177
CSW Industrials	146,768	45,343,974
CSX	8,053,767	406,795,771
Custom Truck One Source *	3,915,563	36,062,335
Deere	698,326	457,340,681
DNOW *	2,953,716	47,348,067
DXP Enterprises *	243,731	45,755,621
Dycom Industries *	239,455	69,731,691
Eaton PLC	1,026,143	412,386,349
EMCOR Group	354,197	260,171,864
Emerson Electric	2,940,116	448,191,283
Everus Construction Group *	406,796	46,834,423
Exponent	709,175	50,358,517
Fastenal	9,216,012	454,441,552
Forgent Power Solutions, Cl A *	2,188,306	66,830,865
Fortive	2,426,155	142,754,960
Gibraltar Industries *	959,971	43,189,095
Gorman-Rupp	535,133	40,349,028
Graco	1,288,852	99,795,810
Granite Construction	348,709	42,040,357
Greenbrier	825,122	37,188,249
Herc Holdings	266,235	40,558,240
Howmet Aerospace	1,483,924	363,487,184
Hubbell, Cl B	421,223	190,814,019
IDEX	589,080	134,687,251

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Insteel Industries (A)	1,317,671	$39,661,897
Jacobs Solutions	939,726	140,066,160
Legence, Cl A *	612,785	32,826,892
Lincoln Electric Holdings	436,798	122,840,702
Louisiana-Pacific	590,568	41,640,950
MasTec *	629,812	151,016,321
Mueller Industries	1,762,779	110,015,037
Mueller Water Products, Cl A	1,709,436	41,265,785
MYR Group *	124,121	36,171,342
Norfolk Southern	1,220,157	418,257,618
NWPX Infrastructure *	320,899	35,273,218
Parker-Hannifin	431,470	422,598,977
Pentair PLC	1,286,106	77,757,969
Powell Industries	290,461	52,204,555
Preformed Line Products	130,701	52,391,496
Primoris Services	470,063	33,896,243
Quanta Services	651,543	395,545,240
RBC Bearings *	252,146	124,625,682
Regal Rexnord	530,576	84,069,767
Rockwell Automation	924,751	392,492,067
Solv Energy, Cl A *	1,423,705	36,332,952
SPX Technologies *	399,066	78,516,235
Sterling Infrastructure *	244,633	114,994,634
Terex	910,380	57,818,234
Tetra Tech	2,065,499	74,647,134
Titan Machinery *(A)	2,244,617	46,171,772
Trane Technologies PLC	888,094	394,668,974
Trinity Industries	1,156,747	33,337,449
Tutor Perini	486,055	43,025,589
Union Pacific	1,397,665	420,235,936
United Rentals	373,775	387,978,450
Valmont Industries	154,709	72,660,629
Wabash National (A)	3,203,062	43,209,306
WESCO International	388,306	132,179,362
Woodward	474,927	161,389,693
Zurn Elkay Water Solutions	1,328,095	63,482,941
		10,167,255,306
Information Technology — 1.5%
Badger Meter	345,234	46,768,850

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Calix *	1,189,008	$45,324,985
Trimble *	1,855,172	111,199,010
		203,292,845
Materials — 20.1%
Alcoa	2,103,606	105,075,120
Amrize	4,406,110	192,547,007
Century Aluminum *	918,909	42,058,465
Cleveland-Cliffs *	4,547,090	52,518,889
Commercial Metals	881,906	59,502,198
CRH PLC	4,346,302	409,812,815
Eagle Materials	246,290	47,844,295
Knife River *	548,608	34,397,722
Martin Marietta Materials	478,592	248,245,670
Metallus (A)	2,063,966	40,288,616
Minerals Technologies	581,077	41,209,981
Nucor	1,763,617	440,269,348
Reliance	406,155	155,983,828
RPM International	1,017,327	105,903,741
Ryerson Holding	1,431,583	35,875,470
Steel Dynamics	1,147,590	266,952,386
Titan America	2,508,870	37,432,341
United States Lime & Minerals	399,357	47,176,042
Vulcan Materials	1,032,691	278,392,840
Westlake	1,019,586	76,540,321
		2,718,027,095
Utilities — 3.1%
MDU Resources Group	2,010,869	40,056,511
Sempra	4,551,732	371,876,504
		411,933,015
TOTAL COMMON STOCK (Cost $11,260,682,377)		13,500,508,261
TOTAL INVESTMENTS — 99.9% (Cost $11,260,682,377)		$13,500,508,261

Percentages are based on Net Assets of $13,515,187,560.

*	Non-income producing security.
(A)	Affiliated investment.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X U.S. Infrastructure Development ETF

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Columbus McKinnon

$11,945,090	$41,922,736	$(2,676,331)	$(2,392,024)	$(354,188)	$48,445,283	$422,926	$—
Insteel Industries

28,444,323	17,718,327	(5,760,191)	(775,583)	35,021	39,661,897	63,991	—
Metallus

30,788,595	16,401,167	(11,983,246)	3,011,546	2,070,554	40,288,616	—	—
Titan Machinery

31,613,455	17,481,504	(7,455,855)	6,867,740	(2,335,072)	46,171,772	—	—
Wabash National

14,448,385	26,826,551	(13,094,386)	21,874,998	(6,846,242)	43,209,306	717,442	—
Totals:

$117,239,848	$120,350,285	$(40,970,009)	$28,586,677	$(7,429,927)	$217,776,874	$1,204,359	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 5.7%
Materials — 5.7%
IGO	842,530	$5,247,019
Liontown *	4,099,059	3,598,552
PLS Group *(A)	1,336,062	5,170,445
Rio Tinto PLC	68,353	7,111,744

TOTAL AUSTRALIA		21,127,760
CANADA — 3.0%
Information Technology — 0.9%
BlackBerry *	398,432	3,247,221

Materials — 2.1%
Lithium Americas *(A)	1,317,410	4,095,821
Lithium Argentina *	569,056	3,879,088
		7,974,909
TOTAL CANADA		11,222,130
CHILE — 1.3%
Materials — 1.3%
Sociedad Quimica y Minera de Chile ADR	60,888	4,810,761

CHINA — 15.4%
Communication Services — 1.1%
Baidu ADR *(A)	44,458	4,235,958

Consumer Discretionary — 8.1%
BYD, Cl H	472,900	5,260,276
Geely Automobile Holdings	1,905,400	4,277,811
Li Auto, Cl A *(A)	685,800	4,183,404
Nexteer Automotive Group	8,307,300	5,377,973
NIO ADR *(A)	871,460	3,686,276
Seres Group, Cl H	729,300	3,672,874
XPeng ADR, Cl A *(A)	316,190	3,591,918
		30,050,532
Industrials — 1.0%
REPT BATTERO Energy, Cl H *(A)	2,967,000	3,871,827

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.8%
Black Sesame International Holding *(A)	2,813,500	$3,560,257
indie Semiconductor, Cl A *(A)	1,011,861	3,759,063
RoboSense Technology *(A)	1,415,228	3,260,370
		10,579,690
Materials — 2.4%
Ganfeng Lithium Group, Cl H	814,933	4,255,910
Tianqi Lithium, Cl H (A)	964,300	4,657,099
		8,913,009
TOTAL CHINA		57,651,016
FRANCE — 3.5%
Consumer Discretionary — 2.4%
Forvia	382,965	4,065,956
Renault	137,307	4,740,224
		8,806,180
Materials — 1.1%
Eramet (A)	81,299	4,279,889

TOTAL FRANCE		13,086,069
GERMANY — 1.6%
Information Technology — 1.6%
Infineon Technologies	90,807	5,937,559

ISRAEL — 1.0%
Consumer Discretionary — 1.0%
Mobileye Global, Cl A *	433,712	3,699,563

JAPAN — 8.9%
Consumer Discretionary — 6.0%
Denso	376,523	4,562,272
GS Yuasa	110,450	3,702,992
Nissan Motor *(A)	2,135,844	4,393,530
Toyota Motor	485,779	9,600,291
		22,259,085

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.7%
Allegro MicroSystems *	84,743	$3,071,934
Socionext (A)	260,865	3,263,773
		6,335,707
Materials — 1.2%
Tokai Carbon	402,555	4,565,122

TOTAL JAPAN		33,159,914
MEXICO — 1.3%
Consumer Discretionary — 1.3%
Dauch *	768,087	4,808,225

NETHERLANDS — 2.8%
Information Technology — 2.8%
Nebius Group, Cl A *(A)	26,275	5,421,058
NXP Semiconductors	21,863	4,911,304

TOTAL NETHERLANDS		10,332,362
SINGAPORE — 1.0%
Information Technology — 1.0%
STMicroelectronics	78,587	3,926,703

SOUTH KOREA — 5.6%
Consumer Discretionary — 1.3%
HL Mando	131,672	4,983,640

Industrials — 1.4%
LG Energy Solution *	19,377	5,351,824

Information Technology — 1.7%
Samsung SDI	14,997	6,322,716

Materials — 1.2%
SKC	67,419	4,448,294

TOTAL SOUTH KOREA		21,106,474

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.2%
Industrials — 1.2%
Advanced Energy Solution Holding	127,300	$4,514,611

Information Technology — 1.0%
WNC	497,900	3,829,759

TOTAL TAIWAN		8,344,370
UNITED STATES — 45.2%
Communication Services — 2.8%
Alphabet, Cl A	30,490	10,346,781

Consumer Discretionary — 11.3%
Ford Motor	399,014	5,562,255
General Motors	77,670	6,704,474
Gentherm *	111,023	4,362,094
Lucid Group, Cl A *(A)	684,558	3,320,106
QuantumScape, Cl A *(A)	645,539	3,608,563
Stellantis	743,570	4,107,480
Tesla *	28,637	10,536,984
Visteon	39,066	3,977,700
		42,179,656
Industrials — 9.7%
Amprius Technologies *	361,672	3,573,319
ATI *	24,921	5,088,868
Bloom Energy, Cl A *(A)	24,759	5,107,782
EnerSys	21,092	3,877,975
Hyster-Yale	121,860	4,126,179
ITT	23,492	4,705,213
Plug Power *(A)	1,868,404	4,035,753
Westinghouse Air Brake Technologies	20,518	5,866,712
		36,381,801
Information Technology — 19.1%
Aeva Technologies *	218,584	3,423,025
Ambarella *	59,916	4,156,972
Coherent *	19,014	5,282,660
Intel *	109,753	9,823,991
Microsoft	28,548	14,482,115

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA	53,020	$11,705,756
ON Semiconductor *	54,998	4,074,802
Qualcomm	53,650	9,146,252
SiTime *	7,267	4,108,907
Skyworks Solutions (A)	74,915	5,020,054
		71,224,534
Materials — 2.3%
Albemarle	35,992	4,857,840
Cabot	46,492	3,845,354
		8,703,194
TOTAL UNITED STATES		168,835,966
TOTAL COMMON STOCK (Cost $379,632,100)		368,048,872

PREFERRED STOCK — 1.3%
GERMANY—1.3%
Consumer Discretionary — 1.3%
Volkswagen (A)(B)	53,454	4,823,328
TOTAL PREFERRED STOCK (Cost $9,075,361)		4,823,328

	Face Amount
REPURCHASE AGREEMENTS(C) — 6.2%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $5,441,704 (collateralized by various U.S. Treasury Obligations, ranging in par value $350 - $543,418, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $5,531,298)	$5,441,142	5,441,142

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $5,115,194 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $3,194 - $982,201, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $5,196,734)	$5,114,673	$5,114,673
Deutsche Bank Securities, Inc. 3.600%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,389,934 (collateralized by various U.S. Treasury Obligations, ranging in par value $57,767 - $830,536, 3.500% - 4.500%, 08/31/2028 - 11/15/2054, with a total market value of $1,399,382)	1,389,795	1,389,795
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $978,939 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $12,921 - $250,046, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $992,969)	978,839	978,839
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $5,115,194 (collateralized by various U.S. Government Obligations, ranging in par value $6,211 - $639,733, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $5,193,699)	5,114,673	5,114,673

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $5,115,194 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $278 - $440,438, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $5,187,821)	$5,114,673	$5,114,673
TOTAL REPURCHASE AGREEMENTS (Cost $23,153,795)		23,153,795
TOTAL INVESTMENTS — 106.0% (Cost $411,861,256)		$396,025,995

Percentages are based on Net Assets of $373,723,305.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $53,075,538.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $23,153,795. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $31,167,769.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$360,937,128	$7,111,744	$—	$368,048,872
Preferred Stock	4,823,328	—	—	4,823,328
Repurchase Agreements	—	23,153,795	—	23,153,795
Total Investments in Securities	$365,760,456	$30,265,539	$—	$396,025,995

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.0%
Industrials — 0.3%
Thomson Reuters	349,193	$37,475,393

Information Technology — 1.7%
Celestica *	91,966	27,534,620
Shopify, Cl A *	982,116	144,734,435
		172,269,055
TOTAL CANADA		209,744,448
CHINA — 6.8%
Communication Services — 3.0%
Baidu ADR *(A)	256,632	24,451,897
Tencent Holdings	4,889,118	282,521,457
		306,973,354
Consumer Discretionary — 2.6%
Alibaba Group Holding ADR	1,930,587	220,125,530
Meituan, Cl B *	4,475,715	45,046,613
		265,172,143
Information Technology — 1.2%
Knowledge Atlas Technology JSC, Cl H *(A)	197,800	30,152,054
Minimax Group, Cl A *(A)	1,083,860	48,252,668
Mininglamp Technology Group, Cl A *	2,042,960	11,649,039
Pony AI ADR *(A)	3,764,944	26,693,453
		116,747,214
TOTAL CHINA		688,892,711
FINLAND — 0.8%
Information Technology — 0.8%
Nokia ADR	4,593,277	46,575,829
Tieto (A)	1,390,507	32,045,882

TOTAL FINLAND		78,621,711
GERMANY — 4.9%
Industrials — 2.1%
Siemens	630,848	209,286,066

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.8%
Infineon Technologies	1,053,739	$68,900,391
SAP ADR (A)	989,436	218,556,518
		287,456,909
TOTAL GERMANY		496,742,975
ISRAEL — 0.5%
Information Technology — 0.5%
Wix.com *	564,390	49,807,417

ITALY — 0.3%
Health Care — 0.3%
Amplifon	2,216,422	31,191,284

JAPAN — 1.7%
Consumer Discretionary — 0.3%
Rakuten Group *	5,664,408	27,524,848

Industrials — 0.8%
FANUC	787,949	29,875,896
Fujikura	1,424,008	49,079,433
		78,955,329
Information Technology — 0.6%
Fujitsu	1,395,634	33,812,630
NEC	1,094,365	33,633,760
		67,446,390
TOTAL JAPAN		173,926,567
NETHERLANDS — 0.8%
Industrials — 0.3%
Wolters Kluwer	405,559	33,372,595

Information Technology — 0.5%
NXP Semiconductors	201,951	45,366,273

TOTAL NETHERLANDS		78,738,868

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 5.3%
Information Technology — 5.3%
Samsung Electronics	1,507,461	$286,380,140
SK Hynix	212,206	259,559,290

TOTAL SOUTH KOREA		545,939,430
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR (A)	2,960,193	29,868,347

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	367,109	33,805,198

TAIWAN — 4.3%
Information Technology — 4.3%
Advantech	1,484,457	31,680,770
Global Unichip	208,405	40,075,358
Hon Hai Precision Industry	11,320,400	89,215,686
Taiwan Semiconductor Manufacturing ADR	667,658	277,291,721

TOTAL TAIWAN		438,263,535
UNITED STATES — 71.9%
Communication Services — 13.1%
Alphabet, Cl A	873,367	296,377,091
AppLovin, Cl A *	246,364	76,880,350
Meta Platforms, Cl A	457,728	261,976,044
Netflix *	4,027,768	326,450,596
Snap, Cl A *	6,249,295	34,683,587
Space Exploration Technologies, Cl A *	2,346,813	337,213,560
		1,333,581,228
Consumer Discretionary — 6.2%
Amazon.com *	1,187,683	308,524,413
Tesla *	868,098	319,416,659
		627,941,072

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
GE HealthCare Technologies	444,580	$31,667,433

Industrials — 2.2%
Equifax	165,309	31,269,850
Experian PLC	779,501	32,170,520
Genpact	907,459	34,465,293
Uber Technologies *	1,639,390	124,019,854
		221,925,517
Information Technology — 50.1%
Accenture PLC, Cl A	492,823	93,518,093
Adobe *	320,165	93,741,110
Advanced Micro Devices *	514,221	242,054,109
Ambarella *	390,854	27,117,451
Apple	862,683	273,341,109
Broadcom	707,113	261,872,228
C3.ai, Cl A *(A)	3,381,516	36,588,003
Cadence Design Systems *	222,118	75,249,136
CCC Intelligent Solutions Holdings *	4,801,294	35,817,653
Cisco Systems	2,460,908	271,905,725
CoreWeave, Cl A *	358,013	30,391,724
Datadog, Cl A *	264,627	62,727,184
DXC Technology *	2,972,964	33,594,493
Dynatrace *	677,966	37,010,164
Globant *(A)	900,338	36,652,760
Hewlett Packard Enterprise	1,059,242	55,334,802
Hut 8 *	234,207	18,418,039
Intel *	2,768,330	247,793,218
International Business Machines	757,112	177,065,783
Marvell Technology	705,400	149,304,964
Micron Technology	280,098	268,538,356
Microsoft	727,072	368,836,355
NVIDIA	1,329,293	293,481,309
Okta, Cl A *	202,491	35,039,043
Oracle	2,311,562	344,700,125
Palantir Technologies, Cl A *	2,249,194	419,204,778
Pegasystems	1,059,568	39,002,698
Qualcomm	848,948	144,728,655
Quantum Computing *(A)	3,506,292	28,856,783

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	659,721	$169,904,546
Seagate Technology Holdings PLC	180,688	149,678,325
ServiceNow *	830,629	122,924,786
Snowflake, Cl A *	279,001	92,469,301
SoundHound AI, Cl A *(A)	4,430,771	31,724,320
Super Micro Computer *	883,311	32,929,834
Synopsys *	153,162	67,328,484
Teradata *	995,642	28,873,618
Twilio, Cl A *	148,927	35,091,669
UiPath, Cl A *	2,701,898	50,444,436
Workday, Cl A *	215,521	42,554,621
Zebra Technologies, Cl A *	107,253	37,919,298
Zscaler *	197,282	37,164,970
		5,100,894,058
TOTAL UNITED STATES		7,316,009,308
TOTAL COMMON STOCK (Cost $8,377,431,655)		10,171,551,799

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.1%
Bank of America Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $68,990,814 (collateralized by various U.S. Government Obligations, ranging in par value $25,393 - $15,156,935, 2.000% - 7.000%, 12/01/2027 - 07/20/2076, with a total market value of $70,057,188)	$68,983,781	68,983,781
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $73,394,584 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,722 - $7,329,307, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $74,602,975)	73,387,001	73,387,001

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $68,990,814 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $43,081 - $13,247,367, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $70,090,566)	$68,983,781	$68,983,781
Mizuho Securities USA LLC 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $18,740,017 (collateralized by various U.S. Treasury Obligations, ranging in par value $21,180 - $7,477,731, 0.750% - 4.250%, 05/31/2027 - 10/31/2029, with a total market value of $18,954,499)	18,738,112	18,738,112
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $13,210,003 (collateralized by various U.S. Government Obligations, ranging in par value $16,041 - $1,652,112, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $13,412,740)	13,208,656	13,208,656

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $68,990,814 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $3,753 - $5,940,377, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $69,970,356)	$68,983,781	$68,983,781
TOTAL REPURCHASE AGREEMENTS (Cost $312,285,112)		312,285,112
TOTAL INVESTMENTS — 103.0% (Cost $8,689,716,767)		$10,483,836,911

Percentages are based on Net Assets of $10,174,133,976.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $347,651,171.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $312,285,112. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $44,995,202.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,139,381,279	$32,170,520	$—	$10,171,551,799
Repurchase Agreements	—	312,285,112	—	312,285,112
Total Investments in Securities	$10,139,381,279	$344,455,632	$—	$10,483,836,911

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 0.3%
Health Care — 0.3%
Benitec Biopharma *(A)	23,384	$284,583

CHINA — 6.2%
Health Care — 6.2%
Genscript Biotech *(A)	809,818	3,499,883
Legend Biotech ADR *(A)	105,335	2,188,861

TOTAL CHINA		5,688,744
GERMANY — 2.8%
Health Care — 2.8%
BioNTech ADR *	25,154	2,555,898

NETHERLANDS — 2.1%
Health Care — 2.1%
uniQure *	39,531	1,924,369

SWITZERLAND — 3.0%
Health Care — 3.0%
CRISPR Therapeutics *(A)	48,413	2,758,573

UNITED KINGDOM — 1.3%
Health Care — 1.3%
AstraZeneca PLC	6,961	1,129,699

UNITED STATES — 84.4%
Health Care — 84.4%
10X Genomics, Cl A *(A)	80,699	5,039,653
Agilent Technologies	1,978	303,742
Arrowhead Pharmaceuticals *	36,948	3,044,146
Beam Therapeutics *(A)	66,301	1,951,238
Billiontoone, Cl A *	14,097	1,278,175
BioMarin Pharmaceutical *	50,441	3,290,266
Bio-Techne	46,625	3,371,454
Bristol-Myers Squibb	14,287	954,514
Bruker	5,163	299,506

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CareDx *	32,622	$1,634,688
Caribou Biosciences *	86,896	133,820
Caris Life Sciences *	85,880	2,189,081
Danaher	4,531	967,640
Editas Medicine, Cl A *	69,751	213,438
Eli Lilly	1,474	1,705,020
Fulgent Genetics *	14,065	272,439
GeneDx Holdings, Cl A *	18,358	1,556,942
Gilead Sciences	10,275	1,503,644
Guardant Health *	30,497	4,849,633
Illumina *	20,931	4,471,490
Intellia Therapeutics *(A)	80,032	1,018,807
Maravai LifeSciences Holdings, Cl A *(A)	74,952	572,633
Mesa Laboratories	2,020	258,297
Moderna *	49,127	6,894,483
Myriad Genetics *	62,401	200,931
Natera *	13,144	4,231,842
Pacific Biosciences of California *(A)	193,000	261,515
Personalis *(A)	48,983	821,935
Praxis Precision Medicines *	8,099	2,837,080
Prime Medicine *(A)	67,688	243,000
QIAGEN	68,339	2,958,395
Quest Diagnostics	1,004	241,261
REGENXBIO *(A)	32,997	313,472
Rocket Pharmaceuticals *(A)	73,432	273,167
Sarepta Therapeutics *	71,152	1,496,327
Standard BioTools *	217,660	143,373
Stoke Therapeutics *	33,250	1,037,400
Twist Bioscience *	41,939	5,829,521
Ultragenyx Pharmaceutical *	66,453	1,675,280
Veracyte *	55,532	2,398,427
Vertex Pharmaceuticals *	6,242	3,398,894
Vir Biotechnology *	82,265	899,979
WaVe Life Sciences *	110,608	541,979

TOTAL UNITED STATES		77,578,527
TOTAL COMMON STOCK (Cost $83,061,230)		91,920,393

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 4.8%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,043,443 (collateralized by various U.S. Treasury Obligations, ranging in par value $67 - $104,200, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $1,060,622)	$1,043,335	$1,043,335
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $980,835 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $612 - $188,336, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $996,470)	980,735	980,735
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $267,752 (collateralized by a U.S. Treasury Obligation, with a par value $283,714, 4.875%, due 08/15/2045, with a total market value of $272,478)	267,725	267,725
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $186,479 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $2,461 - $47,632, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $189,152)	186,460	186,460

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $980,835 (collateralized by various U.S. Government Obligations, ranging in par value $1,191 - $122,668, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $995,888)	$980,735	$980,735
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $980,835 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $53 - $84,454, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $994,761)	980,735	980,735
TOTAL REPURCHASE AGREEMENTS (Cost $4,439,725)		4,439,725
TOTAL INVESTMENTS — 104.9% (Cost $87,500,955)		$96,360,118

Percentages are based on Net Assets of $91,900,473.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $13,720,196.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $4,439,725. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $9,473,100.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,790,694	$1,129,699	$—	$91,920,393
Repurchase Agreements	—	4,439,725	—	4,439,725
Total Investments in Securities	$90,790,694	$5,569,424	$—	$96,360,118

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 3.5%
Information Technology — 3.5%
Shopify, Cl A *	90,225	$13,296,458

CHINA — 1.4%
Consumer Discretionary — 0.2%
Alibaba Group Holding ADR	7,391	842,722

Information Technology — 1.2%
Kingsoft Cloud Holdings ADR *(A)	53,194	544,707
VNET Group ADR, Cl A *	642,109	3,891,180
		4,435,887
TOTAL CHINA		5,278,609
ISRAEL — 2.9%
Information Technology — 2.9%
Wix.com *	126,659	11,177,657

JAPAN — 0.2%
Information Technology — 0.2%
Oracle Japan	14,886	878,180

UNITED STATES — 92.0%
Communication Services — 1.7%
Alphabet, Cl A	14,222	4,826,236
PubMatic, Cl A *	88,433	1,470,641
		6,296,877
Consumer Discretionary — 1.4%
Amazon.com *	20,649	5,363,991

Industrials — 5.4%
Paycom Software	86,219	20,614,963

Information Technology — 80.9%
Akamai Technologies *	106,128	11,527,623
Box, Cl A *	318,637	11,400,832
C3.ai, Cl A *	325,758	3,524,702

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cloudflare, Cl A *	53,307	$16,264,499
Datadog, Cl A *	82,654	19,592,304
DigitalOcean Holdings *	113,306	12,541,841
Dropbox, Cl A *	375,745	13,222,467
Fastly, Cl A *	359,871	8,201,460
Five9 *	176,229	6,090,474
Freshworks, Cl A *	560,254	7,798,736
HubSpot *	49,273	12,877,991
International Business Machines	3,550	830,238
Microsoft	13,384	6,789,569
Oracle	8,846	1,319,115
Procore Technologies *	193,190	12,116,877
Qualys *	82,118	15,285,444
Salesforce	61,935	15,950,740
ServiceNow *	123,737	18,311,839
Sinch *	1,772,109	8,606,526
Snowflake, Cl A *	80,058	26,533,623
SPS Commerce *	84,944	7,254,218
Twilio, Cl A *	73,841	17,399,155
Workday, Cl A *	89,268	17,625,967
Workiva, Cl A *	121,367	9,709,360
Yext *	283,888	1,921,922
Zoom Communications, Cl A *	112,511	10,877,563
Zscaler *	83,629	15,754,449
		309,329,534
Real Estate — 2.6%
Digital Realty Trust ‡	54,390	10,094,240

TOTAL UNITED STATES		351,699,605
TOTAL COMMON STOCK (Cost $410,720,824)		382,330,509

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.600% (Cost $526,603)	526,603	$526,603
TOTAL INVESTMENTS — 100.1% (Cost $411,247,427)		$382,857,112

Percentages are based on Net Assets of $382,466,336.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $490,220.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $526,603. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
ISRAEL — 5.1%
Information Technology — 5.1%
Check Point Software Technologies *	427,335	$59,361,105
Radware *	980,886	28,327,987

TOTAL ISRAEL		87,689,092
JAPAN — 4.5%
Information Technology — 4.5%
Amiya (A)	170,312	4,847,165
Digital Arts	321,371	9,247,001
FFRI Security (A)	186,496	6,574,862
Hennge (A)	526,165	5,742,857
Trend Micro (A)	1,375,096	51,638,753

TOTAL JAPAN		78,050,638
SOUTH KOREA — 0.6%
Information Technology — 0.6%
Ahnlab	253,180	10,933,025

TAIWAN — 0.5%
Information Technology — 0.5%
Gorilla Technology Group *(A)	629,301	9,464,687

UNITED KINGDOM — 1.0%
Information Technology — 1.0%
Arqit Quantum *(A)	223,152	4,436,262
NCC Group PLC (A)	6,396,696	12,575,361

TOTAL UNITED KINGDOM		17,011,623
UNITED STATES — 88.3%
Information Technology — 88.3%
A10 Networks (A)	1,630,711	41,403,752
Akamai Technologies *	622,247	67,588,469
CommVault Systems *	486,360	66,884,227
Crowdstrike Holdings, Cl A *	575,209	132,873,279
Fortinet *	760,416	129,977,907
Gen Digital (A)	2,491,051	77,222,581
Netskope, Cl A *	4,824,274	73,859,635

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	870,558	$150,641,356
OneSpan	852,455	14,082,557
Palo Alto Networks *	357,425	136,582,815
Qualys *	553,249	102,981,769
Rapid7 *	1,519,158	20,447,867
Rubrik, Cl A *	904,049	84,112,719
SailPoint *(A)	4,207,463	86,505,439
SentinelOne, Cl A *	3,393,354	74,993,124
Telos *	1,783,293	8,595,472
Tenable Holdings *	2,301,663	87,808,444
Varonis Systems, Cl B *	1,826,977	79,966,783
Zscaler *	490,473	92,397,756

TOTAL UNITED STATES		1,528,925,951
TOTAL COMMON STOCK (Cost $1,385,742,053)		1,732,075,016

	Face Amount
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bills 3.747%, 10/15/2026(B)	$20,000,000	19,909,155
TOTAL U.S. TREASURY OBLIGATION (Cost $19,913,317)		19,909,155

REPURCHASE AGREEMENTS(C) — 3.1%
Bank of America Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $7,936,422 (collateralized by various U.S. Government Obligations, ranging in par value $2,921 - $1,743,592, 2.000% - 7.000%, 12/01/2027 - 07/20/2076, with a total market value of $8,059,093)	7,935,613	7,935,613

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $12,638,878 (collateralized by various U.S. Treasury Obligations, ranging in par value $813 - $1,262,140, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $12,846,968)	$12,637,572	$12,637,572
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $11,880,529 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $7,419 - $2,281,256, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $12,069,911)	11,879,318	11,879,318
Deutsche Bank Securities, Inc. 3.600%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,228,227 (collateralized by various U.S. Treasury Obligations, ranging in par value $134,168 - $1,928,983, 3.500% - 4.500%, 08/31/2028 - 11/15/2054, with a total market value of $3,250,171)	3,227,904	3,227,904
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $6,217,813 (collateralized by various U.S. Government Obligations, ranging in par value $7,550 - $777,632, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $6,313,239)	6,217,179	6,217,179

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $11,880,529 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $646 - $1,022,960, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $12,049,211)	$11,879,318	$11,879,318
TOTAL REPURCHASE AGREEMENTS (Cost $53,776,904)		53,776,904
TOTAL INVESTMENTS — 104.2% (Cost $1,459,432,274)		$1,805,761,075

Percentages are based on Net Assets of $1,732,255,738.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $63,259,624.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $53,776,904. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $11,180,139.

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
NASDAQ 100 Index E-Mini	1	Sep-2026	$617,472	$590,260	$(27,212)

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,719,499,655	$12,575,361	$—	$1,732,075,016
U.S. Treasury Obligation	—	19,909,155	—	19,909,155
Repurchase Agreements	—	53,776,904	—	53,776,904
Total Investments in Securities	$1,719,499,655	$86,261,420	$—	$1,805,761,075

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(27,212)	$—	$—	$(27,212)
Total Other Financial Instruments	$(27,212)	$—	$—	$(27,212)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
International Equity — 79.9%
Global X Cybersecurity ETF (A)(B)(C)	30,849	$1,349,335
Global X Hydrogen ETF (B)(D)	28,991	1,246,639
Global X Internet of Things ETF (B)(E)	25,245	1,190,809
Global X Lithium & Battery Tech ETF (B)(C)(F)	16,971	1,296,075
		5,082,858
Domestic Equity — 20.1%
Global X Artificial Intelligence & Technology ETF (B)(C)(G)	19,948	1,282,657
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,548,866)		6,365,515

	Face Amount
REPURCHASE AGREEMENTS(H) — 25.5%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $382,190 (collateralized by various U.S. Treasury Obligations, ranging in par value $25 - $38,166, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $388,483)	$382,151	382,151
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $359,259 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $224 - $68,984, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $364,985)	359,222	359,222
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $98,188 (collateralized by a U.S. Treasury Obligation, with a par value $104,041, 4.875%, due 08/15/2045, with a total market value of $99,921)	98,178	98,178

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $68,190 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $900 - $17,417, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $69,167)	$68,183	$68,183
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $359,259 (collateralized by various U.S. Government Obligations, ranging in par value $436 - $44,931, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $364,772)	359,222	359,222
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $359,259 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $20 - $30,934, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $364,359)	359,222	359,222
TOTAL REPURCHASE AGREEMENTS (Cost $1,626,178)		1,626,178
TOTAL INVESTMENTS — 125.5% (Cost $7,175,044)		$7,991,693

Percentages are based on Net Assets of $6,366,494.

(A)	For financial information on the Global X Cybersecurity ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $1,594,061.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

(D)	For financial information on the Global X Hydrogen ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Internet of Things ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X Lithium & Battery Tech ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $1,626,178. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,365,515	$—	$—	$6,365,515
Repurchase Agreements	—	1,626,178	—	1,626,178
Total Investments in Securities	$6,365,515	$1,626,178	$—	$7,991,693

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Global X Cybersecurity ETF
$—	$1,278,429	$(6,269)	$77,179	$(4)	$1,349,335	$—	$—
Global X E-commerce ETF
1,953,138	—	(1,750,742)	(247,205)	44,809	—	3,772	—
Global X Hydrogen ETF
1,694,598	2,352,356	(3,020,003)	217,148	2,540	1,246,639	48,887	—
Global X Lithium & Battery Tech ETF
2,047,727	939,601	(1,987,464)	104,768	191,443	1,296,075	11,845	—
Global X Autonomous & Electric Vehicles ETF
—	1,776,096	(1,532,195)	—	(243,901)	—	3,133	—
Global X Data Center & Digital Infrastructure ETF
—	3,264,394	(3,642,415)	—	378,021	—	—	—
Global X Defense Tech ETF
—	1,569,171	(1,444,335)	—	(124,836)	—	—	—
Global X Internet of Things ETF
—	1,231,841	(7,109)	(33,919)	(4)	1,190,809	—	—
Global X Social Media ETF
—	1,692,715	(1,381,103)	—	(311,612)	—	—	—
Global X Artificial Intelligence & Technology ETF
1,899,554	515,698	(1,517,393)	57,223	327,575	1,282,657	1,578	—
Global X Blockchain ETF
1,551,635	2,358,947	(3,237,522)	415,520	(1,088,580)	—	21,353	—
Global X Millennial Consumer ETF
—	1,660,866	(1,505,616)	—	(155,250)	—	—	—
Totals:
$9,146,652	$18,640,114	$(21,032,166)	$590,714	$(979,799)	$6,365,515	$90,568	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 18.0%
Communication Services — 18.0%
Bilibili ADR *(A)	156,561	$2,530,026
China Ruyi Holdings *(A)	8,876,300	1,522,920
HUYA ADR	78,487	167,962
Kingsoft	712,800	2,260,432
NetDragon Websoft Holdings (A)	194,000	206,762
NetEase ADR	28,696	3,494,599
Tanwan *(A)	139,500	185,779
XD *(A)	214,300	1,171,648

TOTAL CHINA		11,540,128
FRANCE — 2.2%
Communication Services — 2.2%
Ubisoft Entertainment *(A)	73,149	429,438
Vivendi	507,837	951,516

TOTAL FRANCE		1,380,954
JAPAN — 37.2%
Communication Services — 34.2%
Capcom	134,094	3,585,469
DeNA	37,734	607,614
GungHo Online Entertainment	26,760	447,410
Koei Tecmo Holdings (A)	76,282	815,149
Konami Group	32,369	4,480,521
Nexon (A)	199,509	3,960,322
Nintendo	83,706	4,740,518
Square Enix Holdings	179,898	3,328,837
		21,965,840
Consumer Discretionary — 3.0%
Sega Sammy Holdings	99,118	1,925,320

TOTAL JAPAN		23,891,160
POLAND — 4.5%
Communication Services — 4.5%
CD Projekt *	46,169	2,902,862

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.8%
Communication Services — 11.3%
Gravity ADR	4,963	$365,277
Kakao Games *	35,528	228,702
Krafton	17,394	2,885,020
NC	14,504	2,379,182
Netmarble	16,777	462,146
Nexon Games *	33,286	269,479
Pearl Abyss *	22,528	520,155
Wemade	16,763	184,949
		7,294,910
Consumer Discretionary — 0.5%
DoubleUGames	7,237	309,341

TOTAL SOUTH KOREA		7,604,251
SWEDEN — 3.4%
Communication Services — 3.4%
Embracer Group, Cl B *	104,523	781,124
Modern Times Group MTG, Cl B *	69,841	965,067
Paradox Interactive	28,778	433,070

TOTAL SWEDEN		2,179,261
TAIWAN — 4.8%
Communication Services — 4.8%
International Games System	133,200	3,065,254

UNITED STATES — 18.0%
Communication Services — 10.3%
Playtika Holding	59,755	135,644
ROBLOX, Cl A *	72,697	3,001,659
Take-Two Interactive Software *	15,914	3,496,306
		6,633,609
Information Technology — 7.7%
Corsair Gaming *	35,229	428,033
Immersion	28,366	215,014
Turtle Beach *	14,474	185,412

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Unity Software *	97,202	$4,092,204
		4,920,663
TOTAL UNITED STATES		11,554,272
TOTAL COMMON STOCK (Cost $77,315,203)		64,118,142

	Face Amount
REPURCHASE AGREEMENTS(B) — 14.5%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,185,603 (collateralized by various U.S. Treasury Obligations, ranging in par value $141 - $218,258, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $2,221,587)	$2,185,377	2,185,377
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,054,463 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,283 - $394,491, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $2,087,213)	2,054,254	2,054,254
Deutsche Bank Securities, Inc. 3.600%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $558,535 (collateralized by various U.S. Treasury Obligations, ranging in par value $23,213 - $333,745, 3.500% - 4.500%, 08/31/2028 - 11/15/2054, with a total market value of $562,332)	558,479	558,479

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $392,901 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $5,186 - $100,357, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $398,532)	$392,861	$392,861
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,054,463 (collateralized by various U.S. Government Obligations, ranging in par value $2,495 - $256,942, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $2,085,994)	2,054,254	2,054,254
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,054,463 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $112 - $176,897, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $2,083,633)	2,054,254	2,054,254
TOTAL REPURCHASE AGREEMENTS (Cost $9,299,479)		9,299,479
TOTAL INVESTMENTS — 114.4% (Cost $86,614,682)		$73,417,621

Percentages are based on Net Assets of $64,167,522.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Video Games & Esports ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $8,697,803.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $9,299,479. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $158,510.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,118,142	$—	$—	$64,118,142
Repurchase Agreements	—	9,299,479	—	9,299,479
Total Investments in Securities	$64,118,142	$9,299,479	$—	$73,417,621

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 6.0%
Health Care — 6.0%
4DMedical *	160,902	$394,362
Pro Medicus	11,363	1,460,827

TOTAL AUSTRALIA		1,855,189
CHINA — 2.0%
Consumer Staples — 2.0%
Alibaba Health Information Technology	1,616,400	637,133

DENMARK — 3.2%
Health Care — 3.2%
Demant *(A)	21,900	982,136

NETHERLANDS — 3.6%
Health Care — 3.6%
Koninklijke Philips	42,451	1,129,719

SOUTH KOREA — 0.4%
Health Care — 0.4%
Seers *	7,817	120,802

SWEDEN — 0.6%
Health Care — 0.6%
Xvivo Perfusion *	6,940	190,926

UNITED STATES — 84.1%
Financials — 5.4%
Oscar Health, Cl A *	56,660	1,697,534

Health Care — 78.7%
Alignment Healthcare *	48,414	648,748
Astrana Health *	9,894	377,060
Butterfly Network, Cl A *	51,655	407,558
Clover Health Investments, Cl A *	95,445	396,097
Dexcom *	18,201	1,657,383
Doximity, Cl A *	32,814	876,462

Schedule of Investments	August 31, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	18,295	$1,303,153
HeartFlow *	17,608	887,267
Hims & Hers Health *	40,734	1,204,912
Hinge Health, Cl A *	8,627	798,515
Inspire Medical Systems *	6,725	423,608
Insulet *	6,379	948,302
Intuitive Surgical *	2,440	919,538
IQVIA Holdings *	7,078	1,848,703
IRhythm Holdings *	8,411	1,000,404
Kestra Medical Technologies *	6,796	174,997
LifeStance Health Group *	43,905	542,666
Novocure *	21,130	372,944
Nurix Therapeutics *	25,126	647,748
Omnicell *	9,841	346,010
Privia Health Group *	29,393	602,263
Procept BioRobotics *	14,504	307,485
Recursion Pharmaceuticals, Cl A *(A)	133,718	454,641
ResMed	5,455	1,309,745
Schrodinger *	16,208	316,056
Tandem Diabetes Care *	18,886	415,681
Teladoc Health *	42,336	268,410
Tempus AI, Cl A *	20,300	1,279,915
TransMedics Group *	9,942	843,777
Veeva Systems, Cl A *	6,517	1,861,842
Waystar Holding *	42,932	1,123,960
		24,565,850
TOTAL UNITED STATES		26,263,384
TOTAL COMMON STOCK (Cost $41,724,652)		31,179,289

Schedule of Investments	August 31, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 2.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.600% (Cost $881,250)	881,250	$881,250
TOTAL INVESTMENTS — 102.7% (Cost $42,605,902)		$32,060,539

Percentages are based on Net Assets of $31,219,751.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $851,095.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $881,250. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2026.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 1.4%
Industrials — 0.6%
Ballard Power Systems *	68,083	$157,272

Information Technology — 0.8%
Canadian Solar *(A)	15,162	186,947

TOTAL CANADA		344,219
CHINA — 15.6%
Industrials — 11.5%
Beijing Sinohytec, Cl H *	25,050	39,400
China Everbright Environment Group	1,390,500	893,086
Contemporary Amperex Technology, Cl H (A)	19,900	1,521,826
Dongfang Electric, Cl H	92,300	244,664
Goldwind Science & Technology, Cl H	175,200	212,985
		2,911,961
Information Technology — 4.1%
Daqo New Energy ADR *(A)	15,181	195,683
Flat Glass Group, Cl H (A)	100,400	83,887
JinkoSolar Holding ADR (A)	11,693	147,098
Xinyi Solar Holdings (A)	2,070,900	595,701
		1,022,369
TOTAL CHINA		3,934,330
DENMARK — 8.3%
Industrials — 8.3%
Vestas Wind Systems	62,898	2,089,661

GERMANY — 6.2%
Industrials — 6.2%
Nordex *	23,008	1,008,645
SMA Solar Technology *	7,872	542,247

TOTAL GERMANY		1,550,892
SOUTH KOREA — 12.9%
Industrials — 3.3%
CS Wind	9,546	341,078

Schedule of Investments	August 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	14,826	$489,109
		830,187
Information Technology — 9.6%
Samsung SDI *	5,734	2,417,447

TOTAL SOUTH KOREA		3,247,634
SWEDEN — 5.5%
Industrials — 5.5%
Nibe Industrier, Cl B	313,316	1,396,850

SWITZERLAND — 1.5%
Information Technology — 1.5%
Landis+Gyr Group	6,566	377,487

TAIWAN — 7.0%
Industrials — 2.3%
Chung-Hsin Electric & Machinery Manufacturing	114,000	589,370

Information Technology — 4.7%
Dynapack International Technology	35,300	430,094
Simplo Technology	41,864	533,165
United Renewable Energy *	369,000	211,708
		1,174,967
TOTAL TAIWAN		1,764,337
UNITED KINGDOM — 4.4%
Industrials — 0.9%
Ceres Power Holdings PLC *	44,099	234,853

Materials — 3.5%
Johnson Matthey PLC	28,620	883,159

TOTAL UNITED KINGDOM		1,118,012

Schedule of Investments	August 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 36.7%
Consumer Discretionary — 2.9%
QuantumScape, Cl A *	130,237	$728,025

Industrials — 21.8%
Ameresco, Cl A *(A)	7,878	174,261
Amprius Technologies *	31,019	306,468
Array Technologies *(A)	34,603	152,945
Bloom Energy, Cl A *(A)	9,855	2,033,087
Enovix *(A)	49,176	166,215
Eos Energy Enterprises *(A)	76,843	247,435
Fluence Energy, Cl A *	29,982	324,105
Microvast Holdings *	74,013	53,141
Nextpower, Cl A *	13,365	1,096,331
Plug Power *(A)	315,571	681,633
Shoals Technologies Group, Cl A *	37,908	262,323
		5,497,944
Information Technology — 12.0%
Enphase Energy *	27,270	993,174
First Solar *	7,840	1,582,896
SolarEdge Technologies *(A)	13,666	440,045
		3,016,115
TOTAL UNITED STATES		9,242,084
TOTAL COMMON STOCK (Cost $49,074,659)		25,065,506

	Face Amount
REPURCHASE AGREEMENTS(B) — 10.6%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $629,081 (collateralized by various U.S. Treasury Obligations, ranging in par value $40 - $62,821, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $639,438)	$629,016	629,016

Schedule of Investments	August 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $591,335 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $369 - $113,546, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $600,762)	$591,275	$591,275
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $161,681 (collateralized by a U.S. Treasury Obligation, with a par value $171,320, 4.875%, due 08/15/2045, with a total market value of $164,535)	161,665	161,665
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $112,170 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,481 - $28,651, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $113,778)	112,159	112,159
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $591,335 (collateralized by various U.S. Government Obligations, ranging in par value $718 - $73,956, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $600,411)	591,275	591,275

Schedule of Investments	August 31, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $591,335 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $32 - $50,916, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $599,731)	$591,275	$591,275
TOTAL REPURCHASE AGREEMENTS (Cost $2,676,665)		2,676,665
TOTAL INVESTMENTS — 110.1% (Cost $51,751,324)		$27,742,171

Percentages are based on Net Assets of $25,207,323.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $5,102,920.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $2,676,665. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $2,571,813.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,947,494	$1,118,012	$—	$25,065,506
Repurchase Agreements	—	2,676,665	—	2,676,665
Total Investments in Securities	$23,947,494	$3,794,677	$—	$27,742,171

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 4.6%
Information Technology — 4.6%
NEXTDC *	10,056,361	$99,527,258

CHINA — 9.1%
Communication Services — 2.2%
China Tower, Cl H	41,488,150	48,266,035

Information Technology — 6.9%
GDS Holdings ADR *(A)	2,911,293	92,724,682
Vnet Group ADR, Cl A *(A)	9,018,833	54,654,128
		147,378,810
TOTAL CHINA		195,644,845
HONG KONG — 0.6%
Information Technology — 0.6%
SUNeVision Holdings (A)	19,856,200	12,423,898

SINGAPORE — 4.4%
Real Estate — 4.4%
Keppel DC REIT ‡	54,290,168	93,901,780

SOUTH KOREA — 1.7%
Information Technology — 1.7%
SK Hynix	30,833	37,713,314

TAIWAN — 2.0%
Information Technology — 2.0%
Taiwan Semiconductor Manufacturing	571,900	43,358,537

UNITED STATES — 77.3%
Communication Services — 3.6%
Uniti Group *	7,629,882	75,688,429

Information Technology — 22.7%
Advanced Micro Devices *	81,683	38,449,822
Applied Digital *	3,348,545	85,086,528

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	109,552	$40,571,488
Hewlett Packard Enterprise	911,690	47,626,685
Intel *	419,529	37,552,041
Marvell Technology	209,437	44,329,435
Microchip Technology	500,835	36,786,331
Micron Technology	47,757	45,786,069
NVIDIA	203,268	44,877,509
Super Micro Computer *	1,606,664	59,896,434
Whitefiber *(A)	319,735	6,049,386
		487,011,728
Real Estate — 51.0%
American Tower ‡	1,537,210	270,087,797
Crown Castle ‡	2,446,364	186,266,155
Digital Realty Trust ‡	1,472,294	273,243,044
Equinix ‡	253,492	265,335,146
SBA Communications, Cl A ‡	519,612	98,549,612
		1,093,481,754
TOTAL UNITED STATES		1,656,181,911
TOTAL COMMON STOCK (Cost $2,162,743,778)		2,138,751,543

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.3%
Bank of America Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,131,633 (collateralized by various U.S. Government Obligations, ranging in par value $7,410 - $4,422,819, 2.000% - 7.000%, 12/01/2027 - 07/20/2076, with a total market value of $20,442,803)	$20,129,581	20,129,581

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $21,416,661 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,378 - $2,138,704, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $21,769,271)	$21,414,448	$21,414,448
Citigroup Global Markets, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4,183,869 (collateralized by a U.S. Treasury Obligation, with a par value $4,276,082, 4.125%, due 03/31/2032, with a total market value of $4,193,383)	4,183,444	4,183,444
Daiwa Capital Markets America, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,284,998 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,713 - $572,918, 1.250% - 4.750%, 10/31/2026 - 02/15/2056, with a total market value of $1,296,679)	1,284,867	1,284,867
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,131,633 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $12,571 - $3,865,603, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $20,452,543)	20,129,581	20,129,581
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,854,202 (collateralized by various U.S. Government Obligations, ranging in par value $4,680 - $482,027, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $3,913,353)	3,853,809	3,853,809

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,131,633 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,095 - $1,733,412, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $20,417,465)	$20,129,581	$20,129,581
TOTAL REPURCHASE AGREEMENTS (Cost $91,125,311)		91,125,311
TOTAL INVESTMENTS — 104.0% (Cost $2,253,869,089)		$2,229,876,854

Percentages are based on Net Assets of $2,143,516,697.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $88,419,704.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $91,125,311. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $4,825,499.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,138,751,543	$—	$—	$2,138,751,543
Repurchase Agreements	—	91,125,311	—	91,125,311
Total Investments in Securities	$2,138,751,543	$91,125,311	$—	$2,229,876,854

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 1.2%
Utilities — 1.2%
Cia de Saneamento de Minas Gerais Copasa MG	23,985	$255,646

CHINA — 6.2%
Industrials — 1.4%
Beijing Originwater Technology, Cl A	234,400	121,422
Chengdu Xingrong Environment, Cl A	156,600	171,332
		292,754
Materials — 0.4%
Vontron Technology, Cl A	52,600	91,608

Utilities — 4.4%
Beijing Capital Eco-Environment Protection Group, Cl A	932,000	385,674
Beijing Enterprises Water Group	497,440	105,969
Chongqing Water Group, Cl A	107,300	65,965
Guangdong Investment	345,000	389,480
		947,088
TOTAL CHINA		1,331,450
JAPAN — 4.5%
Industrials — 4.5%
Kurita Water Industries	12,574	636,593
Nomura Micro Science	3,384	74,802
Organo	3,183	259,013

TOTAL JAPAN		970,408
SAUDI ARABIA — 0.5%
Utilities — 0.5%
AlKhorayef Water & Power Technologies	2,374	62,091
Miahona	15,441	46,883

TOTAL SAUDI ARABIA		108,974

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.2%
Materials — 1.2%
Keppel Infrastructure Trust	624,718	$255,398

SOUTH KOREA — 2.2%
Consumer Discretionary — 2.2%
Coway	6,640	470,127

UNITED KINGDOM — 11.6%
Utilities — 11.6%
Severn Trent PLC	23,922	1,020,359
United Utilities Group PLC	75,420	1,463,265

TOTAL UNITED KINGDOM		2,483,624
UNITED STATES — 72.5%
Consumer Staples — 3.3%
Primo Brands, Cl A	31,026	708,013

Industrials — 46.2%
A O Smith	12,997	768,513
Advanced Drainage Systems	6,116	830,125
Core & Main, Cl A *	17,974	772,163
Energy Recovery *	6,514	50,223
Ferguson Enterprises	7,166	1,608,839
Franklin Electric	4,844	484,836
Mueller Water Products, Cl A	19,554	472,034
NWPX Infrastructure *	1,183	130,035
Pentair PLC	18,475	1,116,998
Watts Water Technologies, Cl A	3,183	1,164,182
Xylem	14,621	1,609,918
Zurn Elkay Water Solutions	18,741	895,820
		9,903,686
Information Technology — 2.4%
Badger Meter	3,727	504,897

Utilities — 20.6%
American States Water	4,876	435,378
American Water Works	14,029	1,939,229

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Cadiz *	14,266	$56,636
California Water Service Group	7,518	375,675
Consolidated Water	1,890	56,265
Essential Utilities	26,320	1,083,594
H2O America	4,195	265,837
Middlesex Water	2,223	128,934
York Water	2,091	71,261
		4,412,809
TOTAL UNITED STATES		15,529,405
TOTAL COMMON STOCK (Cost $23,639,603)		21,405,032
TOTAL INVESTMENTS — 99.9% (Cost $23,639,603)		$21,405,032

Percentages are based on Net Assets of $21,416,732.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,921,408	$2,483,624	$—	$21,405,032
Total Investments in Securities	$18,921,408	$2,483,624	$—	$21,405,032

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.0%
Materials — 3.0%
Nufarm *	129,753	$294,771

CANADA — 12.6%
Consumer Staples — 0.5%
Maple Leaf Foods	2,790	53,453

Materials — 12.1%
Nutrien	15,669	1,183,480

TOTAL CANADA		1,236,933
CHINA — 11.1%
Consumer Staples — 11.1%
Cheng De Lolo, Cl A	200,880	245,792
Hebei Yangyuan Zhihui Beverage, Cl A	60,700	387,078
V V Food & Beverage, Cl A	55,200	26,376
Yuan Longping High-tech Agriculture, Cl A	317,000	427,511

TOTAL CHINA		1,086,757
GERMANY — 4.9%
Health Care — 4.9%
Bayer	8,522	485,455

INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	279,000	24,412

JAPAN — 11.4%
Industrials — 11.4%
Kubota	60,692	1,114,495

MALAYSIA — 0.2%
Consumer Staples — 0.2%
Farm Fresh	47,900	24,271

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.5%
Consumer Staples — 1.5%
Sigma Foods, Cl A	135,100	$148,015

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	244,305	26,684

SAUDI ARABIA — 0.3%
Consumer Staples — 0.3%
Saudia Dairy & Foodstuff (A)	541	29,337

SOUTH KOREA — 0.1%
Consumer Staples — 0.1%
WooDeumGeeFarm *	8,352	14,524

SWEDEN — 1.6%
Consumer Staples — 1.6%
Oatly Group ADR *	10,978	158,632

SWITZERLAND — 0.4%
Consumer Staples — 0.4%
Bell Food Group	122	34,956

THAILAND — 0.0%
Consumer Staples — 0.0%
NR Instant Produce NVDR	565,000	4,089

UNITED STATES — 52.1%
Consumer Discretionary — 0.3%
GrowGeneration *	17,411	28,032

Consumer Staples — 7.6%
Archer-Daniels-Midland	4,649	377,917
Beyond Meat *(A)	6,047	80,425
Hain Celestial Group *	36,036	26,861

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sprouts Farmers Market *	3,190	$261,708
		746,911
Health Care — 0.4%
Cibus, Cl A *(A)	21,399	34,667

Industrials — 28.6%
AGCO	3,681	435,499
CNH Industrial	39,978	472,940
Deere	1,996	1,307,200
Lindsay	3,746	430,453
Titan Machinery *	7,690	158,183
		2,804,275
Materials — 15.2%
Corteva	13,639	1,154,268
FMC	29,426	339,282
		1,493,550
TOTAL UNITED STATES		5,107,435
TOTAL COMMON STOCK (Cost $8,949,936)		9,790,766

	Face Amount
U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bills
3.747%, 10/15/2026(B)	$300,000	298,637
TOTAL U.S. TREASURY OBLIGATION (Cost $298,700)		298,637

REPURCHASE AGREEMENTS(C) — 1.3%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $118,012 (collateralized by various U.S. Treasury Obligations, ranging in par value $8 - $11,785, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $119,955)	118,000	118,000

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $8,210 (collateralized by a U.S. Treasury Obligation, with a par value $8,699, 4.875%, due 08/15/2045, with a total market value of $8,355)	$8,209	$8,209
TOTAL REPURCHASE AGREEMENTS (Cost $126,209)		126,209
TOTAL INVESTMENTS — 104.1% (Cost $9,374,845)		$10,215,612

Percentages are based on Net Assets of $9,810,861.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $118,104.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $126,209. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,739,811	$50,955	$—	$9,790,766
U.S. Treasury Obligation	—	298,637	—	298,637
Repurchase Agreements	—	126,209	—	126,209
Total Investments in Securities	$9,739,811	$475,801	$—	$10,215,612

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 9.2%
Information Technology — 9.2%
IREN *(A)	690,628	$25,632,658

CANADA — 3.8%
Information Technology — 3.8%
Hive Digital Technologies *(A)	1,081,430	3,011,123
Keel Infrastructure *	2,139,499	6,697,991
Neptune Digital Assets *	1,949,490	900,003

TOTAL CANADA		10,609,117
CAYMAN ISLANDS — 3.0%
Financials — 3.0%
Bullish *(A)	241,816	8,228,999

CHINA — 2.6%
Financials — 1.5%
Chaince Digital Holdings *(A)	243,423	727,835
OSL Group *(A)	2,348,200	3,510,633
		4,238,468
Information Technology — 1.1%
Canaan ADR *(A)	6,145,899	2,242,638
Cango, Cl A *	343,538	821,056
		3,063,694
TOTAL CHINA		7,302,162
GERMANY — 0.4%
Financials — 0.4%
Bitcoin Group	30,599	948,310

HONG KONG — 0.3%
Information Technology — 0.3%
Bitfire Group Holdings *	3,319,900	853,342

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 2.9%
Financials — 2.9%
Etoro Group, Cl A *	254,292	$8,132,258

UNITED STATES — 77.8%
Financials — 19.7%
Bakkt, Cl A *(A)	134,915	1,034,798
Coinbase Global, Cl A *	205,859	38,726,195
Galaxy Digital, Cl A *	554,263	13,634,870
Gemini Space Station, Cl A *(A)	288,033	1,296,148
		54,692,011
Information Technology — 58.1%
American Bitcoin, Cl A *	67,059	541,166
Applied Digital *	425,155	10,803,189
Bit Digital *	2,017,578	2,885,137
Bitdeer Technologies Group, Cl A *(A)	780,923	8,473,015
BitFuFu, Cl A *	538,394	716,064
BitMine Immersion Technologies (A)	1,128,918	28,584,204
BTCS	583,141	793,072
Cipher Digital *(A)	521,731	8,086,830
Circle Internet Group, Cl A *	370,930	35,442,361
Cleanspark *(A)	846,294	9,833,936
Core Scientific *(A)	562,015	9,160,844
Exodus Movement, Cl A *	131,163	996,839
Hut 8 *	152,188	11,969,312
MARA Holdings *(A)	1,028,714	11,079,250
Riot Platforms *	577,346	10,966,687
Soluna Holdings *(A)	880,995	951,475
TeraWulf *(A)	659,399	9,976,707
		161,260,088
TOTAL UNITED STATES		215,952,099
TOTAL COMMON STOCK (Cost $328,001,791)		277,658,945

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 6.1%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,996,457 (collateralized by various U.S. Treasury Obligations, ranging in par value $257 - $399,093, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $4,062,256)	$3,996,044	$3,996,044
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,756,664 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $2,346 - $721,341, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $3,816,547)	3,756,281	3,756,281
Deutsche Bank Securities, Inc. 3.600%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,021,544 (collateralized by various U.S. Treasury Obligations, ranging in par value $42,456 - $610,410, 3.500% - 4.500%, 08/31/2028 - 11/15/2054, with a total market value of $1,028,488)	1,021,442	1,021,442
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $718,186 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $9,479 - $183,443, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $728,479)	718,113	718,113

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,756,664 (collateralized by various U.S. Government Obligations, ranging in par value $4,562 - $469,828, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $3,814,318)	$3,756,281	$3,756,281
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $3,756,664 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $204 - $323,463, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $3,810,001)	3,756,281	3,756,281
TOTAL REPURCHASE AGREEMENTS (Cost $17,004,442)		17,004,442
TOTAL INVESTMENTS — 106.1% (Cost $345,006,233)		$294,663,387

Percentages are based on Net Assets of $277,652,899.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $62,962,670.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $17,004,442. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $46,272,582.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Blockchain ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,658,945	$—	$—	$277,658,945
Repurchase Agreements	—	17,004,442	—	17,004,442
Total Investments in Securities	$277,658,945	$17,004,442	$—	$294,663,387

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.4%
CANADA — 3.5%
Industrials — 3.5%
Ballard Power Systems *	1,576,742	$3,642,274

CHINA — 4.9%
Industrials — 4.9%
Beijing Sinohytec, Cl H *	1,184,450	1,862,956
Jiangsu Guofu Hydrogen Energy Equipment, Cl H *(A)	2,009,150	2,225,896
Shanghai REFIRE Group, Cl H *	516,120	938,843

TOTAL CHINA		5,027,695
GERMANY — 6.8%
Industrials — 6.8%
SFC Energy *	287,304	7,025,078

JAPAN — 3.1%
Consumer Discretionary — 3.1%
Toyota Motor	160,354	3,169,024

NORWAY — 4.4%
Industrials — 4.4%
NEL *(A)	20,278,999	4,500,612

SINGAPORE — 0.6%
Materials — 0.6%
Nanofilm Technologies International (A)	853,700	630,904

SOUTH KOREA — 19.3%
Consumer Discretionary — 2.7%
Iljin Hysolus ltd *	347,488	2,775,131

Industrials — 12.6%
Bumhan Fuel Cell *	125,377	1,582,099
Doosan Fuel Cell *	335,562	11,070,162

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Prism *	132,404	$362,307
		13,014,568
Information Technology — 4.0%
MiCo *	73,642	1,041,190
Vina Tech *	68,581	3,111,851
		4,153,041
TOTAL SOUTH KOREA		19,942,740
SWEDEN — 2.8%
Industrials — 2.8%
PowerCell Sweden *(A)	1,373,558	2,882,081

UNITED KINGDOM — 17.8%
Industrials — 15.3%
Ceres Power Holdings PLC *	1,446,035	7,700,998
H-Power PLC *(A)	23,880,640	3,477,339
ITM Power PLC *(A)	3,259,510	4,657,895
		15,836,232
Materials — 2.5%
Johnson Matthey PLC	83,136	2,565,418

TOTAL UNITED KINGDOM		18,401,650
UNITED STATES — 36.2%
Industrials — 33.0%
Bloom Energy, Cl A *	68,456	14,122,473
Cummins	4,485	2,531,334
FuelCell Energy *(A)	331,644	5,714,226
Hyster-Yale	31,091	1,052,741
Plug Power *(A)	4,949,955	10,691,903
		34,112,677
Materials — 3.2%
Air Products & Chemicals	10,552	3,265,422

TOTAL UNITED STATES		37,378,099
TOTAL COMMON STOCK (Cost $109,656,658)		102,600,157

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 11.0%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,670,237 (collateralized by various U.S. Treasury Obligations, ranging in par value $172 - $266,654, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $2,714,200)	$2,669,961	$2,669,961
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,510,019 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,567 - $481,965, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $2,550,030)	2,509,763	2,509,763
Deutsche Bank Securities, Inc. 3.600%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $682,605 (collateralized by various U.S. Treasury Obligations, ranging in par value $28,370 - $407,881, 3.500% - 4.500%, 08/31/2028 - 11/15/2054, with a total market value of $687,245)	682,537	682,537
Natwest Markets Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $479,799 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $6,333 - $122,553, 0.500% - 6.322%, 05/15/2027 - 08/01/2055, with a total market value of $486,675)	479,750	479,750

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,510,019 (collateralized by various U.S. Government Obligations, ranging in par value $3,048 - $313,916, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $2,548,541)	$2,509,763	$2,509,763
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $2,510,019 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $137 - $216,122, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $2,545,656)	2,509,763	2,509,763
TOTAL REPURCHASE AGREEMENTS (Cost $11,361,537)		11,361,537
TOTAL INVESTMENTS — 110.4% (Cost $121,018,195)		$113,961,694

Percentages are based on Net Assets of $103,197,301.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $17,090,148.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $11,361,537. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $6,548,963.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Hydrogen ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,198,507	$18,401,650	$—	$102,600,157
Repurchase Agreements	—	11,361,537	—	11,361,537
Total Investments in Securities	$84,198,507	$29,763,187	$—	$113,961,694

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.5%
Industrials — 0.4%
Austal *	2,383,857	$7,072,746
DroneShield *(A)	9,298,906	11,762,078
Electro Optic Systems Holdings *(A)	1,688,311	11,881,505
		30,716,329
Information Technology — 0.1%
Elsight *	1,977,462	7,326,663

TOTAL AUSTRALIA		38,042,992
CANADA — 0.2%
Information Technology — 0.2%
Kraken Robotics *	3,170,837	11,848,038

FINLAND — 0.2%
Information Technology — 0.2%
Bittium (A)	311,977	13,444,785

FRANCE — 4.7%
Industrials — 4.7%
Dassault Aviation	182,798	60,261,677
Exail Technologies *(A)	94,300	13,626,661
Thales	952,325	269,586,473

TOTAL FRANCE		343,474,811
GERMANY — 5.3%
Industrials — 5.3%
Hensoldt (A)	646,925	64,400,930
Rheinmetall	226,793	292,632,730
TKMS KGaA *	263,088	26,862,553

TOTAL GERMANY		383,896,213
ISRAEL — 2.9%
Industrials — 2.9%
Aryt Industries (A)	658,693	3,456,339

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Elbit Systems	292,042	$205,342,716

TOTAL ISRAEL		208,799,055
ITALY — 3.5%
Industrials — 3.5%
Leonardo	4,263,116	256,119,737

NORWAY — 2.1%
Industrials — 2.1%
Kongsberg Gruppen	4,376,797	148,630,214

SOUTH KOREA — 6.2%
Industrials — 6.2%
Hanwha Aerospace	342,925	276,124,032
Hanwha Systems	787,165	42,101,767
Korea Aerospace Industries	698,919	66,899,305
LIG Defense & Aerospace	130,233	66,039,531

TOTAL SOUTH KOREA		451,164,635
SWEDEN — 3.6%
Industrials — 3.6%
Saab, Cl B	3,925,151	259,073,311

TURKEY — 0.7%
Industrials — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret (A)	5,903,417	47,255,720

UKRAINE — 0.5%
Industrials — 0.5%
CSG *(A)	1,628,546	34,296,928

UNITED KINGDOM — 6.2%
Industrials — 6.2%
Babcock International Group PLC	4,910,325	70,335,810
BAE Systems PLC	12,065,646	334,370,710
Chemring Group PLC	2,765,903	20,643,866

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
QinetiQ Group PLC	3,926,213	$27,015,105

TOTAL UNITED KINGDOM		452,365,491
UNITED STATES — 63.3%
Industrials — 51.8%
AeroVironment *	401,960	59,630,766
Amentum Holdings *	2,109,263	42,164,167
BlackSky Technology, Cl A *	327,822	7,572,688
BWX Technologies	966,325	147,161,634
General Dynamics	1,673,815	621,571,200
Huntington Ingalls Industries	415,747	121,065,526
Karman Holdings *	982,028	40,705,061
Kratos Defense & Security Solutions *	1,962,671	100,056,968
L3Harris Technologies	1,034,042	275,313,682
Leidos Holdings	1,324,402	185,694,404
Lockheed Martin	1,076,247	604,022,104
Mercury Systems *	627,928	54,836,952
Moog, Cl A	295,547	109,795,711
Northrop Grumman	1,034,151	558,131,295
Parsons *	1,118,790	54,417,946
Planet Labs PBC *	2,903,615	57,636,758
Red Cat Holdings *(A)	1,401,170	12,036,050
RTX	3,245,361	674,158,841
Voyager Technologies Inc, Cl A *	540,806	18,187,306
York Space Systems *(A)	1,110,571	10,095,090
		3,754,254,149
Information Technology — 11.5%
BigBear.ai Holdings *(A)	5,034,707	15,758,633
OSI Systems *	165,564	34,422,411
Palantir Technologies, Cl A *	4,195,353	781,929,892
		832,110,936
TOTAL UNITED STATES		4,586,365,085
TOTAL COMMON STOCK (Cost $6,886,354,286)		7,234,777,015

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.3%
Bank of America Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,923,016 (collateralized by various U.S. Government Obligations, ranging in par value $7,701 - $4,596,682, 2.000% - 7.000%, 12/01/2027 - 07/20/2076, with a total market value of $21,246,418)	$20,920,883	$20,920,883
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $22,258,559 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,432 - $2,222,777, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $22,625,030)	22,256,259	22,256,259
Citigroup Global Markets, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4,348,551 (collateralized by a U.S. Treasury Obligation, with a par value $4,444,394, 4.125%, due 03/31/2032, with a total market value of $4,358,439)	4,348,109	4,348,109
Daiwa Capital Markets America, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $1,335,512 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,781 - $595,440, 1.250% - 4.750%, 10/31/2026 - 02/15/2056, with a total market value of $1,347,652)	1,335,376	1,335,376
Daiwa Capital Markets America, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,923,016 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $13,065 - $4,017,562, 1.500% - 6.500%, 08/15/2027 - 08/01/2056, with a total market value of $21,256,541)	20,920,883	20,920,883

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $4,005,500 (collateralized by various U.S. Government Obligations, ranging in par value $4,864 - $500,949, 0.000% - 7.000%, 10/21/2026 - 04/15/2068, with a total market value of $4,066,974)	$4,005,092	$4,005,092
RBC Dominion Securities, Inc. 3.670%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $20,923,016 (collateralized by various U.S. Treasury Obligations and U.S. Government Obligations, ranging in par value $1,138 - $1,801,553, 0.000% - 7.500%, 09/10/2026 - 11/20/2065, with a total market value of $21,220,084)	20,920,883	20,920,883
TOTAL REPURCHASE AGREEMENTS (Cost $94,707,485)		94,707,485
TOTAL INVESTMENTS — 101.2% (Cost $6,981,061,771)		$7,329,484,500

Percentages are based on Net Assets of $7,239,792,318.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $123,101,030.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $94,707,485. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $33,684,708.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Defense Tech ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,782,411,524	$452,365,491	$—	$7,234,777,015
Repurchase Agreements	—	94,707,485	—	94,707,485
Total Investments in Securities	$6,782,411,524	$547,072,976	$—	$7,329,484,500

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 2.7%
Industrials — 1.2%
Aurizon Holdings	14,512	$38,064
Downer EDI	5,390	25,301
		63,365
Materials — 1.5%
BlueScope Steel	3,789	84,367

TOTAL AUSTRALIA		147,732
AUSTRIA — 1.2%
Industrials — 0.4%
Strabag	198	21,735

Materials — 0.8%
voestalpine	870	46,184

TOTAL AUSTRIA		67,919
BELGIUM — 0.6%
Industrials — 0.5%
Cenergy Holdings	527	14,080
Deme Group	56	11,357
		25,437
Materials — 0.1%
Viohalco	361	7,213

TOTAL BELGIUM		32,650
BRAZIL — 3.2%
Industrials — 2.3%
WEG	12,900	124,872

Materials — 0.9%
Gerdau ADR	10,638	49,041
TOTAL BRAZIL		173,913

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 8.3%
Industrials — 8.3%
AtkinsRealis Group	1,406	$85,194
Canadian National Railway	1,493	186,369
Canadian Pacific Kansas City	1,977	183,097

TOTAL CANADA		454,660
CHINA — 3.2%
Communication Services — 0.8%
China Tower, Cl H	39,540	46,000

Industrials — 1.6%
China Communications Services, Cl H	21,700	10,699
China Energy Engineering, Cl H	60,600	8,039
China Railway Group, Cl H	34,900	15,337
REPT BATTERO Energy, Cl H *	4,700	6,133
Sany Heavy Industry, Cl H	5,700	14,259
Sigenergy Technology, Cl H	499	21,642
Zoomlion Heavy Industry Science and Technology, Cl H	11,600	9,019
		85,128
Materials — 0.7%
Anhui Conch Cement, Cl H	10,207	22,043
Chuangxin Industries Holdings	4,200	9,055
Huaxin Building Materials Group, Cl H	2,400	4,485
		35,583
Utilities — 0.1%
Beijing Enterprises Water Group	34,000	7,243

TOTAL CHINA		173,954
DEMOCRATIC REPUBLIC OF THE CONGO — 0.4%
Communication Services — 0.4%
Helios Towers PLC	7,126	19,555

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.2%
Industrials — 1.2%
NKT *	464	$66,010

FINLAND — 0.4%
Materials — 0.4%
Outokumpu	3,361	22,019

FRANCE — 8.9%
Industrials — 5.8%
Eiffage	754	95,467
Nexans	364	58,984
Vinci	1,208	158,774
		313,225
Materials — 3.1%
Holcim	1,814	159,498
Vicat	149	11,164
		170,662
TOTAL FRANCE		483,887
GERMANY — 3.0%
Materials — 3.0%
Heidelberg Materials	842	161,137

GREECE — 0.5%
Industrials — 0.5%
GEK TERNA	511	27,684

INDIA — 19.8%
Communication Services — 0.8%
Indus Towers	10,517	42,960

Industrials — 6.5%
GE Vernova T&D India	1,073	50,112
KEI Industries	531	32,024
Larsen & Toubro	4,155	176,574
Polycab India	611	60,631

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rail Vikas Nigam	4,917	$10,848
Siemens Energy India	766	25,991
		356,180
Materials — 12.5%
Ambuja Cements	6,936	29,232
Dalmia Bharat	645	12,579
Hindalco Industries	12,174	129,879
Jindal Stainless	2,202	16,244
Jindal Steel	3,242	40,632
JK Cement	362	19,522
JSW Steel	7,589	104,266
Shree Cement	85	20,718
Steel Authority of India	12,518	25,646
Tata Steel	71,908	139,274
UltraTech Cement	994	119,575
Welspun	1,008	25,322
		682,889
TOTAL INDIA		1,082,029
ISRAEL — 0.6%
Industrials — 0.6%
Shapir Engineering and Industry	1,343	19,027
Shikun & Binui *	2,697	16,023

TOTAL ISRAEL		35,050
ITALY — 4.2%
Communication Services — 0.3%
Infrastrutture Wireless Italiane	2,287	16,431

Energy — 1.1%
Saipem	10,811	57,327

Industrials — 2.8%
Maire	1,220	17,686
Prysmian	981	136,972
		154,658
TOTAL ITALY		228,416

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 13.5%
Industrials — 6.5%
COMSYS Holdings	902	$30,856
EXEO Group	1,454	24,060
Fujikura	5,579	192,284
Hitachi Construction Machinery	869	31,208
INFRONEER Holdings	1,458	26,066
JGC Holdings	1,698	25,056
Penta-Ocean Construction	2,011	18,329
PowerX *	563	6,430
		354,289
Materials — 7.0%
JFE Holdings	4,712	54,498
Nippon Steel	38,167	160,082
Shin-Etsu Chemical	3,860	145,582
Yamato Kogyo	259	20,273
		380,435
TOTAL JAPAN		734,724
LUXEMBOURG — 3.5%
Materials — 3.5%
ArcelorMittal	2,589	192,774

MALAYSIA — 0.7%
Industrials — 0.7%
Gamuda	35,500	39,768

MEXICO — 2.8%
Materials — 2.8%
Cemex ADR	12,529	134,561
Ternium ADR	373	20,448

TOTAL MEXICO		155,009
NETHERLANDS — 1.8%
Industrials — 1.8%
Aalberts	793	40,383

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IMCD	507	$58,952

TOTAL NETHERLANDS		99,335
POLAND — 0.4%
Industrials — 0.4%
Budimex	111	21,146

SOUTH KOREA — 8.2%
Industrials — 5.3%
Doosan Enerbility *	2,317	139,670
Gaon Cable	48	7,365
Iljin Electric	221	11,497
KEPCO Engineering & Construction	160	13,608
LS Electric	653	99,005
Taihan Cable & Solution *	930	19,978
		291,123
Materials — 2.9%
Hyundai Steel	715	15,882
POSCO Holdings	578	142,959
		158,841
TOTAL SOUTH KOREA		449,964
SPAIN — 3.4%
Communication Services — 2.7%
Cellnex Telecom	4,769	146,691

Industrials — 0.5%
Sacyr	4,974	24,486

Utilities — 0.2%
Grenergy Renovables *	116	11,966

TOTAL SPAIN		183,143
SWEDEN — 1.1%
Materials — 1.1%
SSAB, Cl B	5,288	57,325

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 1.3%
Materials — 1.3%
Asia Cement	21,540	$23,460
TCC Group Holdings	59,183	45,523

TOTAL TAIWAN		68,983
TURKEY — 0.7%
Industrials — 0.3%
Enka Insaat ve Sanayi	7,185	13,014

Materials — 0.4%
Eregli Demir ve Celik Fabrikalari	28,254	22,708

TOTAL TURKEY		35,722
UNITED ARAB EMIRATES — 0.1%
Energy — 0.1%
NMDC Energy PJSC	9,986	7,857

UNITED STATES — 4.2%
Industrials — 2.7%
Ferrovial	2,514	147,181

Materials — 1.5%
Acerinox	1,546	32,182
Buzzi	633	30,191
Titan	301	19,073
		81,446
TOTAL UNITED STATES		228,627
TOTAL COMMON STOCK (Cost $4,800,730)		5,450,992
TOTAL INVESTMENTS — 99.9% (Cost $4,800,730)		$5,450,992

Percentages are based on Net Assets of $5,456,624.

*	Non-income producing security.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,391,669	$59,323	$—	$5,450,992
Total Investments in Securities	$5,391,669	$59,323	$—	$5,450,992

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — 100.1%
CANADA — 0.0%
Information Technology — 0.0%
POET Technologies *	4,524	$33,749

FRANCE — 0.0%
Information Technology — 0.0%
2CRSI *	268	8,218

NETHERLANDS — 5.7%
Information Technology — 5.7%
ASML Holding	3,343	5,669,761
Nebius Group, Cl A *	5,267	1,086,688

TOTAL NETHERLANDS		6,756,449
SOUTH KOREA — 4.4%
Information Technology — 4.4%
SK Hynix	4,274	5,227,733

TAIWAN — 16.8%
Information Technology — 16.8%
Accton Technology	12,848	824,213
Alchip Technologies	2,127	273,234
MediaTek	39,904	4,937,368
Mitac Holdings	29,626	86,388
Quanta Computer	68,087	726,545
Taiwan Semiconductor Manufacturing ADR	30,014	12,465,415
Wiwynn	3,187	712,810

TOTAL TAIWAN		20,025,973
UNITED KINGDOM — 3.6%
Information Technology — 3.6%
ARM Holdings PLC ADR *	17,902	4,330,673

UNITED STATES — 69.6%
Industrials — 2.1%
Vertiv Holdings, Cl A	9,722	2,515,276

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 67.5%
Advanced Micro Devices *	11,684	$5,499,892
Ambarella *	1,099	76,249
Arista Networks *	26,890	5,262,104
Astera Labs *	3,615	1,073,583
Broadcom	29,380	10,880,589
Cadence Design Systems *	7,086	2,400,595
Cisco Systems	45,394	5,015,583
CoreWeave, Cl A *	8,676	736,506
Credo Technology Group Holding *	4,326	978,498
D-Wave Quantum *	9,304	160,029
Hewlett Packard Enterprise	34,322	1,792,981
Intel *	45,685	4,089,264
IonQ *	9,450	371,480
Marvell Technology	22,424	4,746,264
Micron Technology	16,205	15,536,220
Monolithic Power Systems	1,277	1,618,942
NetApp	5,136	951,649
NVIDIA	56,446	12,462,148
Qualcomm	22,997	3,920,529
Quantum Computing *	5,110	42,055
Rambus *	2,842	246,373
Rigetti Computing *	8,460	132,484
Super Micro Computer *	13,411	499,962
Synopsys *	4,672	2,053,764
		80,547,743
TOTAL UNITED STATES		83,063,019
TOTAL COMMON STOCK (Cost $118,339,226)		119,445,814
TOTAL INVESTMENTS — 100.1% (Cost $118,339,226)		$119,445,814

Percentages are based on Net Assets of $119,383,663.

*	Non-income producing security.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X AI Semiconductor & Quantum ETF

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — 100.1%
CANADA — 4.9%
Communication Services — 0.4%
Telesat *	4,096	$177,766

Industrials — 4.5%
MDA Space *	62,889	1,815,947

TOTAL CANADA		1,993,713
CHINA — 0.2%
Communication Services — 0.2%
APT Satellite Holdings	274,100	73,601

FRANCE — 2.2%
Communication Services — 2.2%
Eutelsat Communications *	427,584	914,144

GERMANY — 1.1%
Industrials — 1.1%
OHB	1,851	433,250

ISRAEL — 1.2%
Information Technology — 1.2%
Gilat Satellite Networks *	48,157	476,754

ITALY — 2.3%
Industrials — 2.3%
Avio	26,826	916,761

JAPAN — 3.7%
Industrials — 3.7%
Astroscale Holdings *	64,916	460,565
Axelspace Holdings *	30,886	101,732
Ispace *	83,794	223,003
QPS Holdings *	28,802	324,100
Synspective *	42,024	394,464

TOTAL JAPAN		1,503,864

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG — 3.1%
Communication Services — 3.1%
SES, Cl A	218,685	$1,243,198

POLAND — 0.6%
Industrials — 0.6%
Creotech Instruments *	1,391	261,182

SINGAPORE — 0.6%
Information Technology — 0.6%
Addvalue Technologies *	1,804,600	261,053

SOUTH KOREA — 1.4%
Industrials — 0.8%
Innospace *	19,101	83,600
Satrec Initiative	4,420	236,082
		319,682
Information Technology — 0.6%
Intellian Technologies	5,389	248,069

TOTAL SOUTH KOREA		567,751
SWEDEN — 0.6%
Communication Services — 0.6%
Ovzon *	64,862	263,130

UNITED KINGDOM — 1.0%
Information Technology — 1.0%
Filtronic PLC *	129,527	413,569

UNITED STATES — 77.2%
Communication Services — 40.6%
AST SpaceMobile, Cl A *	66,697	3,941,793
Globalstar *	22,791	1,858,606
Iridium Communications	39,563	1,858,670
Space Exploration Technologies, Cl A *	61,608	8,852,453
		16,511,522

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Space Tech

	Shares	Value
COMMON STOCK — continued
Industrials — 32.3%
BlackSky Technology, Cl A *	27,392	$632,755
Firefly Aerospace *	76,820	1,622,439
Intuitive Machines, Cl A *	112,326	1,725,327
Planet Labs PBC *	86,757	1,722,127
Redwire *	164,442	1,759,529
Rocket Lab *	60,904	3,892,984
Satellogic, Cl A *	83,559	406,932
Sidus Space, Cl A *	75,354	163,518
Spire Global, Cl A *	24,605	326,508
Virgin Galactic Holdings *	112,342	328,039
York Space Systems *	65,019	591,023
		13,171,181
Information Technology — 4.3%
Viasat *	25,892	1,741,755

TOTAL UNITED STATES		31,424,458
TOTAL COMMON STOCK (Cost $60,911,154)		40,746,428
TOTAL INVESTMENTS — 100.1% (Cost $60,911,154)		$40,746,428

Percentages are based on Net Assets of $40,715,277.

*	Non-income producing security.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Space Tech

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,332,859	$413,569	$—	$40,746,428
Total Investments in Securities	$40,332,859	$413,569	$—	$40,746,428

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depository Receipt

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

GLX-QH-008-2100

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 76.1%
ARGENTINA — 1.0%
Energy — 1.0%
Vista Energy ADR *	8,398	$600,121

BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	179	346,580

CANADA — 0.9%
Materials — 0.9%
Franco-Nevada	2,113	556,036

CHILE — 1.0%
Materials — 1.0%
Antofagasta PLC	11,121	608,996

COLOMBIA — 0.3%
Financials — 0.3%
Grupo Cibest	6,528	172,321

GREECE — 1.1%
Financials — 1.1%
Alpha Bank	115,640	614,415

HUNGARY — 0.5%
Financials — 0.5%
OTP Bank Nyrt	2,014	289,687

KAZAKHSTAN — 1.0%
Energy — 0.5%
NAC Kazatomprom JSC GDR	3,940	293,530

Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	8,192	277,709

TOTAL KAZAKHSTAN		571,239

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 2.0%
Consumer Staples — 0.9%
Wal-Mart de Mexico	188,900	$522,054

Financials — 0.5%
Grupo Financiero Banorte, Cl O	25,200	284,761

Real Estate — 0.6%
Inmobiliaria Vesta	107,700	372,326

TOTAL MEXICO		1,179,141
POLAND — 0.6%
Consumer Staples — 0.6%
Dino Polska *	34,767	335,542

SAUDI ARABIA — 3.0%
Financials — 3.0%
Al Rajhi Bank	54,455	978,264
Saudi National Bank	64,967	749,233

TOTAL SAUDI ARABIA		1,727,497
SOUTH AFRICA — 3.2%
Consumer Staples — 0.5%
Clicks Group	22,430	276,009

Financials — 2.7%
Capitec Bank Holdings	3,046	878,159
FirstRand	115,588	682,800
		1,560,959
TOTAL SOUTH AFRICA		1,836,968
SOUTH KOREA — 25.5%
Communication Services — 0.9%
NAVER	3,241	513,881

Consumer Staples — 1.6%
Samyang Foods	803	898,285

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.6%
Shinhan Financial Group	19,200	$1,527,751

Industrials — 9.5%
Doosan Enerbility *	8,578	517,087
Hanwha Aerospace	2,163	1,741,653
HD Hyundai Electric	803	458,237
Samsung C&T	5,516	1,517,444
SK Square	1,656	1,254,765
		5,489,186
Information Technology — 10.9%
Samsung Electro-Mechanics	328	349,426
Samsung Electronics	21,076	4,003,916
SK hynix	1,594	1,949,697
		6,303,039
TOTAL SOUTH KOREA		14,732,142
TAIWAN — 33.4%
Financials — 1.9%
Fubon Financial Holding	237,000	1,075,846

Information Technology — 31.5%
Alchip Technologies	5,000	642,299
ASPEED Technology	1,100	557,074
Delta Electronics	34,000	1,972,133
Hon Hai Precision Industry	197,000	1,552,550
MediaTek	20,500	2,536,489
Quanta Computer	72,000	768,299
Taiwan Semiconductor Manufacturing	113,000	8,567,083
Taiwan Semiconductor Manufacturing ADR	3,905	1,621,825
		18,217,752
TOTAL TAIWAN		19,293,598
TURKEY — 0.4%
Financials — 0.4%
Haci Omer Sabanci Holding	110,654	213,730

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 1.6%
Energy — 0.7%
ADNOC Drilling PJSC	248,218	$391,970

Real Estate — 0.9%
Aldar Properties PJSC	258,568	540,663

TOTAL UNITED ARAB EMIRATES		932,633
TOTAL COMMON STOCK (Cost $35,890,175)		44,010,646

EXCHANGE-TRADED FUNDS — 23.4%
International Equity — 23.4%
Global X Brazil Active ETF (A)	113,510	3,525,791
Global X India Active ETF (A)(B)	364,382	9,987,127
		13,512,918
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,063,913)		13,512,918
TOTAL INVESTMENTS — 99.5% (Cost $49,954,088)		$57,523,564

Percentages are based on Net Assets of $57,800,179.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Global X Brazil Active ETF
$1,615,078	$4,017,554	$(2,502,828)	$(5,770)	$401,757	$3,525,791	$69,537	$—
Global X India Active ETF
5,745,263	8,796,284	(3,300,565)	(1,150,184)	(103,671)	9,987,127	25,457	57,770
Totals:
$7,360,341	$12,813,838	$(5,803,393)	$(1,155,954)	$298,086	$13,512,918	$94,994	$57,770

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA — 0.6%
Energy — 0.6%
Vista Energy ADR *	4,714	$336,863

BRAZIL — 5.0%
Consumer Discretionary — 0.6%
MercadoLibre *	167	323,345

Consumer Staples — 0.3%
Raia Drogasil	52,548	198,800

Financials — 2.8%
Itau Unibanco Holding ADR	155,299	1,181,825
NU Holdings, Cl A *	32,288	469,791
		1,651,616
Industrials — 1.3%
Localiza Rent a Car	42,900	290,400
WEG	46,900	453,990
		744,390
TOTAL BRAZIL		2,918,151
CANADA — 1.6%
Materials — 1.6%
Franco-Nevada	3,580	942,077

CHILE — 1.6%
Materials — 1.6%
Antofagasta PLC	16,709	915,000

CHINA — 16.5%
Communication Services — 5.5%
Kuaishou Technology, Cl B	93,800	401,796
NetEase	26,200	643,027
Tencent Holdings	37,200	2,149,631
		3,194,454

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 6.2%
Alibaba Group Holding	132,200	$1,925,840
BYD, Cl H	42,000	467,185
Meituan, Cl B *	38,400	386,484
PDD Holdings ADR *	6,744	566,496
Trip.com Group *	5,400	247,430
		3,593,435
Financials — 2.9%
China Construction Bank, Cl H	657,800	797,150
China Merchants Bank, Cl H	130,000	844,910
		1,642,060
Industrials — 1.4%
Contemporary Amperex Technology, Cl A	14,800	800,914

Information Technology — 0.5%
NAURA Technology Group, Cl A	2,800	291,666

TOTAL CHINA		9,522,529
COLOMBIA — 0.6%
Financials — 0.6%
Grupo Cibest	13,556	357,841

GREECE — 0.9%
Financials — 0.9%
Alpha Bank	96,432	512,359

HONG KONG — 2.8%
Financials — 2.8%
Futu Holdings ADR	2,836	346,389
Hong Kong Exchanges & Clearing	24,000	1,301,749

TOTAL HONG KONG		1,648,138
HUNGARY — 0.5%
Financials — 0.5%
OTP Bank Nyrt	1,994	286,811

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 11.9%
Communication Services — 1.2%
Bharti Airtel	37,781	$719,211

Consumer Discretionary — 2.3%
Eicher Motors	8,592	717,961
Eternal *	172,826	595,750
		1,313,711
Energy — 1.0%
Reliance Industries GDR	10,436	551,021

Financials — 4.4%
Axis Bank	44,436	606,914
HDFC Bank	102,342	762,340
ICICI Bank ADR	38,916	1,181,490
		2,550,744
Health Care — 1.0%
Apollo Hospitals Enterprise	6,394	597,775

Industrials — 1.0%
InterGlobe Aviation	10,299	566,340

Real Estate — 1.0%
Prestige Estates Projects	33,843	580,636

TOTAL INDIA		6,879,438
KAZAKHSTAN — 1.1%
Energy — 0.5%
NAC Kazatomprom JSC GDR	3,988	297,106

Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	9,766	331,067

TOTAL KAZAKHSTAN		628,173
MEXICO — 1.2%
Consumer Staples — 0.8%
Arca Continental	22,400	256,185

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wal-Mart de Mexico	69,700	$192,627
		448,812
Financials — 0.4%
Grupo Financiero Banorte, Cl O	22,243	251,347

TOTAL MEXICO		700,159
POLAND — 0.2%
Consumer Staples — 0.2%
Dino Polska *	12,634	121,933

SAUDI ARABIA — 2.2%
Financials — 2.2%
Al Rajhi Bank	33,532	602,390
Saudi National Bank	55,749	642,926

TOTAL SAUDI ARABIA		1,245,316
SOUTH AFRICA — 1.9%
Consumer Staples — 0.3%
Clicks Group	14,101	173,518

Financials — 1.6%
Capitec Bank Holdings	2,145	618,401
FirstRand	48,617	287,190
		905,591
TOTAL SOUTH AFRICA		1,079,109
SOUTH KOREA — 20.8%
Communication Services — 0.5%
NAVER	1,795	284,609

Consumer Staples — 0.8%
Samyang Foods	395	441,871

Financials — 2.4%
Shinhan Financial Group	17,543	1,395,903

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.5%
Hanwha Aerospace	1,187	$955,775
Samsung C&T	1,964	540,294
SK Square	1,489	1,128,228
		2,624,297
Information Technology — 12.6%
Samsung Electro-Mechanics	459	488,983
Samsung Electronics GDR	969	4,610,502
SK hynix	1,816	2,221,236
		7,320,721
TOTAL SOUTH KOREA		12,067,401
TAIWAN — 27.9%
Financials — 1.3%
Fubon Financial Holding	165,000	749,007

Information Technology — 26.6%
Alchip Technologies	3,000	385,379
ASPEED Technology	1,100	557,074
Delta Electronics	27,000	1,566,105
Hon Hai Precision Industry	123,000	969,359
MediaTek	21,000	2,598,354
Quanta Computer	71,000	757,629
Taiwan Semiconductor Manufacturing	95,000	7,202,415
Taiwan Semiconductor Manufacturing ADR	3,303	1,371,802
		15,408,117
TOTAL TAIWAN		16,157,124
TURKEY — 0.5%
Financials — 0.5%
Haci Omer Sabanci Holding (A)	146,467	282,903

UNITED ARAB EMIRATES — 1.6%
Energy — 0.7%
ADNOC Drilling PJSC	253,689	400,609

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.9%
Aldar Properties PJSC	256,775	$536,914

TOTAL UNITED ARAB EMIRATES		937,523
TOTAL COMMON STOCK (Cost $47,413,894)		57,538,848

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
Citadel Securities LLC 3.720%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $211,022 (collateralized by various U.S. Treasury Obligations, ranging in par value $14 - $21,073, 0.000% - 5.125%, 10/08/2026 - 08/15/2056, with a total market value of $214,496)	$211,000	211,000
Deutsche Bank Securities, Inc. 3.660%, dated 08/31/2026, to be repurchased on 09/01/2026, repurchase price $14,757 (collateralized by a U.S. Treasury Obligation, with a par value $15,636, 4.875%, due 08/15/2045, with a total market value of $15,017)	14,755	14,755
TOTAL REPURCHASE AGREEMENTS (Cost $225,755)		225,755
TOTAL INVESTMENTS — 99.8% (Cost $47,639,649)		$57,764,603

Percentages are based on Net Assets of $57,897,044.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2026. The total market value of securities on loan at August 31, 2026 was $193,152.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026 was $225,755. The total value of non-cash collateral held from securities on loan as of August 31, 2026 was $0.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,538,848	$—	$—	$57,538,848
Repurchase Agreements	—	225,755	—	225,755
Total Investments in Securities	$57,538,848	$225,755	$—	$57,764,603

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 70.6%
Angola — 0.8%
Angolan Government International Bond 8.750%, 04/14/32	$1,800,000	$1,838,358
Angolan Government International Bond MTN 9.875%, 10/15/35	200,000	210,386
		2,048,744
Argentina — 4.3%
Argentine Republic Government International Bond
5.000%, 01/09/38	4,000,000	3,172,000
4.125%, 4.750%, 07/09/27, 07/09/35(A)	5,200,000	3,928,600
4.125%, 4.375%, 07/09/27, 07/09/46(A)	454,545	322,500
3.500%, 4.875%, 07/09/29, 07/09/41(A)	3,900,000	2,744,820
0.750%, 1.750%, 07/09/27, 07/09/30(A)	512,000	443,648
		10,611,568
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	200,000	186,106
Bahrain — 0.5%
Bahrain Government International Bond 6.750%, 09/20/29	800,000	784,915
Bahrain Government International Bond MTN 5.250%, 01/25/33	700,000	619,284
		1,404,199
Benin — 0.1%
Benin Government International Bond 7.960%, 02/13/38	200,000	211,345
Brazil — 5.3%
Brazilian Government International Bond
7.250%, 01/12/56	1,800,000	1,727,460
7.125%, 05/13/54	500,000	480,500
6.625%, 03/15/35	2,800,000	2,827,160
6.250%, 03/18/31	1,400,000	1,438,920
6.125%, 01/22/32	1,800,000	1,819,800
6.000%, 10/20/33	3,800,000	3,769,600
4.500%, 05/30/29	1,200,000	1,193,040
		13,256,480
Bulgaria — 0.3%
Bulgaria Government International Bond 5.000%, 03/05/37	900,000	859,500

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Chile — 0.5%
Chile Government International Bond
4.000%, 01/31/52	$700,000	$522,200
3.500%, 01/31/34	200,000	177,980
3.240%, 02/06/28	600,000	585,930
		1,286,110
Colombia — 4.0%
Colombia Government International Bond
8.375%, 11/07/54	1,300,000	1,426,750
7.500%, 02/02/34	1,000,000	1,049,000
5.375%, 01/21/29	2,200,000	2,192,960
4.500%, 03/15/29	800,000	781,200
3.875%, 04/25/27	600,000	596,340
3.250%, 04/22/32	2,700,000	2,316,600
3.125%, 04/15/31	2,000,000	1,760,700
		10,123,550
Costa Rica — 1.2%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	418,960
6.125%, 02/19/31	2,500,000	2,562,325
		2,981,285
Cote d’Ivoire — 0.3%
Ivory Coast Government International Bond
6.750%, 02/25/41	400,000	377,860
6.125%, 06/15/33	400,000	395,954
		773,814
Dominican Republic — 4.3%
Dominican Republic International Bond
7.150%, 02/24/55	500,000	509,000
7.050%, 02/03/31	2,400,000	2,512,800
6.150%, 05/17/38	500,000	485,500
6.000%, 07/19/28	1,950,000	1,969,500
5.950%, 01/25/27	300,000	301,200
5.500%, 02/22/29	1,400,000	1,399,300
5.300%, 01/21/41	200,000	175,400
4.875%, 09/23/32	2,100,000	1,977,150
4.500%, 01/30/30	1,400,000	1,348,200
		10,678,050

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ecuador — 2.2%
Ecuador Government International Bond
9.250%, 01/29/39	$500,000	$504,250
8.750%, 01/29/34	2,000,000	1,995,000
6.900%, 07/31/30	480,000	479,040
6.900%, 07/31/35	1,800,000	1,646,100
5.500%, 6.000%, 07/31/27, 07/31/40(A)	800,000	654,000
		5,278,390
Egypt — 2.3%
Egypt Government International Bond
8.875%, 05/29/50	600,000	588,329
7.903%, 02/21/48	800,000	717,839
7.625%, 05/29/32	400,000	409,357
7.500%, 01/31/27	500,000	502,610
5.800%, 09/30/27	2,900,000	2,893,019
Egypt Government International Bond MTN 5.875%, 02/16/31	600,000	580,044
		5,691,198
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	365,088
Ghana — 0.9%
Ghana Government International Bond
5.000%, 6.000%, 07/03/28, 07/03/29(A)	712,500	704,146
5.000%, 6.000%, 07/03/28, 07/03/35(A)	1,300,000	1,207,661
3.422%, 01/03/30	233,399	207,513
		2,119,320
Guatemala — 0.6%
Guatemala Government Bond 6.050%, 08/06/31	1,400,000	1,423,520
Hungary — 2.7%
Hungary Government International Bond
6.750%, 09/25/52	800,000	833,881
6.250%, 09/22/32	2,200,000	2,305,802
6.125%, 05/22/28	800,000	815,272
5.500%, 06/16/34	1,500,000	1,501,920
5.500%, 03/26/36	1,200,000	1,181,867
3.125%, 09/21/51	500,000	300,893
		6,939,635

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 0.1%
Export-Import Bank of India MTN 2.250%, 01/13/31	$200,000	$176,965
Indonesia — 1.7%
Indonesia Government International Bond
5.650%, 01/11/53	1,000,000	934,948
5.250%, 01/15/30	1,100,000	1,112,219
4.550%, 01/11/28	1,000,000	1,001,819
4.350%, 02/21/31	1,200,000	1,169,266
		4,218,252
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	400,226
Kenya — 0.4%
Republic of Kenya Government International Bond
9.750%, 02/16/31	500,000	537,695
8.250%, 02/28/48	200,000	185,263
8.000%, 05/22/32	200,000	203,957
		926,915
Lebanon — 0.3%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	697,983
Mexico — 6.9%
Mexico Government International Bond
6.750%, 02/09/56	1,000,000	937,500
6.400%, 05/07/54	2,500,000	2,261,250
6.350%, 02/09/35	1,800,000	1,818,900
6.125%, 02/09/38	200,000	192,700
6.000%, 05/07/36	2,000,000	1,950,900
5.850%, 07/02/32	200,000	200,580
5.625%, 02/09/34	2,000,000	1,940,100
5.625%, 09/22/35	2,700,000	2,585,250
5.375%, 03/22/33	3,500,000	3,389,225
4.750%, 04/27/32	1,200,000	1,141,200
2.659%, 05/24/31	600,000	527,610
		16,945,215

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Morocco — 0.9%
Morocco Government International Bond
6.500%, 09/08/33	$600,000	$629,287
5.950%, 03/08/28	600,000	607,765
4.000%, 12/15/50	200,000	137,870
3.000%, 12/15/32	1,200,000	1,041,253
		2,416,175
Nigeria — 2.4%
Nigeria Government International Bond
8.747%, 01/21/31	2,000,000	2,160,142
7.696%, 02/23/38	1,400,000	1,418,744
7.143%, 02/23/30	800,000	820,787
Nigeria Government International Bond MTN
8.375%, 03/24/29	750,000	791,755
7.625%, 11/28/47	800,000	773,648
		5,965,076
Oman — 1.5%
Oman Government International Bond
6.250%, 01/25/31	800,000	830,393
5.625%, 01/17/28	2,100,000	2,116,110
5.375%, 03/08/27	300,000	300,330
Oman Government International Bond MTN 6.000%, 08/01/29	700,000	717,768
		3,964,601
Pakistan — 0.4%
Pakistan Government International Bond MTN 7.375%, 04/08/31	900,000	903,709
Panama — 2.6%
Panama Government International Bond
6.700%, 01/26/36	200,000	209,910
6.400%, 02/14/35	1,700,000	1,761,200
5.662%, 02/23/38	200,000	194,600
5.227%, 02/23/34	1,000,000	966,700
4.500%, 04/01/56	400,000	295,800
3.875%, 03/17/28	800,000	785,200
3.870%, 07/23/60	600,000	389,700
2.252%, 09/29/32	2,000,000	1,657,000
		6,260,110

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Paraguay — 0.4%
Paraguay Government International Bond
6.650%, 03/04/55	$500,000	$508,525
4.950%, 04/28/31	400,000	395,536
		904,061
Peru — 2.6%
Peruvian Government International Bond
8.750%, 11/21/33	1,900,000	2,259,100
5.875%, 08/08/54	1,600,000	1,519,200
5.500%, 03/30/36	900,000	887,130
5.375%, 02/08/35	1,000,000	986,500
2.783%, 01/23/31	700,000	639,555
		6,291,485
Philippines — 2.0%
Philippine Government International Bond
6.375%, 10/23/34	1,900,000	2,016,462
5.500%, 01/17/48	1,000,000	923,733
5.000%, 07/17/33	1,200,000	1,185,192
3.700%, 02/02/42	1,000,000	774,762
		4,900,149
Poland — 1.6%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,300,000	1,298,189
Republic of Poland Government International Bond
5.500%, 04/04/53	2,650,000	2,369,206
5.125%, 09/18/34	200,000	196,814
		3,864,209
Romania — 3.6%
Romanian Government International Bond
7.125%, 01/17/33	400,000	417,609
6.625%, 05/16/36	1,200,000	1,200,528
5.875%, 01/30/29	1,500,000	1,508,442
5.750%, 09/16/30	2,100,000	2,095,883
5.750%, 03/24/35	800,000	760,848
5.250%, 11/25/27	200,000	199,776
4.000%, 02/14/51	1,300,000	837,023
3.625%, 03/27/32	800,000	711,918
3.000%, 02/14/31	1,500,000	1,336,515
		9,068,542

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — 1.2%
Saudi Government International Bond MTN
5.750%, 01/16/54	$2,000,000	$1,840,247
4.500%, 04/17/30	600,000	589,318
2.250%, 02/02/33	1,000,000	842,800
		3,272,365
Senegal — 0.2%
Senegal Government International Bond 6.250%, 05/23/33	800,000	402,511
Serbia — 0.9%
Serbia International Bond 6.500%, 09/26/33	2,100,000	2,171,831
South Africa — 3.0%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	981,828
7.100%, 11/19/36	1,900,000	2,022,974
5.875%, 04/20/32	2,200,000	2,251,242
4.850%, 09/27/27	400,000	399,715
4.850%, 09/30/29	1,200,000	1,192,561
4.300%, 10/12/28	600,000	591,588
		7,439,908
Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/28	424,000	410,250
3.600%, 5.100%, 12/15/27, 06/15/35(A)	100,000	82,717
3.600%, 3.850%, 11/15/27, 05/15/36(A)	200,000	204,427
3.600%, 3.850%, 08/15/27, 02/15/38(A)	100,000	102,545
3.350%, 3.600%, 09/15/27, 03/15/33(A)	700,000	671,450
3.100%, 3.350%, 07/15/27, 01/15/30(A)	400,000	411,329
		1,882,718
Trinidad & Tobago — 0.3%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	800,000	808,000

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Turkey — 3.2%
Turkiye Government International Bond
7.125%, 07/17/32	$200,000	$203,033
6.950%, 09/16/35	2,300,000	2,265,542
6.500%, 01/03/35	200,000	192,939
6.300%, 03/14/33	1,000,000	965,027
6.125%, 10/24/28	2,800,000	2,808,544
5.875%, 06/26/31	200,000	194,525
5.750%, 05/11/47	1,600,000	1,263,827
		7,893,437
Ukraine — 1.6%
Ukraine Government International Bond
17.891%, 3.000%, 02/01/27, 02/01/30(A)	200,000	143,482
13.283%, 3.000%, 02/01/27, 02/01/34(A)	1,300,000	720,677
9.365%, 3.000%, 02/01/27, 02/01/35(A)	1,000,000	575,376
7.088%, 3.000%, 02/01/27, 02/01/36(A)	900,000	517,962
4.500%, 6.000%, 02/01/27, 02/01/34(A)	850,001	582,266
4.500%, 6.000%, 02/01/27, 02/01/35(A)	2,000,000	1,345,224
4.500%, 6.000%, 02/01/27, 02/01/36(A)	500,000	331,829
		4,216,816
United Arab Emirates — 0.8%
Abu Dhabi Government International Bond 5.500%, 04/30/54	1,100,000	1,024,503
Abu Dhabi Government International Bond MTN 3.625%, 10/02/28	1,000,000	982,812
		2,007,315
Uruguay — 0.5%
Uruguay Government International Bond
5.100%, 06/18/50	800,000	708,400
4.375%, 01/23/31	400,000	396,440
		1,104,840
TOTAL SOVEREIGN DEBT (Cost $172,052,603)		175,341,316

CORPORATE OBLIGATIONS — 23.1%
Brazil — 0.6%
Financials — 0.6%
B3 - Brasil Bolsa Balcao 4.125%, 09/20/31	1,500,000	1,380,000

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Chile — 7.0%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	$1,500,000	$1,339,061
Energy — 1.4%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,100,000	1,121,237
5.950%, 07/30/34	1,000,000	1,003,504
5.250%, 11/06/29	1,586,000	1,590,763
		3,715,504
Materials — 3.8%
Corp Nacional del Cobre de Chile
6.780%, 01/13/55	2,600,000	2,675,920
5.950%, 01/08/34	3,700,000	3,755,337
5.529%, 01/30/37	2,000,000	1,937,580
3.000%, 09/30/29	1,000,000	941,837
		9,310,674
Utilities — 1.3%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,227,500	2,277,708
Colbun 5.375%, 09/11/35	900,000	885,465
		3,163,173
		17,528,412
China — 0.1%
Consumer Discretionary — 0.1%
Prosus 4.987%, 01/19/52	200,000	156,210
Colombia — 0.5%
Energy — 0.5%
Ecopetrol 5.875%, 05/28/45	1,500,000	1,214,033
Hungary — 0.1%
Utilities — 0.1%
MVM Energetika Zrt 6.500%, 03/13/31	300,000	311,351
Indonesia — 0.6%
Financials — 0.4%
Danantara Investment Management MTN 5.950%, 06/18/36	1,000,000	984,974

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 0.2%
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	$400,000	$411,141
		1,396,115
Kazakhstan — 0.4%
Energy — 0.4%
KazMunayGas National JSC 6.375%, 10/24/48	1,100,000	1,061,631
Malaysia — 1.5%
Energy — 1.5%
Petronas Capital
5.848%, 04/03/55	700,000	689,811
5.340%, 04/03/35	400,000	400,945
Petronas Capital MTN
4.550%, 04/21/50	1,200,000	987,916
3.500%, 04/21/30	1,300,000	1,240,364
2.480%, 01/28/32	200,000	175,951
		3,494,987
Mexico — 5.2%
Consumer Staples — 0.8%
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,466,980
6.050%, 01/15/29	400,000	408,695
		1,875,675
Energy — 3.1%
Petroleos Mexicanos
10.000%, 02/07/33	1,600,000	1,868,320
7.690%, 01/23/50	500,000	455,537
6.840%, 01/23/30	2,300,000	2,365,667
6.500%, 03/13/27	1,500,000	1,509,897
5.950%, 01/28/31	1,600,000	1,581,371
Petroleos Mexicanos MTN 8.750%, 06/02/29	200,000	214,333
		7,995,125
Materials — 0.3%
Cemex 5.200%, 09/17/30	800,000	799,390
Sovereign Debt — 0.4%
Minera Mexico 5.625%, 02/12/32	1,000,000	999,500

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.6%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	$1,473,728	$1,470,736
		13,140,426
Peru — 1.1%
Energy — 0.4%
Petroleos del Peru 5.625%, 06/19/47	800,000	589,600
Pluspetrol Camisea /Pluspetrol Lote 56 6.240%, 07/03/36	600,000	618,055
Transportadora de Gas del Peru 4.250%, 04/30/28	80,000	79,514
		1,287,169
Financials — 0.6%
Scotiabank Peru SAA 6.100%, H15T1Y + 2.309%, 10/01/35(D)	1,500,000	1,517,850
Utilities — 0.1%
Kallpa Generacion 5.500%, 09/11/35	300,000	295,425
		3,100,444
Poland — 0.6%
Energy — 0.6%
ORLEN 6.000%, 01/30/35	1,500,000	1,524,580
Saudi Arabia — 1.1%
Energy — 1.1%
EIG Pearl Holdings SARL
4.387%, 11/30/46	200,000	155,478
3.545%, 08/31/36	387,966	345,269
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,600,000	1,444,740
3.500%, 04/16/29	800,000	771,588
		2,717,075
South Africa — 1.8%
Utilities — 1.8%
Eskom Holdings MTN 6.350%, 08/10/28	4,300,000	4,368,495

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Korea — 0.4%
Information Technology — 0.4%
SK hynix 2.375%, 01/19/31	$1,000,000	$892,476
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	1,400,000	1,254,857
United Arab Emirates — 0.5%
Consumer Staples — 0.3%
DP World MTN 5.625%, 09/25/48	800,000	705,133
Energy — 0.1%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	400,000	344,973
Industrials — 0.1%
DP World MTN 4.700%, 09/30/49	200,000	154,606
		1,204,712
United States — 1.1%
Financials — 0.4%
J&F LUXEMBOURG FINANCE SARL 8.000%, 04/23/33	1,000,000	970,630
Materials — 0.7%
GCC 3.614%, 04/20/32	1,800,000	1,636,103
		2,606,733
TOTAL CORPORATE OBLIGATIONS (Cost $57,985,966)		57,352,537

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds 4.625%, 02/15/2055	2,000,000	1,812,735
U.S. Treasury Notes
4.250%, 01/31/2030	2,000,000	1,987,656
4.250%, 11/15/2034	1,000,000	970,625

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 08/31/2027	$3,200,000	$3,181,850
		6,140,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,084,102)		7,952,866

	Shares
EXCHANGE-TRADED FUND — 0.8%
Domestic Fixed Income — 0.8%
Global X 1-3 Month T-Bill ETF (E)	20,000	2,007,200
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,548)		2,007,200
TOTAL INVESTMENTS — 97.7% (Cost $240,132,219)		$242,653,919

Percentages are based on Net Assets of $248,360,189.

(A)	Step Bonds - represents the current rate, the step rate, the step date, and the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $784,048, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$175,341,316	$—	$175,341,316
Corporate Obligations	—	57,352,537	—	57,352,537
U.S. Treasury Obligations	—	7,952,866	—	7,952,866
Exchange-Traded Fund	2,007,200	—	—	2,007,200
Total Investments in Securities	$2,007,200	$240,646,719	$—	$242,653,919

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$2,008,200	$—	$—	$(1,000)	$—	$2,007,200	$55,540	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 93.3%
BRAZIL — 89.9%
Consumer Discretionary — 5.4%
Direcional Engenharia	70,100	$150,462
MercadoLibre *	84	162,641
Vibra Energia	18,800	124,903
Vivara Participacoes	27,500	118,263
		556,269
Consumer Staples — 2.4%
Raia Drogasil	65,306	247,066

Energy — 16.9%
Petroleo Brasileiro - Petrobras ADR	77,552	1,500,631
PRIO *	19,100	231,082
		1,731,713
Financials — 34.8%
B3 - Brasil Bolsa Balcao	117,500	367,868
Banco Bradesco ADR	134,552	441,331
Banco BTG Pactual	48,400	511,111
Itau Unibanco Holding ADR	135,604	1,031,946
NU Holdings, Cl A *	83,427	1,213,863
		3,566,119
Industrials — 8.0%
Embraer ADR	3,520	251,891
Localiza Rent a Car	24,000	162,461
WEG	42,600	412,367
		826,719
Materials — 11.9%
ERO Copper *	8,803	327,469
Vale ADR, Cl B	48,821	736,709
Wheaton Precious Metals	1,033	155,808
		1,219,986
Real Estate — 0.9%
Multiplan Empreendimentos Imobiliarios	16,700	89,998

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 9.6%
Axia Energia ADR	44,000	$447,480
Cia Paranaense de Energia - Copel ADR	31,648	363,002
Equatorial	24,800	175,536
		986,018
TOTAL BRAZIL		9,223,888
UNITED STATES — 3.4%
Consumer Staples — 1.5%
JBS NV	11,478	155,616

Materials — 1.9%
Aura Minerals	2,303	192,484

TOTAL UNITED STATES		348,100
TOTAL COMMON STOCK (Cost $7,895,126)		9,571,988

PREFERRED STOCK — 4.5%
BRAZIL—4.5%
Financials — 4.5%
Itausa (A)	182,251	460,834
TOTAL PREFERRED STOCK (Cost $328,962)		460,834
TOTAL INVESTMENTS — 97.8% (Cost $8,224,088)		$10,032,822

Percentages are based on Net Assets of $10,255,745.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Brazil Active ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 99.0%
INDIA — 99.0%
Communication Services — 5.6%
Bharti Airtel	167,910	$3,196,387

Consumer Discretionary — 12.5%
Eicher Motors	14,965	1,250,500
Eternal *	430,546	1,484,138
FSN E-Commerce Ventures *	286,359	1,051,644
Maruti Suzuki India	7,723	1,099,203
Titan	42,577	2,282,433
		7,167,918
Consumer Staples — 6.1%
Avenue Supermarts *	32,227	1,320,484
United Spirits	137,616	2,154,288
		3,474,772
Energy — 9.1%
Bharat Petroleum	356,251	1,212,877
Reliance Industries GDR	75,163	3,968,606
		5,181,483
Financials — 31.1%
Axis Bank	230,663	3,150,430
Central Depository Services India	61,637	908,224
Go Digit General Insurance *	316,352	855,515
HDFC Bank	572,127	4,261,743
ICICI Bank ADR	157,147	4,770,983
IndusInd Bank	107,359	1,146,667
SBI Life Insurance	72,387	1,323,681
Shriram Finance	116,842	1,362,484
		17,779,727
Health Care — 4.1%
Apollo Hospitals Enterprise	25,034	2,340,430

Industrials — 10.4%
Adani Ports & Special Economic Zone	56,626	947,780
Hindustan Aeronautics	24,120	1,216,780
InterGlobe Aviation	24,090	1,324,705

Schedule of Investments	August 31, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	58,147	$2,471,062
		5,960,327
Information Technology — 6.3%
Infosys ADR	171,866	2,072,704
Tata Consultancy Services	61,285	1,544,854
		3,617,558
Materials — 8.1%
Solar Industries India	3,409	720,186
Steel Authority of India	809,651	1,658,750
UltraTech Cement	18,626	2,240,648
		4,619,584
Real Estate — 2.8%
Prestige Estates Projects	93,135	1,597,893

Utilities — 2.9%
NTPC	475,328	1,635,011

TOTAL INDIA		56,571,090
TOTAL COMMON STOCK (Cost $59,370,216)		56,571,090
TOTAL INVESTMENTS — 99.0% (Cost $59,370,216)		$56,571,090

Percentages are based on Net Assets of $57,132,688.

*	Non-income producing security.

As of August 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 86.8%
Bermuda — 0.8%
Financials — 0.8%
RenaissanceRe Holdings 5.800%, 04/01/35	$1,370,000	$1,373,525

Canada — 2.7%
Communication Services — 1.6%
Rogers Communications
5.000%, 02/15/29	1,370,000	1,369,404
3.200%, 03/15/27	1,370,000	1,360,950
		2,730,354
Energy — 0.7%
South Bow USA Infrastructure Holdings 5.026%, 10/01/29	1,096,000	1,090,649

Industrials — 0.4%
Canadian National Railway 4.350%, 05/12/29	685,000	677,001
		4,498,004
France — 0.7%
Communication Services — 0.7%
Orange 9.000%, 03/01/31	959,000	1,101,700

Germany — 0.3%
Information Technology — 0.3%
Deutsche Telekom International Finance BV 8.250%, 06/15/30	411,000	454,788

Netherlands — 0.7%
Health Care — 0.7%
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/46	1,644,000	1,211,658

United States — 81.6%
Communication Services — 5.9%
Alphabet 6.250%, 08/15/46	1,781,000	1,789,831
AT&T 6.000%, 04/30/56	1,370,000	1,247,474
Comcast 2.987%, 11/01/63	2,055,000	998,896

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Communication Services — continued
Meta Platforms
5.750%, 11/15/65	$685,000	$562,452
4.600%, 11/15/32	2,466,000	2,367,930
Omnicom Group 5.300%, 06/02/36	959,000	914,605
Verizon Communications 2.650%, 11/20/40	2,740,000	1,879,995
		9,761,183
Consumer Discretionary — 6.7%
Amazon.com
4.250%, 08/22/57	822,000	591,554
2.700%, 06/03/60	1,781,000	905,556
American Honda Finance 4.800%, 07/06/29	822,000	818,848
American Honda Finance MTN 5.150%, 07/09/32	2,055,000	2,036,670
DR Horton 5.500%, 10/15/35	822,000	816,471
Hyatt Hotels 5.250%, 06/30/29	1,781,000	1,792,534
Las Vegas Sands 6.200%, 08/15/34	959,000	969,750
Marriott International 5.100%, 05/01/38	1,644,000	1,540,989
Toyota Motor Credit MTN 4.650%, 09/03/32	1,644,000	1,604,150
		11,076,522
Consumer Staples — 0.9%
Altria Group 3.400%, 02/04/41	2,055,000	1,516,487

Energy — 4.4%
BP Capital Markets America 3.060%, 06/17/41	1,370,000	1,003,893
EOG Resources
5.950%, 07/15/55	548,000	537,322
5.350%, 01/15/36	411,000	406,719
5.000%, 07/15/32	685,000	681,159
MPLX
6.200%, 09/15/55	1,370,000	1,330,707
4.950%, 09/01/32	1,096,000	1,074,474

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Targa Resources 6.050%, 05/15/56	$1,096,000	$1,043,528
Williams 6.300%, 04/15/40	1,370,000	1,408,173
		7,485,975
Financials — 29.9%
Ameriprise Financial
5.350%, 06/15/36	1,096,000	1,071,550
4.800%, 06/15/31	1,096,000	1,084,442
Arch Capital Group 5.950%, 06/15/56	1,096,000	1,063,000
Bank of America 4.571%, SOFR + 1.830%, 04/27/33(A)	1,096,000	1,057,692
Berkshire Hathaway Finance 2.500%, 01/15/51	1,644,000	917,054
Capital One Financial 5.399%, SOFR + 1.508%, 01/30/37(A)	1,096,000	1,056,634
Citigroup 2.976%, SOFR + 1.422%, 11/05/30(A)	2,740,000	2,572,617
Citizens Financial Group 5.718%, SOFR + 1.910%, 07/23/32(A)	1,096,000	1,109,482
CNO Financial Group 6.450%, 06/15/34	959,000	980,622
Enact Holdings 6.250%, 05/28/29	1,370,000	1,402,540
FactSet Research Systems 3.450%, 03/01/32	3,425,000	3,085,805
First American Financial 2.400%, 08/15/31	2,055,000	1,775,855
First-Citizens Bank & Trust 5.097%, SOFR + 1.146%, 07/13/29(A)	1,700,000	1,696,151
FNB 5.722%, SOFRINDX + 1.930%, 12/11/30(A)	1,370,000	1,373,523
Goldman Sachs Group
5.734%, SOFR + 1.696%, 01/28/56(A)	1,096,000	1,015,344
5.425%, SOFR + 1.310%, 06/03/37(A)	1,370,000	1,334,209
2.650%, SOFR + 1.264%, 10/21/32(A)	4,795,000	4,205,277
Intercontinental Exchange 4.350%, 06/15/29	685,000	677,527
JPMorgan Chase 2.739%, TSFR3M + 1.510%, 10/15/30(A)	2,740,000	2,563,476

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Morgan Stanley
6.342%, SOFR + 2.560%, 10/18/33(A)	$3,699,000	$3,879,636
5.900%, SOFR + 1.782%, 03/13/47(A)	1,096,000	1,067,111
Morgan Stanley MTN 3.971%, 07/22/38(A)	1,781,000	1,511,371
Nasdaq 6.100%, 06/28/63	959,000	932,708
National Rural Utilities Cooperative Finance MTN 4.050%, 02/09/29	411,000	403,950
PNC Financial Services Group
5.575%, SOFR + 1.394%, 01/29/36(A)	3,014,000	3,017,030
5.492%, SOFR + 1.198%, 05/14/30(A)	2,329,000	2,360,922
Santander Holdings USA 6.174%, SOFR + 2.500%, 01/09/30(A)	959,000	979,538
Synchrony Financial 5.450%, SOFR + 1.346%, 10/15/30(A)	2,055,000	2,053,389
Truist Financial MTN 7.161%, SOFR + 2.446%, 10/30/29(A)	2,329,000	2,434,060
Wells Fargo 4.960%, SOFR + 1.100%, 01/23/37(A)	1,507,000	1,435,132
		50,117,647
Health Care — 5.6%
AbbVie 3.200%, 11/21/29	1,507,000	1,435,650
Gilead Sciences 2.600%, 10/01/40	2,192,000	1,543,293
Pfizer 2.550%, 05/28/40	2,329,000	1,632,890
Royalty Pharma 3.550%, 09/02/50	1,781,000	1,190,997
Solventum 5.900%, 04/30/54	2,055,000	1,935,094
Thermo Fisher Scientific 2.800%, 10/15/41	2,192,000	1,541,298
		9,279,222
Industrials — 6.1%
CSX 6.150%, 05/01/37	959,000	1,011,162
DuPont de Nemours 5.419%, 11/15/48	959,000	877,188

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
Flowserve 5.700%, 05/15/36	$2,603,000	$2,566,215
Howmet Aerospace 4.550%, 11/15/32	3,151,000	3,047,546
Lockheed Martin 5.200%, 02/15/64	2,055,000	1,800,657
Union Pacific 3.200%, 05/20/41	1,370,000	1,034,005
		10,336,773
Information Technology — 9.5%
Cadence Design Systems 4.300%, 09/10/29	1,370,000	1,348,583
Intel 5.300%, 05/15/36	1,507,000	1,452,518
Intuit 5.500%, 06/15/36	1,918,000	1,867,118
KLA 4.950%, 07/15/52	2,055,000	1,762,357
Oracle 4.550%, 02/04/29	1,644,000	1,606,754
QUALCOMM 6.000%, 05/20/53	2,466,000	2,402,282
Salesforce 4.900%, 09/15/31	3,014,000	2,974,778
ServiceNow 4.700%, 08/15/31	2,329,000	2,288,636
		15,703,026
Materials — 2.0%
Cabot 4.950%, 08/15/29	1,233,000	1,228,278
Sonoco Products 4.600%, 09/01/29	2,192,000	2,164,238
		3,392,516
Real Estate — 1.7%
Host Hotels & Resorts 2.900%, 12/15/31	1,781,000	1,572,743
VICI Properties 5.125%, 05/15/32	1,370,000	1,332,179
		2,904,922

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 8.9%
Alabama Power 4.300%, 03/15/31	$685,000	$665,387
Berkshire Hathaway Energy 2.850%, 05/15/51	2,740,000	1,594,126
CenterPoint Energy Houston Electric 4.450%, 10/01/32	1,370,000	1,318,618
Duke Energy 3.300%, 06/15/41	1,370,000	1,007,517
Duke Energy Carolinas 4.250%, 12/15/41	1,370,000	1,149,001
Exelon 5.600%, 03/15/53	959,000	871,522
FirstEnergy 3.400%, 03/01/50	1,370,000	889,089
National Fuel Gas
5.050%, 10/15/31	822,000	807,761
4.750%, 05/15/29	822,000	815,240
PPL Electric Utilities 5.750%, 05/15/56	1,918,000	1,832,553
Public Service Enterprise Group 5.200%, 04/01/29	959,000	966,056
Public Service of New Hampshire 5.350%, 10/01/33	822,000	825,045
Southern Power 4.900%, 10/01/35	1,096,000	1,037,063
Vistra Operations 5.000%, 04/30/31(B)	1,096,000	1,074,495
		14,853,473
		136,427,746
TOTAL CORPORATE OBLIGATIONS (Cost $148,049,189)		145,067,421

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 7.8%
Fixed Income — 7.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	80,000	$2,393,600
Vanguard Intermediate-Term Corporate Bond ETF	10,000	810,900
Vanguard Long-Term Corporate Bond ETF	55,000	3,971,000
Vanguard Short-Term Corporate Bond ETF	75,000	5,889,750
		13,065,250
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,088,216)		13,065,250

	Face Amount
U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds 5.000%, 05/15/2046	$1,000,000	970,469
U.S. Treasury Notes
4.125%, 10/31/2026	1,000,000	1,000,289
3.875%, 07/31/2030	1,000,000	979,101
3.375%, 02/29/2028	3,000,000	2,959,922
		4,939,312
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,910,011)		5,909,781
TOTAL INVESTMENTS — 98.2% (Cost $167,047,416)		$164,042,452

Percentages are based on Net Assets of $167,095,594.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $1,074,495, representing 0.6% of the Net Assets of the Fund.

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$145,067,421	$—	$145,067,421
Exchange-Traded Funds	13,065,250	—	—	13,065,250
U.S. Treasury Obligations	—	5,909,781	—	5,909,781
Total Investments in Securities	$13,065,250	$150,977,202	$—	$164,042,452

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
JSC — Joint-Stock Company
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
SOFR — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-1300

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$26,408	$27,537
3.625%, 04/15/2028	16,518	16,849
3.375%, 04/15/2032	24,458	25,988
2.500%, 01/15/2029	52,885	53,305
2.375%, 10/15/2028	40,341	40,643
2.375%, 02/15/2055	10,583	9,292
2.125%, 04/15/2029	41,028	40,978
2.125%, 01/15/2035	74,073	72,837
2.125%, 02/15/2040	6,180	5,813
2.125%, 02/15/2054	38,085	31,739
1.875%, 07/15/2034	69,178	67,237
1.875%, 07/15/2035	62,402	60,041
1.750%, 01/15/2028	20,723	20,559
1.750%, 01/15/2034	54,321	52,395
1.625%, 10/15/2029	31,840	31,472
1.625%, 04/15/2030	62,945	61,804
1.500%, 02/15/2053	13,482	9,776
1.375%, 07/15/2033	59,377	56,283
1.375%, 02/15/2044	24,359	19,242
1.250%, 04/15/2028	77,935	76,600
1.125%, 10/15/2030	20,648	19,913
1.125%, 01/15/2033	56,056	52,470
1.000%, 02/15/2046	16,913	11,986
1.000%, 02/15/2048	16,251	11,127
1.000%, 02/15/2049	21,234	14,315
0.875%, 01/15/2029	50,258	48,799
0.875%, 02/15/2047	41,503	28,110
0.750%, 02/15/2042	11,823	8,762
0.750%, 02/15/2045	14,182	9,746
0.625%, 07/15/2032	37,930	34,819
0.625%, 02/15/2043	17,430	12,307
0.500%, 01/15/2028	21,662	21,133
0.250%, 07/15/2029	53,528	50,974
0.250%, 02/15/2050	10,387	5,582
0.125%, 01/15/2030	38,940	36,458
0.125%, 07/15/2030	97,688	90,871
0.125%, 01/15/2031	25,657	23,557
0.125%, 07/15/2031	41,118	37,478
0.125%, 01/15/2032	15,661	14,063

Schedule of Investments	August 31, 2026 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/2052	$9,597	$4,700
		1,317,560
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,383,892)		1,317,560

PURCHASED OPTIONS — 0.5% (Cost $26,200)		7,095
TOTAL INVESTMENTS — 99.4% (Cost $1,410,092)		$1,324,655

Percentages are based on Net Assets of $1,332,547.

A list of the OTC interest rate options purchased by the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Option	Barclays	10,000,000	0.630	09/24/27	7,095

Total Purchased Options					$7,095

As of August 31, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0900